Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	ALLSTATE CORP
Entity Central Index Key	0000899051
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Property-liability insurance premiums (net of reinsurance ceded of $1,098, $1,092 and $1,056)	$ 25,942	$ 25,957	$ 26,194
Life and annuity premiums and contract charges (net of reinsurance ceded of $750, $804 and $838)	2,238	2,168	1,958
Net investment income	3,971	4,102	4,444
Realized capital gains and losses:
Total other-than-temporary impairment losses	(563)	(937)	(2,376)
Portion of loss recognized in other comprehensive income	(33)	(64)	457
Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales and other realized capital gains and losses	1,099	174	1,336
Total realized capital gains and losses	503	(827)	(583)
Total revenues	32,654	31,400	32,013
Costs and expenses
Property-liability insurance claims and claims expense (net of reinsurance ceded of $927, $271 and $415)	20,161	18,951	18,746
Life and annuity contract benefits (net of reinsurance ceded of $653, $702 and $642)	1,761	1,815	1,617
Interest credited to contractholder funds (net of reinsurance ceded of $27, $32 and $32)	1,645	1,807	2,126
Amortization of deferred policy acquisition costs	3,971	3,807	4,436
Operating costs and expenses	3,739	3,542	3,281
Restructuring and related charges	44	30	130
Interest expense	367	367	392
Total costs and expenses	31,688	30,319	30,728
(Loss) gain on disposition of operations	(7)	19	15
Income from operations before income tax expense	959	1,100	1,300
Income tax expense	172	189	412
Net income	$ 787	$ 911	$ 888
Earnings per share:
Net income per share - Basic (in dollars per share)	$ 1.51	$ 1.69	$ 1.65
Weighted average shares - Basic (in shares)	520.7	540.3	539.6
Net income per share - Diluted (in dollars per share)	$ 1.5	$ 1.68	$ 1.64
Weighted average shares - Diluted (in shares)	523.1	542.5	540.9
Cash dividends declared per share (in dollars per share)	$ 0.84	$ 0.8	$ 0.8

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Property-liability insurance premiums, reinsurance ceded	$ 1,098	$ 1,092	$ 1,056
Life and annuity premiums and contract charges, reinsurance ceded	750	804	838
Property-liability insurance claims and claims expense, reinsurance ceded	927	271	415
Life and annuity contract benefits, reinsurance ceded	653	702	642
Interest credited to contractholder funds, reinsurance ceded	$ 27	$ 32	$ 32

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Other comprehensive income, after-tax
Unrealized net capital gains and losses									452	1,911	3,424
Unrealized foreign currency translation adjustments									(12)	23	40
Unrecognized pension and other postretirement benefit cost									(239)	94	(214)
Other comprehensive income, after-tax									201	2,028	3,250
Comprehensive income									$ 988	$ 2,939	$ 4,138

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed income securities, at fair value (amortized cost $73,379 and $78,786)	$ 76,113	$ 79,612
Equity securities, at fair value (cost $4,203 and $4,228)	4,363	4,811
Mortgage loans	7,139	6,679
Limited partnership interests	4,697	3,816
Short-term, at fair value (amortized cost $1,291 and $3,279)	1,291	3,279
Other	2,015	2,286
Total investments	95,618	100,483
Cash	776	562
Premium installment receivables, net	4,920	4,839
Deferred policy acquisition costs	3,871	4,180
Reinsurance recoverables, net	7,251	6,552
Accrued investment income	826	809
Deferred income taxes	722	999
Property and equipment, net	914	921
Goodwill	1,242	874
Other assets	2,069	1,605
Separate Accounts	6,984	8,676
Total assets	125,193	130,500
Liabilities
Reserve for property-liability insurance claims and claims expense	20,375	19,468
Reserve for life-contingent contract benefits	14,406	13,450
Contractholder funds	42,332	48,195
Unearned premiums	10,057	9,800
Claim payments outstanding	827	737
Other liabilities and accrued expenses	5,978	5,621
Long-term debt	5,908	5,908
Separate Accounts	6,984	8,676
Total liabilities	106,867	111,855
Commitments and Contingent Liabilities (Note 7, 8 and 14)
Equity
Preferred stock, $1 par value, 25 million shares authorized, none issued
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 501 million and 533 million shares outstanding	9	9
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Unrealized net capital gains and losses:
Unrealized net capital losses on fixed income securities with OTTI	(174)	(190)
Other unrealized net capital gains and losses	2,041	1,089
Unrealized adjustment to DAC, DSI and insurance reserves	(467)	49
Total unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrecognized pension and other postretirement benefit cost	(1,427)	(1,188)
Total accumulated other comprehensive income (loss)	29	(172)
Total shareholders' equity	18,298	18,617
Noncontrolling interest	28	28
Total equity	18,326	18,645
Total liabilities and equity	$ 125,193	$ 130,500

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Fixed income securities, at fair value, amortized cost (in dollars)	$ 73,379	$ 78,786
Equity securities, at fair value, cost (in dollars)	4,203	4,228
Short-term, at fair value, amortized cost (in dollars)	$ 1,291	$ 3,279
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	900,000,000	900,000,000
Common stock, shares outstanding	501,000,000	533,000,000
Treasury stock, shares	399,000,000	367,000,000

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Total shareholders' equity	Common stock	Additional capital paid-in	Retained income	Deferred ESOP expense	Treasury stock	Accumulated other comprehensive income	Noncontrolling interest
Balance, beginning of year at Dec. 31, 2008				$ 3,130	$ 29,770	$ (49)	$ (15,855)	$ (4,884)	$ 32
Increase (decrease) in equity
Equity incentive plans activity				42
Net income	888				888
Dividends ($0.84, $0.80 and $0.80 per share)					(432)
Cumulative effect of change in accounting principle					872			(586)
Payments						2
Shares acquired							(3)
Shares reissued under equity incentive plans, net							30
Change in unrealized net capital gains and losses	3,424							3,424
Change in unrealized foreign currency translation adjustments	40							40
Change in unrecognized pension and other postretirement benefit cost	(214)							(214)
Change in noncontrolling interest ownership									(3)
Balance, end of year at Dec. 31, 2009	16,213	16,184	9	3,172	31,098	(47)	(15,828)	(2,220)	29
Increase (decrease) in equity
Equity incentive plans activity				4
Net income	911				911
Dividends ($0.84, $0.80 and $0.80 per share)					(433)
Cumulative effect of change in accounting principle					(18)			20	10
Payments						3
Shares acquired							(166)
Shares reissued under equity incentive plans, net							84
Change in unrealized net capital gains and losses	1,911							1,911
Change in unrealized foreign currency translation adjustments	23							23
Change in unrecognized pension and other postretirement benefit cost	94							94
Change in noncontrolling interest ownership									(14)
Noncontrolling gain									3
Balance, end of year at Dec. 31, 2010	18,645	18,617	9	3,176	31,558	(44)	(15,910)	(172)	28
Increase (decrease) in equity
Equity incentive plans activity				13
Net income	787				787
Dividends ($0.84, $0.80 and $0.80 per share)					(436)
Payments						1
Shares acquired							(950)
Shares reissued under equity incentive plans, net							65
Change in unrealized net capital gains and losses	452							452
Change in unrealized foreign currency translation adjustments	(12)							(12)
Change in unrecognized pension and other postretirement benefit cost	(239)							(239)
Change in noncontrolling interest ownership									(4)
Noncontrolling gain									4
Balance, end of year at Dec. 31, 2011	$ 18,326	$ 18,298	$ 9	$ 3,189	$ 31,909	$ (43)	$ (16,795)	$ 29	$ 28

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends paid (in dollars per share)	$ 0.84	$ 0.8	$ 0.8

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 787	$ 911	$ 888
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and other non-cash items	252	94	(91)
Realized capital gains and losses	(503)	827	583
Loss (gain) on disposition of operations	7	(19)	(15)
Interest credited to contractholder funds	1,645	1,807	2,126
Changes in:
Policy benefits and other insurance reserves	(77)	238	(577)
Unearned premiums	37	(40)	(247)
Deferred policy acquisition costs	177	(61)	470
Premium installment receivables, net	33	10	26
Reinsurance recoverables, net	(716)	(265)	(85)
Income taxes	133	192	1,678
Other operating assets and liabilities	154	(5)	(455)
Net cash provided by operating activities	1,929	3,689	4,301
Proceeds from sales
Fixed income securities	29,436	22,881	21,359
Equity securities	2,012	4,349	6,894
Limited partnership interests	1,000	505	369
Mortgage loans	97	124	340
Other investments	164	121	520
Investment collections
Fixed income securities	4,951	5,147	5,556
Mortgage loans	634	1,076	1,764
Other investments	123	137	117
Investment purchases
Fixed income securities	(27,896)	(25,745)	(29,573)
Equity securities	(1,824)	(3,564)	(8,496)
Limited partnership interests	(1,696)	(1,342)	(784)
Mortgage loans	(1,241)	(120)	(26)
Other investments	(204)	(181)	(64)
Change in short-term investments, net	2,182	(382)	5,981
Change in other investments, net	(415)	(519)	(340)
(Acquisition) disposition of operations, net of cash acquired	(916)	7	12
Purchases of property and equipment, net	(246)	(162)	(189)
Net cash provided by investing activities	6,161	2,332	3,440
Cash flows from financing activities
Proceeds from issuance of long-term debt	7		1,003
Repayment of long-term debt	(7)	(2)	(752)
Contractholder fund deposits	2,176	2,980	4,150
Contractholder fund withdrawals	(8,680)	(8,470)	(11,406)
Dividends paid	(435)	(430)	(542)
Treasury stock purchases	(953)	(152)	(4)
Shares reissued under equity incentive plans, net	19	28	3
Excess tax benefits on share-based payment arrangements	(5)	(7)	(5)
Other	2	(18)	9
Net cash used in financing activities	(7,876)	(6,071)	(7,544)
Net increase (decrease) in cash	214	(50)	197
Cash at beginning of year	562	612	415
Cash at end of year	$ 776	$ 562	$ 612

General	12 Months Ended
Dec. 31, 2011
General
General

1.     General

Basis of presentation

       The accompanying consolidated financial statements include the accounts of The Allstate Corporation and its wholly owned subsidiaries, primarily Allstate Insurance Company ("AIC"), a property-liability insurance company with various property-liability and life and investment subsidiaries, including Allstate Life Insurance Company ("ALIC") (collectively referred to as the "Company" or "Allstate"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

       To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

       Allstate is engaged, principally in the United States, in the property-liability insurance, life insurance, retirement and investment product business. Allstate's primary business is the sale of private passenger auto and homeowners insurance. The Company also sells several other personal property and casualty insurance products, select commercial property and casualty coverages, life insurance, annuities, voluntary accident and health insurance and funding agreements. Allstate primarily distributes its products through exclusive agencies, financial specialists, independent agencies, call centers and the internet.

       The Allstate Protection segment principally sells private passenger auto and homeowners insurance, with earned premiums accounting for 79% of Allstate's 2011 consolidated revenues. Allstate was the country's second largest insurer for both private passenger auto and homeowners insurance as of December 31, 2010. Allstate Protection, through several companies, is authorized to sell certain property-liability products in all 50 states, the District of Columbia and Puerto Rico. The Company is also authorized to sell certain insurance products in Canada. For 2011, the top geographic locations for premiums earned by the Allstate Protection segment were New York, California, Texas, Florida and Pennsylvania. No other jurisdiction accounted for more than 5% of premiums earned for Allstate Protection.

       Allstate has exposure to catastrophes, an inherent risk of the property-liability insurance business, which have contributed, and will continue to contribute, to material year-to-year fluctuations in the Company's results of operations and financial position (see Note 8). The nature and level of catastrophic loss caused by natural events (high winds, winter storms, tornadoes, hailstorms, wildfires, tropical storms, hurricanes, earthquakes and volcanoes) and man-made events (terrorism and industrial accidents) experienced in any period cannot be predicted and could be material to results of operations and financial position. The Company considers the greatest areas of potential catastrophe losses due to hurricanes to generally be major metropolitan centers in counties along the eastern and gulf coasts of the United States. The Company considers the greatest areas of potential catastrophe losses due to earthquakes and fires following earthquakes to be major metropolitan areas near fault lines in the states of California, Oregon, Washington, South Carolina, Missouri, Kentucky and Tennessee. The Company also has exposure to asbestos, environmental and other discontinued lines claims (see Note 14).

       The Allstate Financial segment sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance; fixed annuities including deferred and immediate; and voluntary accident and health insurance. The institutional product line, which the Company most recently offered in 2008, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. Banking products and services were previously offered to customers through the Allstate Bank. In 2011, after receiving regulatory approval to voluntarily dissolve, Allstate Bank ceased operations. In the first half of 2012 the Company expects to cancel the bank's charter and deregister The Allstate Corporation as a savings and loan holding company.

       Allstate Financial, through several companies, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations for the Allstate Financial segment were California, Texas, Florida and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for Allstate Financial. Allstate Financial distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), specialized structured settlement brokers and directly through call centers and the internet.

       Allstate has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

       The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or Allstate Financial's ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

Investments

       Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

       Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

       Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

       Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

       Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Other investments primarily consist of policy loans, bank loans and derivatives. Policy loans are carried at unpaid principal balances and were $1.15 billion and $1.14 billion as of December 31, 2011 and 2010, respectively. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value.

       Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

       Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

       The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

Derivative and embedded derivative financial instruments

       Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants and rights, foreign currency swaps, foreign currency forwards, certain investment risk transfer reinsurance agreements, and certain bond forward purchase commitments. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

       All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in life and annuity contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

       When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

       Fair value hedges    The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

       Cash flow hedges    For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income, realized capital gains and losses or interest expense as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

       Termination of hedge accounting    If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

       When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

       Non-hedge derivative financial instruments    For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

       The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

       The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

       Property-liability premiums are deferred and earned on a pro-rata basis over the terms of the policies, typically periods of six or twelve months. The portion of premiums written applicable to the unexpired terms of the policies is recorded as unearned premiums. Premium installment receivables, net, represent premiums written and not yet collected, net of an allowance for uncollectible premiums. The Company regularly evaluates premium installment receivables and adjusts its valuation allowance as appropriate. The valuation allowance for uncollectible premium installment receivables was $70 million and $75 million as of December 31, 2011 and 2010, respectively.

       Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

       Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

       Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

       Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

       Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

       Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

       Costs that are related directly to the successful acquisition of new or renewal property-liability insurance, life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, premium taxes and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. DAC associated with property-liability insurance is amortized into income as premiums are earned, typically over periods of six or twelve months, and is included in amortization of deferred policy acquisition costs. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC associated with life insurance and investment contracts is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

       For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

       For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

       AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

       The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

       The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholders' equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

       Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment, life or property-liability contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life and property-liability insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

       The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $136 million and $133 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $39 million, $23 million and $28 million in 2011, 2010 and 2009, respectively.

Reinsurance

       In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. For catastrophe coverage, the cost of reinsurance premiums is recognized ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers, including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

       Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balances were $824 million and $418 million as of December 31, 2011 and $456 million and $418 million as of December 31, 2010 for the Allstate Protection segment and the Allstate Financial segment, respectively. The increase in 2011 relates to the acquisition of Esurance and Answer Financial. The Company's reporting units are equivalent to its reporting segments, Allstate Protection and Allstate Financial. Goodwill is allocated to reporting units based on which unit is expected to benefit from the synergies of the business combination. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value.

       To estimate the fair value of its reporting units, the Company may utilize a combination of widely accepted valuation techniques including a stock price and market capitalization analysis, discounted cash flow calculations and peer company price to earnings multiples analysis. The stock price and market capitalization analysis takes into consideration the quoted market price of the Company's outstanding common stock and includes a control premium, derived from historical insurance industry acquisition activity, in determining the estimated fair value of the consolidated entity before allocating that fair value to individual reporting units. The discounted cash flow analysis utilizes long term assumptions for revenue growth, capital growth, earnings projections including those used in the Company's strategic plan, and an appropriate discount rate. The peer company price to earnings multiples analysis takes into consideration the price earnings multiples of peer companies for each reporting unit and estimated income from the Company's strategic plan.

       Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

Property and equipment

       Property and equipment is carried at cost less accumulated depreciation. Included in property and equipment are capitalized costs related to computer software licenses and software developed for internal use. These costs generally consist of certain external payroll and payroll related costs. Certain facilities and equipment held under capital leases are also classified as property and equipment with the related lease obligations recorded as liabilities. Property and equipment depreciation is calculated using the straight-line method over the estimated useful lives of the assets, generally 3 to 10 years for equipment and 40 years for real property. Depreciation expense is reported in operating costs and expenses. Accumulated depreciation on property and equipment was $2.29 billion and $2.41 billion as of December 31, 2011 and 2010, respectively. Depreciation expense on property and equipment was $222 million, $239 million and $256 million in 2011, 2010 and 2009, respectively. The Company reviews its property and equipment for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Income taxes

       The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets, insurance reserves and unearned premiums. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserves for property-liability insurance claims and claims expense and life-contingent contract benefits

       The reserve for property-liability insurance claims and claims expense is the estimate of amounts necessary to settle all reported and unreported claims for the ultimate cost of insured property-liability losses, based upon the facts of each case and the Company's experience with similar cases. Estimated amounts of salvage and subrogation are deducted from the reserve for claims and claims expense. The establishment of appropriate reserves, including reserves for catastrophes, is an inherently uncertain and complex process. Reserve estimates are regularly reviewed and updated, using the most current information available. Any resulting reestimates are reflected in current results of operations.

       The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

       Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities, bank deposits and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Separate accounts

       Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

       Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Deferred Employee Stock Ownership Plan ("ESOP") expense

       Deferred ESOP expense represents the remaining unrecognized cost of shares acquired by the Allstate ESOP to pre-fund a portion of the Company's contribution to the Allstate 401(k) Savings Plan.

Equity incentive plans

       The Company currently has equity incentive plans that permit the Company to grant nonqualified stock options, incentive stock options and restricted stock units ("equity awards") to certain employees and directors of the Company. The Company recognizes the fair value of equity awards computed at the award date over the period in which the requisite service is rendered. The Company uses a binomial lattice model to determine the fair value of employee stock options.

Off-balance-sheet financial instruments

       Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note 14).

Consolidation of variable interest entities ("VIEs")

       The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the entity with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE (see Note 12).

Foreign currency translation

       The local currency of the Company's foreign subsidiaries is deemed to be the functional currency of the country in which these subsidiaries operate. The financial statements of the Company's foreign subsidiaries are translated into U.S. dollars at the exchange rate in effect at the end of a reporting period for assets and liabilities and at average exchange rates during the period for results of operations. The unrealized gains and losses from the translation of the net assets are recorded as unrealized foreign currency translation adjustments and included in accumulated other comprehensive income. Changes in unrealized foreign currency translation adjustments are included in other comprehensive income. Gains and losses from foreign currency transactions are reported in operating costs and expenses and have not been material.

Earnings per share

       Basic earnings per share is computed using the weighted average number of common shares outstanding, including unvested participating restricted stock units. Diluted earnings per share is computed using the weighted average number of common and dilutive potential common shares outstanding. For the Company, dilutive potential common shares consist of outstanding stock options and unvested non-participating restricted stock units.

       The computation of basic and diluted earnings per share for the years ended December 31 is presented in the following table.

($ in millions, except per share data)	2011	2010	2009
Numerator:
Net income	$787	$911	$888

Denominator:
Weighted average common shares outstanding	520.7	540.3	539.6
Effect of dilutive potential common shares:
Stock options	1.8	2.0	1.3
Restricted stock units (non-participating)	0.6	0.2	—

Weighted average common and dilutive potential common shares outstanding	523.1	542.5	540.9

Earnings per share – Basic	$1.51	$1.69	$1.65
Earnings per share – Diluted	$1.50	$1.68	$1.64

       The effect of dilutive potential common shares does not include the effect of options with an anti-dilutive effect on earnings per share because their exercise prices exceed the average market price of Allstate common shares during the period or for which the unrecognized compensation cost would have an anti-dilutive effect. Options to purchase 27.2 million, 26.7 million and 25.9 million Allstate common shares, with exercise prices ranging from $22.71 to $62.84, $27.36 to $64.53 and $23.13 to $65.38, were outstanding in 2011, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per share in those years.

Adopted accounting standards

Consolidation Analysis Considering Investments Held through Separate Accounts

       In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.

Disclosure of Supplementary Pro Forma Information for Business Combinations

       In December 2010, the FASB issued disclosure guidance for entities that enter into material business combinations. The guidance specifies that if an entity presents comparative financial statements, it should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The Company will apply the guidance to any material business combinations entered into on or after January 1, 2011.

Criteria for Classification as a Troubled Debt Restructuring ("TDR")

       In April 2011, the FASB issued clarifying guidance related to determining whether a loan modification or restructuring should be classified as a TDR. The additional guidance provided pertains to the two criteria used to determine whether a TDR exists, whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. The guidance related to the identification of a TDR is to be applied retrospectively to the beginning of the annual period of adoption. The measurement of impairment on a TDR identified under this guidance is effective prospectively. Additional disclosures about TDRs of financing receivables are also required. The adoption of this guidance as of July 1, 2011 did not have a material effect on the Company's results of operations or financial position.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

       In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The Company adopted the new guidance on a retrospective basis as of January 1, 2012. The cumulative effect of the adoption to shareholders' equity as of January 1, 2009 was a decrease of $520 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance. The impacts of the retrospective adjustments on previously issued financial statements are summarized in the following table.

($ in millions, except per share data)	2011		2010		2009
	Previously reported	As Adjusted	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$4,233	$3,971	$4,034	$3,807	$4,754	$4,436
Operating costs and expenses	3,468	3,739	3,281	3,542	3,007	3,281
(Loss) gain on disposition of operations	(15)	(7)	11	19	7	15
Income tax expense	172	172	198	189	394	412
Net income	788	787	928	911	854	888
Net income per share – Basic	1.51	1.51	1.72	1.69	1.58	1.65
Net income per share – Diluted	1.51	1.50	1.71	1.68	1.58	1.64
As of December 31,
DAC	$4,443	$3,871	$4,769	$4,180
Deferred income taxes	520	722	784	999
Reserve for life-contingent contract benefits	14,449	14,406	13,482	13,450
Other liabilities and accrued expenses	5,929	5,978	5,564	5,621
Retained income	32,321	31,909	31,969	31,558
Unrealized adjustment to DAC, DSI and insurance reserves	(504)	(467)	36	49
Unrealized foreign currency translation adjustments	57	56	69	68

Pending accounting standards

Criteria for Determining Effective Control for Repurchase Agreements

       In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

       In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Presentation of Comprehensive Income

       In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.

Intangibles – Goodwill and Other

       In September 2011, the FASB issued guidance providing the option to first assess qualitative factors, such as macroeconomic conditions and industry and market considerations, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If impairment is indicated by the qualitative assessment, then it is necessary to perform the two-step goodwill impairment test. If the option is not elected, the guidance requiring the two-step goodwill impairment test is unchanged. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Disclosures about Offsetting Assets and Liabilities for Financial Instruments and Derivative Instruments

       In December 2011, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for financial instruments and derivative instruments that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
Acquisition

3.    Acquisition

       On October 7, 2011, The Allstate Corporation acquired all of the shares of White Mountains, Inc. and Answer Financial Inc. ("Answer Financial") from White Mountains Holdings (Luxembourg) S.à r.l. for $1.01 billion in cash. White Mountains, Inc. primarily comprises the Esurance insurance business ("Esurance"). Esurance sells private passenger auto insurance direct to consumers online, through a call center and through select agents, including Answer Financial. Answer Financial is an independent personal lines insurance agency that offers comparison quotes for auto and homeowners insurance from more than a dozen insurance companies through its website and over the phone. Esurance expands the Company's ability to serve the self-directed, brand-sensitive market segment. Answer Financial strengthens the Company's offering to self-directed consumers who want a choice between insurance carriers.

       In connection with the acquisition, the Company recorded present value of future profits of $42 million, goodwill of $368 million, other intangible assets of $426 million, reserve for property-liability claims and claims expense of $487 million, and unearned premiums of $229 million.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

4.    Supplemental Cash Flow Information

       Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $601 million, $664 million and $485 million for the years ended December 31, 2011, 2010 and 2009, respectively.

       Liabilities for collateral received in conjunction with the Company's securities lending program were $419 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $43 million, $23 million and $209 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Net change in proceeds managed
Net change in short-term investments	$21	$171	$(316)

Operating cash flow provided (used)	21	171	(316)
Net change in cash	1	3	(2)

Net change in proceeds managed	$22	$174	$(318)

Net change in liabilities
Liabilities for collateral, beginning of year	$(484)	$(658)	$(340)
Liabilities for collateral, end of year	(462)	(484)	(658)

Operating cash flow (used) provided	$(22)	$(174)	$318

Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

5.    Investments

Fair values

       The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

		Gross unrealized
($ in millions)	Amortized cost			Fair value
		Gains	Losses
December 31, 2011
U.S. government and agencies	$5,966	$349	$—	$6,315
Municipal	13,634	863	(256)	14,241
Corporate	41,217	2,743	(379)	43,581
Foreign government	1,866	216	(1)	2,081
RMBS	4,532	110	(521)	4,121
CMBS	1,962	48	(226)	1,784
ABS	4,180	73	(287)	3,966
Redeemable preferred stock	22	2	—	24

Total fixed income securities	$73,379	$4,404	$(1,670)	$76,113

December 31, 2010
U.S. government and agencies	$8,320	$327	$(51)	$8,596
Municipal	16,201	379	(646)	15,934
Corporate	36,260	1,816	(421)	37,655
Foreign government	2,821	347	(10)	3,158
RMBS	8,509	216	(732)	7,993
CMBS	2,213	58	(277)	1,994
ABS	4,425	113	(294)	4,244
Redeemable preferred stock	37	1	—	38

Total fixed income securities	$78,786	$3,257	$(2,431)	$79,612

Scheduled maturities

       The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$3,243	$3,279
Due after one year through five years	21,377	22,153
Due after five years through ten years	21,718	23,247
Due after ten years	18,329	19,347

	64,667	68,026
RMBS and ABS	8,712	8,087

Total	$73,379	$76,113

       Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

Net investment income

       Net investment income for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Fixed income securities	$3,484	$3,737	$3,998
Equity securities	122	90	80
Mortgage loans	359	385	498
Limited partnership interests	88	40	17
Short-term investments	6	8	27
Other	95	19	(10)

Investment income, before expense	4,154	4,279	4,610
Investment expense	(183)	(177)	(166)

Net investment income	$3,971	$4,102	$4,444

Realized capital gains and losses

       Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Fixed income securities	$712	$(366)	$(302)
Equity securities	63	153	181
Mortgage loans	(27)	(71)	(144)
Limited partnership interests	159	57	(446)
Derivatives	(397)	(600)	206
Other	(7)	—	(78)

Realized capital gains and losses	$503	$(827)	$(583)

       Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Impairment write-downs	$(496)	$(797)	$(1,562)
Change in intent write-downs	(100)	(204)	(357)

Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales	1,336	686	1,272
Valuation of derivative instruments	(291)	(427)	367
Settlements of derivative instruments	(105)	(174)	(162)
EMA limited partnership income	159	89	(141)

Realized capital gains and losses	$503	$(827)	$(583)

       Gross gains of $1.27 billion, $819 million and $1.21 billion and gross losses of $240 million, $435 million and $373 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

       Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2011			2010			2009
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(59)	$(3)	$(62)	$(203)	$24	$(179)	$(140)	$10	$(130)
Corporate	(30)	6	(24)	(68)	2	(66)	(213)	(13)	(226)
Foreign government	(1)	—	(1)	—	—	—	(17)	—	(17)
RMBS	(196)	(39)	(235)	(381)	(47)	(428)	(672)	384	(288)
CMBS	(66)	1	(65)	(94)	(27)	(121)	(411)	102	(309)
ABS	(9)	2	(7)	(14)	(16)	(30)	(208)	(26)	(234)

Total fixed income securities	(361)	(33)	(394)	(760)	(64)	(824)	(1,661)	457	(1,204)
Equity securities	(139)	—	(139)	(57)	—	(57)	(264)	—	(264)
Mortgage loans	(37)	—	(37)	(71)	—	(71)	(103)	—	(103)
Limited partnership interests	(6)	—	(6)	(46)	—	(46)	(308)	—	(308)
Other	(20)	—	(20)	(3)	—	(3)	(40)	—	(40)

Other-than-temporary impairment losses	$(563)	$(33)	$(596)	$(937)	$(64)	$(1,001)	$(2,376)	$457	$(1,919)

       The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $172 million and $322 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2011	December 31, 2010
Municipal	$(11)	$(27)
Corporate	(35)	(31)
RMBS	(353)	(467)
CMBS	(19)	(49)
ABS	(21)	(41)

Total	$(439)	$(615)

       Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2011	2010	2009
Beginning balance	$(1,046)	$(1,187)	$—
Beginning balance of cumulative credit loss for securities held as of April 1, 2009	—	—	(1,357)
Cumulative effect of change in accounting principle	—	81	—
Additional credit loss for securities previously other-than-temporarily impaired	(152)	(314)	(136)
Additional credit loss for securities not previously other-than-temporarily impaired	(150)	(312)	(518)
Reduction in credit loss for securities disposed or collected	379	638	824
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	15	43	—
Change in credit loss due to accretion of increase in cash flows	10	5	—

Ending balance	$(944)	$(1,046)	$(1,187)

       The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

       Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

		Gross unrealized
	Fair value			Unrealized net gains (losses)
($ in millions)		Gains	Losses
December 31, 2011
Fixed income securities	$76,113	$4,404	$(1,670)	$2,734
Equity securities	4,363	369	(209)	160
Short-term investments	1,291	—	—	—
Derivative instruments (1)	(12)	3	(20)	(17)
EMA limited partnership interests (2)				2

Unrealized net capital gains and losses, pre-tax				2,879
Amounts recognized for:
Insurance reserves (3)				(594)
DAC and DSI (4)				(124)

Amounts recognized				(718)
Deferred income taxes				(761)

Unrealized net capital gains and losses, after-tax				$1,400

(1)
Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

		Gross unrealized
	Fair value			Unrealized net gains (losses)
December 31, 2010		Gains	Losses
Fixed income securities	$79,612	$3,257	$(2,431)	$826
Equity securities	4,811	646	(63)	583
Short-term investments	3,279	—	—	—
Derivative instruments (1)	(17)	2	(24)	(22)

Unrealized net capital gains and losses, pre-tax				1,387
Amounts recognized for:
Insurance reserves				(9)
DAC and DSI				85

Amounts recognized				76
Deferred income taxes				(515)

Unrealized net capital gains and losses, after-tax				$948

(1)
Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

       The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Fixed income securities	$1,908	$3,303	$6,019
Equity securities	(423)	404	511
Short-term investments	—	—	(3)
Derivative instruments	5	1	(34)
EMA limited partnership interests	2	—	—

Total	1,492	3,708	6,493
Amounts recognized for:
Insurance reserves	(585)	(9)	378
DAC and DSI	(209)	(731)	(2,557)

Amounts recognized	(794)	(740)	(2,179)
Deferred income taxes	(246)	(1,037)	(1,476)

Increase in unrealized net capital gains and losses	$452	$1,931	$2,838

Portfolio monitoring

       The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

       For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

       If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

       For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

       The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

       The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	Total unrealized losses
December 31, 2011
Fixed income securities
U.S. government and agencies	4	$61	$—	—	$—	$—	$—
Municipal	29	135	(11)	303	1,886	(245)	(256)
Corporate	307	3,439	(113)	105	1,273	(266)	(379)
Foreign government	11	85	(1)	1	1	—	(1)
RMBS	321	373	(11)	294	1,182	(510)	(521)
CMBS	47	378	(49)	68	489	(177)	(226)
ABS	89	960	(17)	108	1,020	(270)	(287)
Redeemable preferred stock	1	—	—	—	—	—	—

Total fixed income securities	809	5,431	(202)	879	5,851	(1,468)	(1,670)
Equity securities	1,397	2,120	(203)	32	30	(6)	(209)

Total fixed income and equity securities	2,206	$7,551	$(405)	911	$5,881	$(1,474)	$(1,879)

Investment grade fixed income securities	665	$4,480	$(145)	555	$3,773	$(700)	$(845)
Below investment grade fixed income securities	144	951	(57)	324	2,078	(768)	(825)

Total fixed income securities	809	$5,431	$(202)	879	$5,851	$(1,468)	$(1,670)

December 31, 2010
Fixed income securities
U.S. government and agencies	32	$2,081	$(51)	—	$—	$—	$(51)
Municipal	847	4,130	(175)	411	2,715	(471)	(646)
Corporate	438	5,994	(186)	150	1,992	(235)	(421)
Foreign government	33	277	(9)	1	10	(1)	(10)
RMBS	280	583	(12)	422	1,939	(720)	(732)
CMBS	14	158	(3)	114	835	(274)	(277)
ABS	68	762	(8)	133	1,313	(286)	(294)

Total fixed income securities	1,712	13,985	(444)	1,231	8,804	(1,987)	(2,431)
Equity securities	773	610	(48)	44	91	(15)	(63)

Total fixed income and equity securities	2,485	$14,595	$(492)	1,275	$8,895	$(2,002)	$(2,494)

Investment grade fixed income securities	1,607	$13,280	$(408)	857	$6,217	$(943)	$(1,351)
Below investment grade fixed income securities	105	705	(36)	374	2,587	(1,044)	(1,080)

Total fixed income securities	1,712	$13,985	$(444)	1,231	$8,804	$(1,987)	$(2,431)

       As of December 31, 2011, $634 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $634 million, $363 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

       As of December 31, 2011, the remaining $1.25 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $482 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $1.25 billion, $693 million are related to below investment grade fixed income securities and $70 million are related to equity securities. Of these amounts, $486 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

       RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

       As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

       As of December 31, 2011 and December 31, 2010, the carrying value of equity method limited partnership interests totaled $3.13 billion and $2.47 billion, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $2 million, $1 million and $11 million, respectively.

       As of December 31, 2011 and December 31, 2010, the carrying value for cost method limited partnership interests was $1.57 billion and $1.35 billion, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $4 million, $45 million and $297 million, respectively.

Mortgage loans

       The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $7.14 billion and $6.68 billion as of December 31, 2011 and 2010, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2011	2010
California	22.6%	23.2%
Illinois	9.1	9.4
New Jersey	6.5	6.5
Texas	6.2	5.3
New York	5.8	6.6
Pennsylvania	5.3	5.6

       The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2011	2010
Office buildings	27.9%	32.1%
Retail	24.8	27.3
Apartment complex	19.6	12.8
Warehouse	19.4	21.9
Other	8.3	5.9

Total	100.0%	100.0%

       The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2012	59	$580	8.2%
2013	59	473	6.6
2014	70	935	13.2
2015	64	942	13.3
Thereafter	377	4,166	58.7

Total	629	$7,096	100.0%

       Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

       Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

       Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

       The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

($ in millions)	2011			2010
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$345	$—	$345	$280	$—	$280
1.0 - 1.25	1,527	44	1,571	1,583	16	1,599
1.26 - 1.50	1,573	24	1,597	1,520	5	1,525
Above 1.50	3,214	168	3,382	2,540	546	3,086

Total non-impaired mortgage loans	$6,659	$236	$6,895	$5,923	$567	$6,490

       Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

       The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2011	2010
Impaired mortgage loans with a valuation allowance	$244	$168
Impaired mortgage loans without a valuation allowance	—	21

Total impaired mortgage loans	$244	$189

Valuation allowance on impaired mortgage loans	$63	$84

       The average balance of impaired loans was $210 million, $278 million and $327 million during 2011, 2010 and 2009, respectively.

       The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Beginning balance	$84	$95	$4
Net increase in valuation allowance	37	65	97
Charge offs	(58)	(76)	(6)

Ending balance	$63	$84	$95

       The carrying value of past due mortgage loans as of December 31 is as follows:

($ in millions)	2011	2010
Less than 90 days past due	$—	$12
90 days or greater past due	43	78

Total past due	43	90
Current loans	7,096	6,589

Total mortgage loans	$7,139	$6,679

Municipal bonds

       The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2011	2010
California	10.4%	12.3%
Texas	7.7	10.1
Florida	5.9	5.8
New York	5.3	4.3

Concentration of credit risk

       As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholders' equity.

Securities loaned

       The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income and equity securities with a carrying value of $406 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million in 2011, 2010 and 2009.

Other investment information

       Included in fixed income securities are below investment grade assets totaling $6.01 billion and $6.66 billion as of December 31, 2011 and 2010, respectively.

       As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $293 million were on deposit with regulatory authorities as required by law.

       As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $36 million.

Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value of Assets and Liabilities
Fair Value of Assets and Liabilities

6.    Fair Value of Assets and Liabilities

       Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2:	Assets and liabilities whose values are based on the following:
	(a)	Quoted prices for similar assets or liabilities in active markets;
	(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
	(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3:
Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

       The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

       The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

       The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

       Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

       In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

  •
  Fixed income securities:  Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

  •
  Equity securities:  Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

  •
  Short-term:  Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

  •
  Separate account assets:  Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

  •
  Fixed income securities:

    U.S. government and agencies:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

    Municipal:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

    Corporate, including privately placed:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

    Foreign government:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

    RMBS and ABS:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

    CMBS:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

    Redeemable preferred stock:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

  •
  Equity securities:  The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

  •
  Short-term:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.
  •
  Other investments:  Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

    OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

  •
  Fixed income securities:

    Municipal:  ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

    Corporate, including privately placed:  Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

    RMBS, CMBS and ABS:  Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

  •
  Other investments:  Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

  •
  Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

       Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

       The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$4,707	$1,608	$—		$6,315
Municipal	—	12,909	1,332		14,241
Corporate	—	42,176	1,405		43,581
Foreign government	—	2,081	—		2,081
RMBS	—	4,070	51		4,121
CMBS	—	1,724	60		1,784
ABS	—	3,669	297		3,966
Redeemable preferred stock	—	23	1		24

Total fixed income securities	4,707	68,260	3,146		76,113
Equity securities	3,433	887	43		4,363
Short-term investments	188	1,103	—		1,291
Other investments:
Free-standing derivatives	—	281	1	$(114)	168
Separate account assets	6,984	—	—		6,984
Other assets	1	—	1		2

Total recurring basis assets	15,313	70,531	3,191	(114)	88,921
Non-recurring basis (1)	—	—	35		35

Total assets at fair value	$15,313	$70,531	$3,226	$(114)	$88,956

% of total assets at fair value	17.2%	79.3%	3.6%	(0.1)%	100.0%
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(723)		$(723)
Other liabilities:
Free-standing derivatives	(1)	(112)	(96)	$77	(132)

Total liabilities at fair value	$(1)	$(112)	$(819)	$77	$(855)

% of total liabilities at fair value	0.1%	13.1%	95.8%	(9.0)%	100.0%
(1)
Includes $19 million of mortgage loans and $16 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

       The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2010
Assets
Fixed income securities:
U.S. government and agencies	$4,976	$3,620	$—		$8,596
Municipal	—	13,918	2,016		15,934
Corporate	—	35,747	1,908		37,655
Foreign government	—	3,158	—		3,158
RMBS	—	6,199	1,794		7,993
CMBS	—	1,071	923		1,994
ABS	—	1,827	2,417		4,244
Redeemable preferred stock	—	37	1		38

Total fixed income securities	4,976	65,577	9,059		79,612
Equity securities	4,316	432	63		4,811
Short-term investments	174	3,105	—		3,279
Other investments:
Free-standing derivatives	—	651	74	$(286)	439
Separate account assets	8,676	—	—		8,676
Other assets	—	—	1		1

Total recurring basis assets	18,142	69,765	9,197	(286)	96,818
Non-recurring basis (1)	—	—	120		120

Total assets at fair value	$18,142	$69,765	$9,317	$(286)	$96,938

% of total assets at fair value	18.7%	72.0%	9.6%	(0.3)%	100.0%
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(653)		$(653)
Other liabilities:
Free-standing derivatives	(2)	(529)	(95)	$263	(363)

Total liabilities at fair value	$(2)	$(529)	$(748)	$263	$(1,016)

% of total liabilities at fair value	0.2%	52.1%	73.6%	(25.9)%	100.0%
(1)
Includes $111 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total realized and unrealized gains (losses) included in:
($ in millions)
	Balance as of December 31, 2010	Net income (1)	OCI on Statement of Financial Position	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$2,016	$(44)	$54	$70	$(82)
Corporate	1,908	62	(44)	239	(523)
RMBS	1,794	(86)	107	—	(1,256)
CMBS	923	(43)	113	86	(966)
ABS	2,417	23	(65)	—	(2,137)
Redeemable preferred stock	1	—	—	—	—

Total fixed income securities	9,059	(88)	165	395	(4,964)
Equity securities	63	(10)	—	—	(10)
Other investments:
Free-standing derivatives, net	(21)	(91)	—	—	—
Other assets	1	—	—	—	—

Total recurring Level 3 assets	$9,102	$(189)	$165	$395	$(4,974)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(653)	$(134)	$—	$—	$—

Total recurring Level 3 liabilities	$(653)	$(134)	$—	$—	$—

	Purchases	Sales	Issuances	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$14	$(689)	$—	$(7)	$1,332
Corporate	387	(537)	—	(87)	1,405
RMBS	4	(378)	—	(134)	51
CMBS	17	(66)	—	(4)	60
ABS	504	(169)	—	(276)	297
Redeemable preferred stock	—	—	—	—	1

Total fixed income securities	926	(1,839)	—	(508)	3,146
Equity securities	1	(1)	—	—	43
Other investments:
Free-standing derivatives, net	70	—	—	(53)	(95	) (2)
Other assets	—	—	—	—	1

Total recurring Level 3 assets	$997	$(1,840)	$—	$(561)	$3,095

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(100)	$164	$(723)

Total recurring Level 3 liabilities	$—	$—	$(100)	$164	$(723)

(1)
The effect to net income totals $(323) million and is reported in the Consolidated Statements of Operations as follows: $(221) million in realized capital gains and losses, $36 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in life and annuity contract benefits.
(2)
Comprises $1 million of assets and $96 million of liabilities.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total realized and unrealized gains (losses) included in:
($ in millions)
			OCI on Statement of Financial Position
	Balance as of December 31, 2009	Net income (1)		Purchases, sales, issuances and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$2,706	$(40)	$46	$(588)	$38	$(146)	$2,016
Corporate	2,241	5	115	(167)	444	(730)	1,908
Foreign government	20	—	—	(20)	—	—	—
RMBS	1,671	(421)	736	(135)	—	(57)	1,794
CMBS	1,404	(233)	592	(526)	107	(421)	923
ABS	2,001	55	275	553	—	(467)	2,417
Redeemable preferred stock	2	—	—	(1)	—	—	1

Total fixed income securities	10,045	(634)	1,764	(884)	589	(1,821)	9,059
Equity securities	69	8	5	(12)	—	(7)	63
Other investments:
Free-standing derivatives, net	55	(202)	—	126	—	—	(21	) (2)
Other assets	2	(1)	—	—	—	—	1

Total recurring Level 3 assets	$10,171	$(829)	$1,769	$(770)	$589	$(1,828)	$9,102

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(110)	$(31)	$—	$3	$(515)	$—	$(653)

Total recurring Level 3 liabilities	$(110)	$(31)	$—	$3	$(515)	$—	$(653)

(1)
The effect to net income totals $(860) million and is reported in the Consolidated Statements of Operations as follows: $(901) million in realized capital gains and losses, $73 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in life and annuity contract benefits.
(2)
Comprises $74 million of assets and $95 million of liabilities.

       Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

       There were no transfers between Level 1 and Level 2 during 2011 or 2010.

       During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

       Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

       The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

($ in millions)	2011	2010
Assets
Fixed income securities:
Municipal	$(28)	$(33)
Corporate	20	40
RMBS	—	(292)
CMBS	(11)	(28)
ABS	(33)	60

Total fixed income securities	(52)	(253)
Equity securities	(10)	(3)
Other investments:
Free-standing derivatives, net	(41)	(61)
Other assets	—	(1)

Total recurring Level 3 assets	$(103)	$(318)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(134)	$(31)

Total recurring Level 3 liabilities	$(134)	$(31)

       The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(237) million in 2011 and are reported as follows: $(147) million in realized capital gains and losses, $44 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in life and annuity contract benefits. These gains and losses total $(349) million in 2010 and are reported as follows: $(402) million in realized capital gains and losses, $86 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in life and annuity contract benefits.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

							Total gains (losses) included in net income for financial instruments still held as of December 31, 2009 (3)
		Total realized and unrealized gains (losses) included in:
				Purchases, sales, issuances and settlements, net
($ in millions)	Balance as of December 31, 2008	Net income (1)	OCI on Statement of Financial Position		Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
Fixed income securities:
Municipal	$2,463	$(34)	$191	$(202)	$288	$2,706	$(34)
Corporate	10,195	(20)	1,216	(1,411)	(7,739)	2,241	53
Foreign government	—	—	—	80	(60)	20	—
RMBS	2,988	(179)	283	(470)	(951)	1,671	(128)
CMBS	457	(399)	804	(42)	584	1,404	(318)
ABS	1,714	(202)	918	21	(450)	2,001	(122)
Redeemable preferred stock	2	—	—	—	—	2	(1)

Total fixed income securities	17,819	(834)	3,412	(2,024)	(8,328)	10,045	(550)
Equity securities	74	(4)	1	1	(3)	69	(5)
Other investments:
Free-standing derivatives, net	(101)	62	—	94	—	55 (2)	180
Other assets	1	1	—	—	—	2	1

Total recurring Level 3 assets	$17,793	$(775)	$3,413	$(1,929)	$(8,331)	$10,171	$(374)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(265)	$148	$—	$7	$—	$(110)	$148

Total recurring Level 3 liabilities	$(265)	$148	$—	$7	$—	$(110)	$148

(1)
The effect to net income totals $(627) million and is reported in the Consolidated Statements of Operations as follows: $(889) million in realized capital gains and losses, $111 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in life and annuity contract benefits.
(2)
Comprises $146 million of assets and $91 million of liabilities.
(3)
The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(226) million and are reported in the Consolidated Statements of Operations as follows: $(486) million in realized capital gains and losses, $106 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in life and annuity contract benefits.

       Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$7,139	$7,350	$6,679	$6,439
Limited partnership interests – cost basis	1,569	1,838	1,348	1,481
Bank loans	339	328	363	355

       The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions.

Financial liabilities

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$30,192	$30,499	$36,163	$35,194
Long-term debt	5,908	6,312	5,908	6,325
Liability for collateral	462	462	484	484

       The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

       The fair value of long-term debt is based on market observable data (such as the fair value of the debt when traded as an asset) or, in certain cases, is determined using discounted cash flow calculations based on current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

Derivative Financial Instruments and Off-balance-sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Derivative Financial Instruments and Off-balance-sheet Financial Instruments

7.    Derivative Financial Instruments and Off-balance-sheet Financial Instruments

       The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

       Property-Liability uses interest rate swaps, swaptions, futures and options to manage the interest rate risks of existing investments and to reduce exposure to rising or falling interest rates. Portfolio duration management is a risk management strategy that is principally employed by Property-Liability wherein financial futures and interest rate swaps are utilized to change the duration of the portfolio in order to offset the economic effect that interest rates would otherwise have on the fair value of its fixed income securities. Equity index futures and options are used by Property-Liability to offset valuation losses in the equity portfolio during periods of declining equity market values. Credit default swaps are typically used to mitigate the credit risk within the Property-Liability fixed income portfolio. Property-Liability uses futures to hedge the market risk related to deferred compensation liability contracts and forward contracts to hedge foreign currency risk associated with holding foreign currency denominated investments and foreign operations.

       Asset-liability management is a risk management strategy that is principally employed by Allstate Financial to balance the respective interest-rate sensitivities of its assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Allstate Financial uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, Allstate Financial uses interest rate swaps to hedge interest rate risk inherent in funding agreements. Allstate Financial uses foreign currency swaps and forward contracts primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are also typically used to mitigate the credit risk within the Allstate Financial fixed income portfolio.

       Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. The Company also creates "synthetic" exposure to equity markets through the use of exchange traded equity index future contracts and an investment grade host bond.

       The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

       When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. Allstate Financial designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. Allstate Financial designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

       The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

       Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $11 million of securities in the form of margin deposits.

       For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

       Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

       The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

($ in millions, except number of contracts)	Asset derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other investments	$144	n/a	$(8)	$—	$(8)
Foreign currency swap agreements	Other investments	127	n/a	(5)	3	(8)

Total		271	n/a	(13)	3	(16)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other investments	8,028	n/a	122	137	(15)
Interest rate swaption agreements	Other investments	1,750	n/a	—	—	—
Interest rate cap and floor agreements	Other investments	1,591	n/a	(12)	—	(12)
Financial futures contracts and options	Other assets	n/a	40	—	—	—
Equity and index contracts
Options, futures and warrants (2)	Other investments	163	15,180	104	104	—
Options, futures and warrants	Other assets	n/a	2,132	1	1	—
Foreign currency contracts
Foreign currency swap agreements	Other investments	50	n/a	6	6	—
Foreign currency forwards and options	Other investments	190	n/a	1	3	(2)
Embedded derivative financial instruments
Conversion options	Fixed income securities	5	n/a	—	—	—
Equity-indexed call options	Fixed income securities	150	n/a	11	11	—
Credit default swaps	Fixed income securities	172	n/a	(115)	—	(115)
Other embedded derivative financial instruments	Other investments	1,000	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	265	n/a	3	6	(3)
Credit default swaps – selling protection	Other investments	167	n/a	(4)	1	(5)
Other contracts
Other contracts	Other investments	5	n/a	—	—	—
Other contracts	Other assets	4	n/a	1	1	—

Total		13,540	17,352	118	270	(152)

Total asset derivatives		$13,811	17,352	$105	$273	$(168)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
(2)
In addition to the number of contracts presented in the table, the Company held 10,798 stock rights and 4,392,937 stock warrants. Stock rights and warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

	Liability derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other liabilities & accrued expenses	$28	n/a	$(5)	$—	$(5)
Foreign currency swap agreements	Other liabilities & accrued expenses	50	n/a	(7)	—	(7)

Total		78	n/a	(12)	—	(12)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	8	8	—
Interest rate swaption agreements	Other liabilities & accrued expenses	1,250	n/a	—	—	—
Interest rate cap and floor agreements	Other liabilities & accrued expenses	914	n/a	(9)	—	(9)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	n/a	15,677	(50)	—	(50)
Foreign currency contracts
Foreign currency forwards and options	Other liabilities & accrued expenses	96	n/a	(1)	—	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	917	n/a	(105)	—	(105)
Guaranteed withdrawal benefits	Contractholder funds	613	n/a	(57)	—	(57)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	3,996	n/a	(553)	—	(553)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	(8)	—	(8)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	509	n/a	7	12	(5)
Credit default swaps – selling protection	Other liabilities & accrued expenses	503	n/a	(77)	2	(79)

Total		8,968	15,677	(845)	22	(867)

Total liability derivatives		9,046	15,677	(857)	$22	$(879)

Total derivatives		$22,857	33,029	$(752)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

       The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

($ in millions, except number of contracts)	Asset derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other investments	$156	n/a	$(18)	$—	$(18)
Foreign currency swap agreements	Other investments	64	n/a	2	3	(1)

Total		220	n/a	(16)	3	(19)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other investments	1,469	n/a	65	81	(16)
Interest rate swaption agreements	Other investments	4,161	n/a	50	50	—
Interest rate cap and floor agreements	Other investments	226	n/a	(2)	1	(3)
Financial futures contracts and options	Other investments	n/a	8,000	3	3	—
Financial futures contracts and options	Other assets	n/a	1,420	—	—	—
Equity and index contracts
Options, futures and warrants (2)	Other investments	64	38,451	359	359	—
Options, futures and warrants	Other assets	n/a	292	—	—	—
Foreign currency contracts
Foreign currency swap agreements	Other investments	90	n/a	6	6	—
Foreign currency forwards and options	Other investments	257	n/a	6	7	(1)
Embedded derivative financial instruments
Conversion options	Fixed income securities	820	n/a	236	238	(2)
Equity-indexed call options	Fixed income securities	300	n/a	47	47	—
Credit default swaps	Fixed income securities	181	n/a	(88)	—	(88)
Other embedded derivative financial instruments	Other investments	1,000	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	299	n/a	(5)	2	(7)
Credit default swaps – selling protection	Other investments	150	n/a	(8)	2	(10)
Other contracts
Other contracts	Other investments	13	n/a	—	—	—
Other contracts	Other assets	5	n/a	1	1	—

Total		9,035	48,163	670	797	(127)

Total asset derivatives		$9,255	48,163	$654	$800	$(146)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
(2)
In addition to the number of contracts presented in the table, the Company held 2,768 stock rights and 1,379,932 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

	Liability derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other liabilities & accrued expenses	$3,345	n/a	$(181)	$20	$(201)
Interest rate swap agreements	Contractholder funds	—	n/a	2	2	—
Foreign currency swap agreements	Other liabilities & accrued expenses	138	n/a	(20)	—	(20)
Foreign currency and interest rate swap agreements	Other liabilities & accrued expenses	435	n/a	34	34	—
Foreign currency and interest rate swap agreements	Contractholder funds	—	n/a	28	28	—

Total		3,918	n/a	(137)	84	(221)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	4,543	n/a	29	97	(68)
Interest rate swaption agreements	Other liabilities & accrued expenses	4,400	n/a	18	18	—
Interest rate cap and floor agreements	Other liabilities & accrued expenses	3,216	n/a	(22)	1	(23)
Financial futures contracts and options	Other liabilities & accrued expenses	n/a	15,150	(1)	—	(1)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	64	21,585	(168)	2	(170)
Foreign currency contracts
Foreign currency forwards and options	Other liabilities & accrued expenses	316	n/a	1	2	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	1,067	n/a	(88)	—	(88)
Guaranteed withdrawal benefits	Contractholder funds	739	n/a	(47)	—	(47)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	4,694	n/a	(515)	—	(515)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	(3)	—	(3)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	1,127	n/a	(13)	6	(19)
Credit default swaps – selling protection	Other liabilities & accrued expenses	482	n/a	(66)	1	(67)

Total		20,733	36,735	(875)	127	(1,002)

Total liability derivatives		24,651	36,735	(1,012)	$211	$(1,223)

Total derivatives		$33,906	84,898	$(358)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

       The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

($ in millions)	2011	2010	2009
Effective portion
Gain (loss) recognized in OCI on derivatives during the period	$4	$3	$(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship	(17)	(22)	(23)
Gain reclassified from AOCI into income (net investment income)	—	—	2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)	(1)	2	(3)
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—	—	—

       The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations for the years ended December 31.

($ in millions)	2011
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$(2)	$(8)	$—	$(5)	$—	$(15)
Foreign currency and interest rate contracts	—	—	—	(32)	—	(32)

Subtotal	(2)	(8)	—	(37)	—	(47)

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	(304)	—	—	—	(304)
Equity and index contracts	—	(43)	—	(2)	(3)	(48)
Embedded derivative financial instruments	—	(37)	(32)	(38)	—	(107)
Foreign currency contracts	—	(12)	—	—	2	(10)
Credit default contracts	—	8	—	—	—	8
Other contracts	—	—	—	7	—	7

Subtotal	—	(388)	(32)	(33)	(1)	(454)

Total	$(2)	$(396)	$(32)	$(70)	$(1)	$(501)

	2010
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$(139)	$9	$—	$11	$—	$(119)
Foreign currency and interest rate contracts	—	(2)	—	(18)	—	(20)

Subtotal	(139)	7	—	(7)	—	(139)

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	(496)	—	—	—	(496)
Equity and index contracts	—	(91)	—	113	18	40
Embedded derivative financial instruments	—	(3)	(28)	34	—	3
Foreign currency contracts	—	(10)	—	—	(3)	(13)
Credit default contracts	—	(8)	—	—	—	(8)
Other contracts	—	—	—	3	—	3

Subtotal	—	(608)	(28)	150	15	(471)

Total	$(139)	$(601)	$(28)	$143	$15	$(610)

	2009
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$30	$12	$—	$(13)	$—	$29
Foreign currency and interest rate contracts	—	(9)	—	77	—	68

Subtotal	30	3	—	64	—	97

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	255	—	—	—	255
Equity and index contracts	—	(160)	—	115	24	(21)
Embedded derivative financial instruments	—	122	158	(184)	—	96
Foreign currency contracts	—	7	—	—	(10)	(3)
Credit default contracts	—	(18)	—	—	—	(18)
Other contracts	(1)	—	—	3	—	2

Subtotal	(1)	206	158	(66)	14	311

Total	$29	$209	$158	$(2)	$14	$408

       The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010, and losses of $1 million in 2009.

       The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations for the years ended December 31.

($ in millions)	2011
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$(7)	$(34)	$41	$—
Net investment income	26	—	—	(26)
Realized capital gains and losses	(8)	—	—	—

Total	$11	$(34)	$41	$(26)

	2010
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$—	$(48)	$48	$—
Net investment income	(33)	—	—	33
Realized capital gains and losses	9	(2)	—	—

Total	$(24)	$(50)	$48	$33

	2009
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$(26)	$39	$(13)	$—
Net investment income	164	—	—	(164)
Realized capital gains and losses	12	(9)	—	—

Total	$150	$30	$(13)	$(164)

       The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $64 million in cash and securities to the Company, and the Company pledged $82 million in cash and securities to counterparties which includes $76 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $6 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

       Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

       The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

($ in millions)	2011				2010
Rating (1)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
AA-	1	$25	$1	$1	2	$2,322	$43	$16
A+	4	3,026	26	5	5	3,189	16	10
A	3	5,307	15	1	3	3,479	17	17
A-	2	3,815	25	—	1	89	31	31
BBB+	2	57	41	41	—	—	—	—

Total	12	$12,230	$108	$48	11	$9,079	$107	$74

(1)
Rating is the lower of S&P or Moody's ratings.
(2)
Only OTC derivatives with a net positive fair value are included for each counterparty.

       Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

       Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if AIC's, ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event AIC, ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC's, ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event AIC, ALIC or ALNY are no longer rated by both Moody's and S&P.

       The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2011	2010
Gross liability fair value of contracts containing credit-risk-contingent features	$153	$448
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(69)	(255)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(76)	(171)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$8	$22

Credit derivatives – selling protection

       Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

       The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Investment grade corporate debt	$90	$88	$160	$30	$368	$(7)
High yield debt	—	—	—	2	2	—
Municipal	135	—	—	—	135	(12)

Subtotal	225	88	160	32	505	(19)
Baskets
Tranche
Investment grade corporate debt	—	—	—	65	65	(29)
First-to-default
Municipal	—	100	—	—	100	(33)

Subtotal	—	100	—	65	165	(62)

Total	$225	$188	$160	$97	$670	$(81)

       The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Investment grade corporate debt	$50	$148	$103	$25	$326	$(4)
High yield debt	—	—	—	6	6	—
Municipal	135	—	—	—	135	(14)

Subtotal	185	148	103	31	467	(18)
Baskets
Tranche
Investment grade corporate debt	—	—	—	65	65	(19)
First-to-default
Municipal	—	100	—	—	100	(37)

Subtotal	—	100	—	65	165	(56)

Total	$185	$248	$103	$96	$632	$(74)

       In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

       The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

       In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance-sheet financial instruments

       The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

($ in millions)	2011	2010
Commitments to invest in limited partnership interests	$2,015	$1,471
Commitments to extend mortgage loans	84	—
Private placement commitments	83	159
Other loan commitments	26	38

       In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

       Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

       Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

       Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

       Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

Reserve for Property-Liability Insurance Claims and Claims Expense	12 Months Ended
Dec. 31, 2011
Reserve for Property-Liability Insurance Claims and Claims Expense
Reserve for Property-Liability Insurance Claims and Claims Expense

8.    Reserve for Property-Liability Insurance Claims and Claims Expense

       As described in Note 2, the Company establishes reserves for claims and claims expense ("loss") on reported and unreported claims of insured losses. The Company's reserving process takes into account known facts and interpretations of circumstances and factors including the Company's experience with similar cases, actual claims paid, historical trends involving claim payment patterns and pending levels of unpaid claims, loss management programs, product mix and contractual terms, changes in law and regulation, judicial decisions, and economic conditions. In the normal course of business, the Company may also supplement its claims processes by utilizing third party adjusters, appraisers, engineers, inspectors, and other professionals and information sources to assess and settle catastrophe and non-catastrophe related claims. The effects of inflation are implicitly considered in the reserving process.

       Because reserves are estimates of unpaid portions of losses that have occurred, including incurred but not reported ("IBNR") losses, the establishment of appropriate reserves, including reserves for catastrophes, is an inherently uncertain and complex process. The ultimate cost of losses may vary materially from recorded amounts, which are based on management's best estimates. The highest degree of uncertainty is associated with reserves for losses incurred in the current reporting period as it contains the greatest proportion of losses that have not been reported or settled. The Company regularly updates its reserve estimates as new information becomes available and as events unfold that may affect the resolution of unsettled claims. Changes in prior year reserve estimates, which may be material, are reported in property-liability insurance claims and claims expense in the Consolidated Statements of Operations in the period such changes are determined.

       Activity in the reserve for property-liability insurance claims and claims expense is summarized as follows:

($ in millions)	2011	2010	2009
Balance as of January 1	$19,468	$19,167	$19,456
Less reinsurance recoverables	2,072	2,139	2,274

Net balance as of January 1	17,396	17,028	17,182

Esurance acquisition as of October 7, 2011	425	—	—
Incurred claims and claims expense related to:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)

Total incurred	20,161	18,951	18,746

Claims and claims expense paid related to:
Current year	13,893	12,012	11,905
Prior years	6,302	6,571	6,995

Total paid	20,195	18,583	18,900

Net balance as of December 31	17,787	17,396	17,028
Plus reinsurance recoverables	2,588	2,072	2,139

Balance as of December 31	$20,375	$19,468	$19,167

       Incurred claims and claims expense represents the sum of paid losses and reserve changes in the calendar year. This expense includes losses from catastrophes of $3.82 billion, $2.21 billion and $2.07 billion in 2011, 2010 and 2009, respectively, net of reinsurance and other recoveries (see Note 10). Catastrophes are an inherent risk of the property-liability insurance business that have contributed to, and will continue to contribute to, material year-to-year fluctuations in the Company's results of operations and financial position.

       The Company calculates and records a single best reserve estimate for losses from catastrophes, in conformance with generally accepted actuarial standards. As a result, management believes that no other estimate is better than the recorded amount. Due to the uncertainties involved, including the factors described above, the ultimate cost of losses may vary materially from recorded amounts, which are based on management's best estimates. Accordingly, management believes that it is not practical to develop a meaningful range for any such changes in losses incurred.

       During 2011, incurred claims and claims expense related to prior years was primarily composed of net decreases in auto reserves of $381 million primarily due to claim severity development that was better than expected, net decreases in homeowners reserves of $69 million due to favorable catastrophe reserve reestimates, and net increases in other reserves of $94 million. Incurred claims and claims expense includes favorable catastrophe loss reestimates of $130 million, net of reinsurance and other recoveries.

       During 2010, incurred claims and claims expense related to prior years was primarily composed of net decreases in auto reserves of $179 million primarily due to claim severity development that was better than expected partially offset by a litigation settlement, net decreases in homeowners reserves of $23 million due to favorable catastrophe reserve reestimates partially offset by a litigation settlement, and net increases in other reserves of $15 million. Incurred claims and claims expense includes favorable catastrophe loss reestimates of $163 million, net of reinsurance and other recoveries.

       During 2009, incurred claims and claims expense related to prior years was primarily composed of net decreases in homeowners and auto reserves of $168 million and $57 million, respectively, partially offset by increases in other reserves of $89 million. Incurred claims and claims expense includes favorable catastrophe loss reestimates of $169 million, net of reinsurance and other recoveries, primarily attributable to favorable reserve reestimates from Hurricanes Ike and Gustav and a catastrophe related subrogation recovery.

       Management believes that the reserve for property-liability insurance claims and claims expense, net of reinsurance recoverables, is appropriately established in the aggregate and adequate to cover the ultimate net cost of reported and unreported claims arising from losses which had occurred by the date of the Consolidated Statements of Financial Position based on available facts, technology, laws and regulations.

       For further discussion of asbestos and environmental reserves, see Note 14.

Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2011
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

9.    Reserve for Life-Contingent Contract Benefits and Contractholder Funds

       As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2011	2010
Immediate fixed annuities:
Structured settlement annuities	$7,075	$6,500
Other immediate fixed annuities	2,350	2,205
Traditional life insurance	3,004	2,938
Accident and health insurance	1,859	1,720
Other	118	87

Total reserve for life-contingent contract benefits	$14,406	$13,450

       The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 0% to 9.3%	Present value of contractually specified future benefits
Other immediate fixed annuities

1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table; Annuity 2000 mortality table with internal modifications; 1983 individual annuity mortality table with internal modifications

		Interest rate assumptions range from 0.9% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 11.3%	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other:
Variable annuity guaranteed minimum death benefits (1)	100% of Annuity 2000 mortality table	Interest rate assumptions range from 4.0% to 5.1%	Projected benefit ratio applied to cumulative assessments
(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

       To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $594 million and $9 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2011 and 2010, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

       As of December 31, contractholder funds consist of the following:

($ in millions)	2011	2010
Interest-sensitive life insurance	$10,826	$10,675
Investment contracts:
Fixed annuities	29,049	33,166
Funding agreements backing medium-term notes	1,929	2,749
Other investment contracts	528	514
Allstate Bank deposits	—	1,091

Total contractholder funds	$42,332	$48,195

       The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.5% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.9% for immediate annuities; (8.0)% to 11.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.2% to 6.6% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 25.3% of fixed annuities are subject to market value adjustment for discretionary withdrawals
Funding agreements backing medium-term notes	Interest rates credited range from 0.9% to 5.8% (excluding currency-swapped medium-term notes)	Not applicable
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.8% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

       Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

       Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2011	2010
Balance, beginning of year	$48,195	$52,582
Deposits	2,318	3,438
Interest credited	1,629	1,794
Benefits	(1,461)	(1,552)
Surrenders and partial withdrawals	(6,398)	(5,203)
Maturities and retirements of institutional products	(867)	(1,833)
Contract charges	(1,028)	(983)
Net transfers from separate accounts	12	11
Fair value hedge adjustments for institutional products	(34)	(196)
Other adjustments	(34)	137

Balance, end of year	$42,332	$48,195

       The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

       Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.54 billion and $6.94 billion of equity, fixed income and balanced mutual funds and $837 million and $1.09 billion of money market mutual funds as of December 31, 2011 and 2010, respectively.

       The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

($ in millions)	December 31,
	2011	2010
In the event of death
Separate account value	$6,372	$8,029
Net amount at risk (1)	$1,502	$1,402
Average attained age of contractholders	66 years	66 years
At annuitization (includes income benefit guarantees)
Separate account value	$1,489	$1,945
Net amount at risk (2)	$574	$580
Weighted average waiting period until annuitization options available	1 year	2 years
For cumulative periodic withdrawals
Separate account value	$587	$735
Net amount at risk (3)	$27	$21
Accumulation at specified dates
Separate account value	$906	$1,100
Net amount at risk (4)	$78	$64
Weighted average waiting period until guarantee date	6 years	7 years
(1)
Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)
Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)
Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)
Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

       The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

       Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

       Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

       The following table summarizes the liabilities for guarantees:

($ in millions)	Liability for guarantees related to death benefits and interest- sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2010 (1)	$236	$227	$136	$599
Less reinsurance recoverables	93	210	135	438

Net balance as of December 31, 2010	143	17	1	161
Incurred guaranteed benefits	30	(1)	1	30
Paid guarantee benefits	—	—	—	—

Net change	30	(1)	1	30
Net balance as of December 31, 2011	173	16	2	191
Plus reinsurance recoverables	116	175	162	453

Balance, December 31, 2011 (2)	$289	$191	$164	$644

Balance, December 31, 2009 (3)	$155	$287	$108	$550
Less reinsurance recoverables	109	268	107	484

Net balance as of December 31, 2009	46	19	1	66
Incurred guaranteed benefits	97	(2)	—	95
Paid guarantee benefits	—	—	—	—

Net change	97	(2)	—	95
Net balance as of December 31, 2010	143	17	1	161
Plus reinsurance recoverables	93	210	135	438

Balance, December 31, 2010 (1)	$236	$227	$136	$599

(1)
Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
(2)
Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
(3)
Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance
Reinsurance

10.  Reinsurance

       The effects of reinsurance on property-liability insurance premiums written and earned and life and annuity premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Property-liability insurance premiums written
Direct	$27,066	$26,984	$26,980
Assumed	22	29	41
Ceded	(1,108)	(1,106)	(1,050)

Property-liability insurance premiums written, net of reinsurance	$25,980	$25,907	$25,971

Property-liability insurance premiums earned
Direct	$27,016	$27,015	$27,200
Assumed	24	34	50
Ceded	(1,098)	(1,092)	(1,056)

Property-liability insurance premiums earned, net of reinsurance	$25,942	$25,957	$26,194

Life and annuity premiums and contract charges
Direct	$2,953	$2,935	$2,757
Assumed	35	37	39
Ceded	(750)	(804)	(838)

Life and annuity premiums and contract charges, net of reinsurance	$2,238	$2,168	$1,958

Property-Liability

       The Company purchases reinsurance after evaluating the financial condition of the reinsurer, as well as the terms and price of coverage. Developments in the insurance and reinsurance industries have fostered a movement to segregate asbestos, environmental and other discontinued lines exposures into separate legal entities with dedicated capital. Regulatory bodies in certain cases have supported these actions. The Company is unable to determine the impact, if any, that these developments will have on the collectability of reinsurance recoverables in the future.

Property-Liability reinsurance recoverable

       Total amounts recoverable from reinsurers as of December 31, 2011 and 2010 were $2.67 billion and $2.15 billion, respectively, including $86 million and $81 million, respectively, related to property-liability losses paid by the Company and billed to reinsurers, and $2.59 billion and $2.07 billion, respectively, estimated by the Company with respect to ceded unpaid losses (including IBNR), which are not billable until the losses are paid.

       With the exception of the recoverable balances from the Michigan Catastrophic Claim Association ("MCCA"), Lloyd's of London and other industry pools and facilities, the largest reinsurance recoverable balance the Company had outstanding was $98 million and $56 million from Westport Insurance Corporation (formerly Employers' Reinsurance Company) as of December 31, 2011 and 2010, respectively. No other amount due or estimated to be due from any single property-liability reinsurer was in excess of $36 million and $37 million as of December 31, 2011 and 2010, respectively.

       The allowance for uncollectible reinsurance was $103 million and $142 million as of December 31, 2011 and 2010, respectively, and is related to the Company's Discontinued Lines and Coverages segment.

Industry pools and facilities

       Reinsurance recoverable on paid and unpaid claims including IBNR as of December 31, 2011 and 2010 includes $1.71 billion and $1.24 billion, respectively, from the MCCA. The MCCA is a mandatory reinsurance mechanism for personal injury protection losses over a retention level that increases each MCCA fiscal year. The retention levels are $500 thousand per claim and $480 thousand per claim for the fiscal years ending June 30, 2012 and 2011, respectively. The MCCA is funded by assessments from member companies who, in turn, can recover assessments from policyholders.

       Ceded premiums earned under the Florida Hurricane Catastrophe Fund ("FHCF") agreement were $27 million, $15 million and $13 million in 2011, 2010 and 2009, respectively. Ceded losses incurred include $8 million, $10 million and $47 million in 2011, 2010 and 2009, respectively. The Company has access to reimbursement provided by the FHCF for 90% of qualifying personal property losses that exceed its current retention of $100 million for the two largest hurricanes and $33 million for other hurricanes, up to a maximum total of $349 million effective from June 1, 2011 to May 31, 2012. Reinsurance recoverables from the FHCF were zero as of December 31, 2011 due to a commutation finalized in July 2011. Reinsurance recoverables include $41 million recoverable from the FHCF for qualifying property losses as of December 31, 2010.

       Allstate sells and administers policies as a participant in the National Flood Insurance Program ("NFIP"). The total amounts recoverable as of December 31, 2011 and 2010 were $33 million and $10 million, respectively. Ceded premiums earned include $312 million, $306 million and $298 million in 2011, 2010 and 2009, respectively. Ceded losses incurred include $196 million, $50 million and $111 million in 2011, 2010 and 2009, respectively. Under the arrangement, the Federal Government is obligated to pay all claims.

Catastrophe reinsurance

       The Company has the following catastrophe reinsurance treaties in effect as of December 31, 2011:

  •
  Nationwide Per Occurrence Excess Catastrophe Reinsurance agreement comprising three contracts, all incepting as of June 1, 2011 and with one, two and three year terms. This agreement reinsures Allstate Protection personal lines auto and property business countrywide, in all states except Florida and New Jersey, for excess catastrophe losses caused by multiple perils. The contracts are placed in six layers, with the first five layers subject to reinstatement, and cover $3.25 billion in per occurrence losses in excess of a $500 million retention and after $250 million in losses "otherwise recoverable." Losses from multiple qualifying occurrences can apply to this $250 million threshold which applies once to each contract year and only to the agreement's first layer.

  •
  Top and Drop Excess Catastrophe Reinsurance agreement comprising an annual contract and a three year term contract, both incepting as of June 1, 2011, and providing $250 million of reinsurance limits which may be used for Coverage A, Coverage B, or a combination of both. Coverage A reinsures 47.5% of $500 million in limits excess of a $3.25 billion retention. Coverage B provides 95% of $250 million in limits excess of a $750 million retention and after $500 million in losses "otherwise recoverable" under the agreement. Losses from multiple qualifying occurrences can apply to this $500 million threshold.

       Losses recoverable under the Company's New Jersey, Kentucky and Pennsylvania reinsurance agreements, described below, are disregarded when determining coverage under the Nationwide Per Occurrence Excess Catastrophe Reinsurance agreement and the Top and Drop Excess Catastrophe Reinsurance agreement.

  •
  New Jersey Excess Catastrophe Reinsurance agreement, comprising three contracts each with a three year duration and effective respectively June 1, 2009, June 1, 2010, and June 1, 2011, provides coverage for Allstate Protection personal lines property excess catastrophe losses for multiple perils in New Jersey. Effective June 1, 2011 to May 31, 2012, one contract provides 32% of a $400 million limit excess of a $150 million retention with one prepaid reinstatement. The other two contracts are placed in two layers: the first layer provides 63% of $300 million of limits in excess of a $200 million retention, and the second layer provides 68% of $200 million of limits in excess of a $500 million retention.

  •
  Kentucky Excess Catastrophe Reinsurance agreement provides coverage for Allstate Protection personal lines property excess catastrophe losses in the state for earthquakes and fires following earthquakes effective June 1, 2011 to May 31, 2014. The agreement provides three limits of $25 million excess of a $5 million retention subject to two limits being available in any one contract year and is 95% placed.

  •
  Pennsylvania Excess Catastrophe Reinsurance agreement provides coverage for Allstate Protection personal lines property excess catastrophe losses in the state for multi-perils effective June 1, 2009 through May 31, 2012. The agreement provides three limits of $100 million excess of a $100 million retention subject to two limits being available in any one contract year and is 95% placed.

  •
  Five separate agreements for Castle Key Insurance Company and its subsidiaries ("Castle Key") provide coverage for personal lines property excess catastrophe losses in Florida and coordinate coverage with the Company's participation in the FHCF, effective June 1, 2011 to May 31, 2012. The agreements, including agreements that provide coverage through the FHCF, provide an estimated provisional limit of $916.7 million in excess of a provisional retention of $30 million and after $10 million in losses "otherwise recoverable".

       The Company ceded premiums earned of $531 million, $582 million and $616 million under catastrophe reinsurance agreements in 2011, 2010 and 2009, respectively.

Asbestos, environmental and other

       Reinsurance recoverables include $193 million and $183 million from Lloyd's of London as of December 31, 2011 and 2010, respectively. Lloyd's of London, through the creation of Equitas Limited, implemented a restructuring plan in 1996 to solidify its capital base and to segregate claims for years prior to 1993.

Allstate Financial

       The Company's Allstate Financial segment reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, modified coinsurance and coinsurance with funds withheld agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance and coinsurance with funds withheld are similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. Allstate Financial cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

       For certain term life insurance policies issued prior to October 2009, Allstate Financial ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which Allstate Financial cedes mortality in excess of its retention, which is consistent with how Allstate Financial generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2011 through current	Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria
July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

       In addition, Allstate Financial has used reinsurance to effect the acquisition or disposition of certain blocks of business. Allstate Financial had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2011, life and annuity premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, life and annuity premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, life and annuity premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In addition, as of December 31, 2011 and 2010 Allstate Financial had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

       As of December 31, 2011, the gross life insurance in force was $528.78 billion of which $222.38 billion was ceded to the unaffiliated reinsurers.

       Allstate Financial's reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2011	2010
Annuities	$1,827	$1,785
Life insurance	1,600	1,569
Long-term care insurance	1,063	957
Other	87	89

Total Allstate Financial	$4,577	$4,400

       As of December 31, 2011 and 2010, approximately 94% of Allstate Financial's reinsurance recoverables are due from companies rated A- or better by S&P.

Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition and Sales Inducement Costs
Deferred Policy Acquisition and Sales Inducement Costs

11.   Deferred Policy Acquisition and Sales Inducement Costs

       Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2011
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$2,859	$1,321	$4,180
Esurance acquisition present value of future profits	—	42	42
Acquisition costs deferred	333	3,462	3,795
Amortization charged to income	(494)	(3,477)	(3,971)
Effect of unrealized gains and losses	(175)	—	(175)

Balance, end of year	$2,523	$1,348	$3,871

	2010
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$3,398	$1,355	$4,753
Acquisition costs deferred	385	3,483	3,868
Amortization charged to income	(290)	(3,517)	(3,807)
Effect of unrealized gains and losses	(634)	—	(634)

Balance, end of year	$2,859	$1,321	$4,180

	2009
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$6,420	$1,395	$7,815
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	(163)	—	(163)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	163	—	163
Acquisition costs deferred	391	3,575	3,966
Amortization charged to income	(821)	(3,615)	(4,436)
Effect of unrealized gains and losses	(2,592)	—	(2,592)

Balance, end of year	$3,398	$1,355	$4,753

(1)
The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)
The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

       DSI activity for Allstate Financial, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2011	2010	2009
Balance, beginning of year	$86	$195	$453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	—	—	(35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	—	—	35
Sales inducements deferred	7	14	28
Amortization charged to income	(23)	(27)	(129)
Effect of unrealized gains and losses	(29)	(96)	(157)

Balance, end of year	$41	$86	$195

(1)
The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)
The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

12.  Capital Structure

Debt outstanding

       Total debt outstanding as of December 31 consisted of the following:

($ in millions)	2011	2010
6.125% Senior Notes, due 2012 (1)	$350	$350
7.50% Debentures, due 2013	250	250
5.00% Senior Notes, due 2014 (1)	650	650
6.20% Senior Notes, due 2014 (1)	300	300
6.75% Senior Debentures, due 2018	250	250
7.45% Senior Notes, due 2019 (1)	700	700
6.125% Senior Notes, due 2032 (1)	250	250
5.35% Senior Notes due 2033 (1)	400	400
5.55% Senior Notes due 2035 (1)	800	800
5.95% Senior Notes, due 2036 (1)	650	650
6.90% Senior Debentures, due 2038	250	250
6.125% Junior Subordinated Debentures, due 2067	500	500
6.50% Junior Subordinated Debentures, due 2067	500	500
Synthetic lease VIE obligations, floating rates, due 2014	44	42
Federal Home Loan Bank ("FHLB") advances, due 2018	14	16

Total long-term debt	5,908	5,908
Short-term debt (2)	—	—

Total debt	$5,908	$5,908

(1)
Senior Notes are subject to redemption at the Company's option in whole or in part at any time at the greater of either 100% of the principal amount plus accrued and unpaid interest to the redemption date or the discounted sum of the present values of the remaining scheduled payments of principal and interest and accrued and unpaid interest to the redemption date.
(2)
The Company classifies any borrowings which have a maturity of twelve months or less at inception as short-term debt.

       Total debt outstanding by maturity as of December 31, 2011 is as follows:

($ in millions)

Due within one year or less	$350
Due after one year through 5 years	1,244
Due after 5 years through 10 years	964
Due after 10 years through 20 years	—
Due after 20 years	3,350

Total debt	$5,908

       On January 11, 2012, the Company issued $500 million of 5.20% Senior Notes due 2042. The proceeds of this issuance will be used for general corporate purposes, including the repayment of $350 million of 6.125% Senior Notes maturing on February 15, 2012.

       The Company has outstanding $500 million of Series A 6.50% and $500 million of Series B 6.125% Fixed-to-Floating Rate Junior Subordinated Debentures (together the "Debentures"). The scheduled maturity dates for the Debentures are May 15, 2057 and May 15, 2037 for Series A and Series B, respectively, with a final maturity date of May 15, 2067. The Debentures may be redeemed (i) in whole or in part, at any time on or after May 15, 2037 or May 15, 2017 for Series A and Series B, respectively, at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in certain circumstances, in whole or in part, prior to May 15, 2037 and May 15, 2017 for Series A and Series B, respectively, at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price.

       Interest on the Debentures is payable semi-annually at the stated fixed annual rate to May 15, 2037 and May 15, 2017 for Series A and Series B, respectively, and then payable quarterly at an annual rate equal to the three-month LIBOR plus 2.12% and 1.935% for Series A and Series B, respectively. The Company may elect at one or more times to defer payment of interest on the Debentures for one or more consecutive interest periods that do not exceed 10 years. Interest compounds during such deferral periods at the rate in effect for each period. The interest deferral feature obligates the Company in certain circumstances to issue common stock or certain other types of securities if it cannot otherwise raise sufficient funds to make the required interest payments. The Company has reserved 75 million shares of its authorized and unissued common stock to satisfy this obligation.

       In connection with the issuance of the Debentures, the Company entered into replacement capital covenants. These covenants are not intended for the benefit of the holders of the Debentures and may not be enforced by them. Rather, they are for the benefit of holders of one or more other designated series of the Company's indebtedness, initially the 6.90% Senior Debentures due 2038. Pursuant to these covenants, the Company has agreed that it will not repay, redeem, or purchase the Debentures on or before May 15, 2067 and May 15, 2047 for Series A and Series B, respectively, unless, subject to certain limitations, the Company has received proceeds in specified amounts from the issuance of specified securities. These covenants terminate in 2067 and 2047 for Series A and Series B, respectively, or earlier upon the occurrence of certain events, including an acceleration of the Debentures of the particular series due to the occurrence of an event of default. An event of default, as defined by the supplemental indentures, includes default in the payment of interest or principal and bankruptcy proceedings.

       The Company is the primary beneficiary of a consolidated VIE used to acquire up to 19 automotive collision repair stores ("synthetic lease"). In 2011, the Company renewed the synthetic lease for a three-year term at a floating rate due 2014. The Company's Consolidated Statements of Financial Position include $32 million and $33 million of property and equipment, net and $44 million and $42 million of long-term debt as of December 31, 2011 and 2010, respectively.

       The Allstate Bank received a $10 million long-term advance from the FHLB in April 2008, and another $10 million advance in September 2008. The FHLB advances are secured with cash pledged to the FHLB. During 2011, 2010 and 2009, $2 million, $2 million and $1 million was repaid on the advances, respectively. The Allstate Corporation will be assuming these obligations when the Bank is dissolved.

       To manage short-term liquidity, the Company maintains a commercial paper program and a credit facility as a potential source of funds. These include a $1.00 billion unsecured revolving credit facility and a commercial paper program with a borrowing limit of $1.00 billion. The credit facility has an initial term of five years expiring in May 2012. The Company has the option to extend the expiration by one year upon approval of existing or replacement lenders providing more than two-thirds of the commitments to lend. This facility also contains an increase provision that would allow up to an additional $500 million of borrowing provided the increased portion could be fully syndicated at a later date among existing or new lenders. This facility has a financial covenant requiring the Company not to exceed a 37.5% debt to capital resources ratio as defined in the agreement. Although the right to borrow under the facility is not subject to a minimum rating requirement, the costs of maintaining the facility and borrowing under it are based on the ratings of the Company's senior, unsecured, nonguaranteed long-term debt. The total amount outstanding at any point in time under the combination of the commercial paper program and the credit facility cannot exceed the amount that can be borrowed under the credit facility. No amounts were outstanding under the credit facility as of December 31, 2011 and 2010. The Company had no commercial paper outstanding as of December 31, 2011 and 2010.

       The Company paid $363 million, $363 million and $383 million of interest on debt in 2011, 2010 and 2009, respectively.

       During 2009, the Company filed a universal shelf registration statement with the Securities and Exchange Commission ("SEC") that expires in 2012. The registration statement covers an unspecified amount of securities and can be used to issue debt securities, common stock, preferred stock, depositary shares, warrants, stock purchase contracts, stock purchase units and securities of trust subsidiaries.

Capital stock

       The Company had 900 million shares of issued common stock of which 501 million shares were outstanding and 399 million shares were held in treasury as of December 31, 2011. In 2011, the Company reacquired 33 million shares at an average cost of $28.65 and reissued 1 million shares under equity incentive plans.

Company Restructuring	12 Months Ended
Dec. 31, 2011
Company Restructuring
Company Restructuring

13.  Company Restructuring

       The Company undertakes various programs to reduce expenses. These programs generally involve a reduction in staffing levels, and in certain cases, office closures. Restructuring and related charges include employee termination and relocation benefits, and post-exit rent expenses in connection with these programs, and non-cash charges resulting from pension benefit payments made to agents in connection with the 1999 reorganization of Allstate's multiple agency programs to a single exclusive agency program. In 2011, restructuring programs primarily relate to Allstate Protection's field claim office consolidations, reorganization of technology shared services and reorganization within Allstate Financial's sales and support organization. The expenses related to these activities are included in the Consolidated Statements of Operations as restructuring and related charges, and totaled $44 million, $30 million and $130 million in 2011, 2010 and 2009, respectively.

       The following table presents changes in the restructuring liability in 2011.

($ in millions)	Employee costs	Exit costs	Total liability
Balance as of December 31, 2010	$13	$3	$16
Expense incurred	21	7	28
Adjustments to liability	(10)	—	(10)
Payments applied against liability	(19)	(5)	(24)

Balance as of December 31, 2011	$5	$5	$10

       The payments applied against the liability for employee costs primarily reflect severance costs, and the payments for exit costs generally consist of post-exit rent expenses and contract termination penalties. As of December 31, 2011, the cumulative amount incurred to date for active programs totaled $110 million for employee costs and $47 million for exit costs.

Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments, Guarantees and Contingent Liabilities
Commitments, Guarantees and Contingent Liabilities

14.  Commitments, Guarantees and Contingent Liabilities

Leases

       The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $256 million, $256 million and $267 million in 2011, 2010 and 2009, respectively.

       Minimum rental commitments under noncancelable capital and operating leases with an initial or remaining term of more than one year as of December 31, 2011 are as follows:

($ in millions)	Capital leases	Operating leases
2012	$7	$182
2013	8	138
2014	6	92
2015	2	66
2016	2	47
Thereafter	13	66

Total	$38	$591

Present value of minimum capital lease payments	$29

Shared markets and state facility assessments

       The Company is required to participate in assigned risk plans, reinsurance facilities and joint underwriting associations in various states that provide insurance coverage to individuals or entities that otherwise are unable to purchase such coverage from private insurers. Underwriting results related to these arrangements, which tend to be adverse, have been immaterial to the Company's results of operations. Because of the Company's participation, it may be exposed to losses that surpass the capitalization of these facilities and/or assessments from these facilities.

       Castle Key is subject to assessments from Citizens Property Insurance Corporation in the state of Florida ("FL Citizens"), which was initially created by the state of Florida to provide insurance to property owners unable to obtain coverage in the private insurance market. FL Citizens, at the discretion and direction of its Board of Governors ("FL Citizens Board"), can levy a regular assessment on assessable insurers and assessable insureds for a deficit in any calendar year up to a maximum of the greater of 6% of the deficit or 6% of Florida property premiums industry-wide for the prior year. Prior to July 2008, the assessment rate was 10%. The base of assessable insurers includes all property and casualty premiums in the state, except workers' compensation, medical malpractice, accident and health insurance and policies written under the NFIP. An insurer may recoup a regular assessment through a surcharge to policyholders. In order to recoup this assessment, an insurer must file for a policy surcharge with the Florida Office of Insurance Regulation ("FL OIR") at least fifteen days prior to imposing the surcharge on policies. If a deficit remains after the regular assessment, FL Citizens can also levy emergency assessments in the current and subsequent years. Companies are required to collect the emergency assessments directly from residential property policyholders and remit to FL Citizens as collected.

       FL Citizens reported losses from Hurricane Wilma in 2005, which followed a deficit for the 2004 plan year. The FL Citizens Board certified the 2005 FL Citizens deficit at $1.73 billion of which $920 million was to be funded through a regular assessment. The Company paid its portion of the deficit assessment totaling $14 million during 2006 and has recouped $11 million as of December 31, 2011. The Company expects to continue recoupment in 2012. The remainder of the deficit was funded by bonds issued in 2006.

       The Company is also subject to assessments from Louisiana Citizens Property Insurance Corporation ("LA Citizens"). LA Citizens can levy a regular assessment on participating companies for a deficit in any calendar year up to a maximum of the greater of 10% of the calendar year deficit or 10% of Louisiana direct property premiums industry-wide for the prior calendar year.

Florida Hurricane Catastrophe Fund

       Castle Key participates in the mandatory coverage provided by the FHCF and therefore has access to reimbursements on certain qualifying Florida hurricane losses from the FHCF (see Note 10), has exposure to assessments and pays annual premiums to the FHCF for this reimbursement protection. The FHCF has the authority to issue bonds to pay its obligations to insurers participating in the mandatory coverage in excess of its capital balances. Payment of these bonds is funded by emergency assessments on all property and casualty premiums in the state, except workers' compensation, medical malpractice, accident and health insurance and policies written under the NFIP. The FHCF emergency assessments are limited to 6% of premiums per year beginning the first year in which reimbursements require bonding, and up to a total of 10% of premiums per year for assessments in the second and subsequent years, if required to fund additional bonding. The FHCF issued $625 million in bonds in 2008, and the FL OIR ordered an emergency assessment of 1% of premiums collected for all policies renewed after January 1, 2007. The FHCF issued $676 million in bonds in 2010 and the FL OIR ordered an emergency assessment of 1.3% of premiums collected for all policies written or renewed after January 1, 2011. As required, companies will collect the FHCF emergency assessments directly from policyholders and remit them to the FHCF as they are collected.

       Facilities such as FL Citizens, LA Citizens and the FHCF are generally designed so that the ultimate cost is borne by policyholders; however, the exposure to assessments from these facilities and the availability of recoupments or premium rate increases may not offset each other in the Company's financial statements. Moreover, even if they do offset each other, they may not offset each other in financial statements for the same fiscal period due to the ultimate timing of the assessments and recoupments or premium rate increases, as well as the possibility of policies not being renewed in subsequent years.

California Earthquake Authority

       Exposure to certain potential losses from earthquakes in California is limited by the Company's participation in the California Earthquake Authority ("CEA"), which provides insurance for California earthquake losses. The CEA is a privately-financed, publicly-managed state agency created to provide insurance coverage for earthquake damage. Insurers selling homeowners insurance in California are required to offer earthquake insurance to their customers either through their company or by participation in the CEA. The Company's homeowners policies continue to include coverages for losses caused by explosions, theft, glass breakage and fires following an earthquake, which are not underwritten by the CEA.

       As of September 30, 2011, the CEA's capital balance was approximately $3.96 billion. Should losses arising from an earthquake cause a deficit in the CEA, additional funding would be obtained from the proceeds of revenue bonds the CEA may issue, an existing $3.05 billion reinsurance layer, and finally, if needed, assessments on participating insurance companies. The authority of the CEA to assess participating insurers extends through December 1, 2018. Participating insurers are required to pay an assessment, currently estimated not to exceed $1.56 billion, if the capital of the CEA falls below $350 million. Participating insurers are required to pay a second additional assessment, currently estimated not to exceed $804 million, if aggregate CEA earthquake losses exceed $9.69 billion and the capital of the CEA falls below $350 million. Within the limits previously described, the assessment could be intended to restore the CEA's capital to a level of $350 million. There is no provision that allows insurers to recover assessments through a premium surcharge or other mechanism. The CEA's projected aggregate claim paying capacity is $9.69 billion as of October 31, 2011 and if an event were to result in claims greater than its capacity, affected policyholders would be paid a prorated portion of their covered losses.

       All future assessments on participating CEA insurers are based on their CEA insurance market share as of December 31 of the preceding year. As of April 1, 2011, the Company's share of the CEA was 16.2%. The Company does not expect its CEA market share to materially change. At this level, the Company's maximum possible CEA assessment would be $382 million during 2012. Accordingly, assessments from the CEA for a particular quarter or annual period may be material to the results of operations and cash flows, but not the financial position of the Company. Management believes the Company's exposure to earthquake losses in California has been significantly reduced as a result of its participation in the CEA.

Texas Windstorm Insurance Association

       The Company participates in the mandatory coverage provided by the Texas Windstorm Insurance Association ("TWIA"), for losses relating to hurricane activity. Amounts assessed to each company are allocated based upon its proportion of business written. In September 2008, TWIA assessed the Company $66 million for losses relating to Hurricane Ike. The assessment was based on 2007 direct voluntary writings in the State of Texas. The Company expects to recoup $35 million of the assessment via premium tax offsets over a five year period. $7 million of the total recoupable amount was realized via premium tax offsets in each of 2011, 2010 and 2009. The remaining $31 million of the assessment was eligible for cession under the Company's reinsurance program. The TWIA board has not indicated the likelihood of any possible future assessments to insurers at this time. However, assessments from the TWIA for a particular quarter or annual period may be material to the results of operations and cash flows, but not the financial position of the Company. Management believes the Company's exposure to losses in Texas has been significantly reduced as a result of its participation in the TWIA.

Guaranty funds

       Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, the liability balance included in other liabilities and accrued expenses was $53 million and $46 million, respectively. The related premium tax offsets included in other assets were $35 million and $25 million as of December 31, 2011 and 2010, respectively.

PMI runoff support agreement

       The Company has certain limited rights and obligations under a capital support agreement ("Runoff Support Agreement") with PMI Mortgage Insurance Company ("PMI"), the primary operating subsidiary of PMI Group, related to the Company's disposition of PMI in prior years. Under the Runoff Support Agreement, the Company would be required to pay claims on PMI policies written prior to October 28, 1994 if PMI fails certain financial covenants and fails to pay such claims. The agreement only covers these policies and not any policies issued on or after that date. In the event any amounts are so paid, the Company would receive a commensurate amount of preferred stock or subordinated debt of PMI Group or PMI. The Runoff Support Agreement also restricts PMI's ability to write new business and pay dividends under certain circumstances. On October 20, 2011, the Director of the Arizona Department of Insurance took control of the PMI insurance companies; effective October 24, 2011, the Director instituted a partial claim payment plan: claim payments will be made at 50%, with the remaining amount deferred as a policyholder claim. The effect of these developments to the Company are uncertain. Management does not believe they will have a material effect on results of operations, cash flows or financial position of the Company.

Guarantees

       The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $28 million as of December 31, 2011. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

       Related to the disposal through reinsurance of substantially all of Allstate Financial's variable annuity business to Prudential in 2006, the Company and its consolidated subsidiaries, ALIC and ALNY, have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, the Company, ALIC and ALNY will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

       The Company provides residual value guarantees on Company leased automobiles. If all outstanding leases were terminated effective December 31, 2011, the Company's maximum obligation pursuant to these guarantees, assuming the automobiles have no residual value, would be $6 million as of December 31, 2011. The remaining term of each residual value guarantee is equal to the term of the underlying lease that ranges from less than one year to three years. Historically, the Company has not made any material payments pursuant to these guarantees.

       In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

       The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

Regulation and Compliance

       The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to influence and restrict premium rates, require premium refunds to policyholders, require reinstatement of terminated policies, restrict the ability of insurers to cancel or non-renew policies, require insurers to continue to write new policies or limit their ability to write new policies, limit insurers' ability to change coverage terms or to impose underwriting standards, impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

Legal and regulatory proceedings and inquiries

       The Company and certain subsidiaries are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business.

Background

       These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

       The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

       In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In Allstate's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

       In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution, and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

Accrual and disclosure policy

       The Company reviews its lawsuits, regulatory inquiries, and other legal proceedings on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. The Company establishes accruals for such matters at management's best estimate when the Company assesses that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company does not establish accruals for such matters when the Company does not believe both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company's assessment of whether a loss is reasonably possible or probable is based on its assessment of the ultimate outcome of the matter following all appeals. The Company does not include potential recoveries in its estimates of reasonably possible or probable losses. Legal fees are expensed as incurred.

       The Company continues to monitor its lawsuits, regulatory inquiries, and other legal proceedings for further developments that would make the loss contingency both probable and estimable, and accordingly accruable, or that could affect the amount of accruals that have been previously established. There may continue to be exposure to loss in excess of any amount accrued. Disclosure of the nature and amount of an accrual is made when there have been sufficient legal and factual developments such that the Company's ability to resolve the matter would not be impaired by the disclosure of the amount of accrual.

       When the Company assesses it is reasonably possible or probable that a loss has been incurred, it discloses the matter. When it is possible to estimate the reasonably possible loss or range of loss above the amount accrued, if any, for the matters disclosed, that estimate is aggregated and disclosed. Disclosure is not required when an estimate of the reasonably possible loss or range of loss cannot be made.

       For certain of the matters described below in the "Claims related proceedings" and "Other proceedings" subsections, the Company is able to estimate the reasonably possible loss or range of loss above the amount accrued, if any. In determining whether it is possible to estimate the reasonably possible loss or range of loss, the Company reviews and evaluates the disclosed matters, in conjunction with counsel, in light of potentially relevant factual and legal developments.

       These developments may include information learned through the discovery process, rulings on dispositive motions, settlement discussions, information obtained from other sources, experience from managing these and other matters, and other rulings by courts, arbitrators or others. When the Company possesses sufficient appropriate information to develop an estimate of the reasonably possible loss or range of loss above the amount accrued, if any, that estimate is aggregated and disclosed below. There may be other disclosed matters for which a loss is probable or reasonably possible but such an estimate is not possible. Disclosure of the estimate of the reasonably possible loss or range of loss above the amount accrued, if any, for any individual matter would only be considered when there have been sufficient legal and factual developments such that the Company's ability to resolve the matter would not be impaired by the disclosure of the individual estimate.

       As of December 31, 2011, the Company estimates that the aggregate range of reasonably possible loss in excess of the amount accrued, if any, for the disclosed matters where such an estimate is possible is zero to $855 million, pre-tax. This disclosure is not an indication of expected loss, if any. Under accounting guidance, an event is "reasonably possible" if "the chance of the future event or events occurring is more than remote but less than likely" and an event is "remote" if "the chance of the future event or events occurring is slight." This estimate is based upon currently available information and is subject to significant judgment and a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimate will change from time to time, and actual results may vary significantly from the current estimate. The estimate does not include matters or losses for which an estimate is not possible. Therefore, this estimate represents an estimate of possible loss only for certain matters meeting these criteria. It does not represent the Company's maximum possible loss exposure. Information is provided below regarding the nature of all of the disclosed matters and, where specified, the amount, if any, of plaintiff claims associated with these loss contingencies.

       Due to the complexity and scope of the matters disclosed in the "Claims related proceedings" and "Other proceedings" subsections below and the many uncertainties that exist, the ultimate outcome of these matters cannot be predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently accrued, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material effect on the financial position of the Company.

Claims related proceedings

       Allstate is vigorously defending a putative class action lawsuit filed in the aftermath of Hurricane Katrina and currently pending in the United States District Court for the Eastern District of Louisiana ("District Court"). This matter was filed by the Louisiana Attorney General against Allstate and every other homeowner insurer doing business in the State of Louisiana, on behalf of the State of Louisiana, as assignee, and on behalf of a class of Road Home fund recipients. In this matter the State alleged that the insurers failed to pay all damages owed under their policies. The claims currently pending in this matter are for breach of contract and for declaratory relief on the alleged underpayment of claims by the insurers. All other claims, including extra-contractual claims, have been dismissed. The Company had moved to dismiss the complaint on the grounds that the State had no standing to bring the lawsuit as an assignee of insureds because of anti-assignment language in the underlying insurance policies. Now, however, due to a ruling by the Louisiana Supreme Court, the Company will not pursue a motion to dismiss, but will preserve the anti-assignment issue in a defense.

       The State has not yet identified the specific details by property supporting its allegations of breach of contract or the alleged deficiencies in adjusting those claims. There are many potential individual claims at issue in this matter, each of which will require individual analysis and a number of which may be subject to individual defenses, including release, accord and satisfaction, prescription, waiver, and estoppel. There has been no discovery in connection with this matter. The Company has now filed a motion seeking to force the State to provide more specificity as to its claims in this matter. The Company believes that its adjusting practices in connection with Katrina homeowners claims were sound and in accordance with industry standards and state law. There remain significant questions of Louisiana law that have yet to be decided. In the Company's judgment, given the issues discussed above, a loss is not probable.

       Allstate has been vigorously defending a lawsuit in regards to certain claims employees involving worker classification issues. This lawsuit is a certified class action challenging a state wage and hour law. In this case, plaintiffs sought actual damages in an amount to be proven at trial, liquidated damages in an amount equal to an unspecified percentage of the aggregate underpayment of wages to be proven at trial, as well as attorneys' fees and costs. Plaintiffs have not made a settlement demand nor have they alleged the amount of damages with any specificity. The case was bifurcated between liability and damages and is currently focused only on liability issues. No discovery has taken place regarding plaintiffs' alleged damages. In December 2009, the liability phase of the case was tried, and, on July 6, 2010, the court issued its decision finding in favor of Allstate on all claims. The plaintiffs have appealed the decision in favor of Allstate to the first level appellate court. After concluding the current appeal, the parties may seek a subsequent appeal to the Illinois Supreme Court. Only liability issues are being addressed on appeal and no damages may be awarded at this stage of the proceedings. In the event the trial court's order were to be overturned, however, the parties would need to conduct damages discovery, and a trial on damages would have to take place, before any damages could be awarded. In the Company's judgment a loss is not probable.

       Allstate is vigorously defending a class action lawsuit in Montana state court challenging aspects of its claim handling practices in Montana. The plaintiff alleges that the Company adjusts claims made by individuals who do not have attorneys in a manner that unfairly resulted in lower payments compared to claimants who were represented by attorneys. In January 2012, the court certified a class of Montana claimants who were not represented by attorneys with respect to the resolution of auto accident claims. The court certified the class to cover an indefinite period that commences in the mid-1990's. The certified claims include claims for declaratory judgment, injunctive relief and punitive damages in an unspecified amount. Injunctive relief may include a claim process by which unrepresented claimants could request that their claims be readjusted. No compensatory damages are sought on behalf of the class. To date no discovery has occurred related to the potential value of the class members' claims. The Company has asserted various defenses with respect to the plaintiff's claims which have not been finally resolved. The proposed injunctive relief claim process would be subject to defenses and offsets ordinarily associated with the adjustment of claims. Any differences in amounts paid to class members compared to what class members might be paid under a different process would be speculative and subject to individual variation and determination dependent upon the individual circumstances presented by each class claimant. In the Company's judgment a loss is not probable.

Other proceedings

       The Company is defending certain matters relating to the Company's agency program reorganization announced in 1999. Although these cases have been pending for many years, they currently are in the early stages of litigation because of appellate court proceedings and threshold procedural issues.

  •
  These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws ("EEOC I") and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations ("Romero I"). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release was voidable at the option of the release signer. The court also ordered that an agent who voided the release must return to Allstate "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court reversed its prior ruling that the release was voidable and granted the Company's motions for summary judgment, ruling that the asserted claims were barred by the release signed by most plaintiffs. Plaintiffs filed a notice of appeal with the U.S. Court of Appeals for the Third Circuit ("Third Circuit"). In July 2009, the Third Circuit vacated the trial court's entry of summary judgment in the Company's favor and remanded the cases to the trial court for additional discovery, including additional discovery related to the validity of the release and waiver. In its opinion, the Third Circuit held that if the release and waiver is held to be valid, then all of the claims in Romero I and EEOC I are barred. Thus, if the waiver and release is upheld, then only the claims in Romero I asserted by the small group of employee agents who did not sign the release and waiver would remain for adjudication. In January 2010, following the remand, the cases were assigned to a new judge for further proceedings in the trial court. Plaintiffs filed their Second Amended Complaint on July 28, 2010. Plaintiffs seek broad but unspecified "make whole relief," including back pay, compensatory and punitive damages, liquidated damages, lost investment capital, attorneys' fees and costs, and equitable relief, including reinstatement to employee agent status with all attendant benefits for up to approximately 6,500 former employee agents. Despite the length of time that these matters have been pending, to date only limited discovery has occurred related to the damages claimed by individual plaintiffs, and no damages discovery has occurred related to the claims of the putative class. Nor have plaintiffs provided any calculations of the putative class's alleged back pay or the alleged liquidated, compensatory or punitive damages, instead asserting that such calculations will be provided at a later stage during expert discovery. Damage claims are subject to reduction by amounts and benefits received by plaintiffs and putative class members subsequent to their employment termination. Little to no discovery has occurred with respect to amounts earned or received by plaintiffs and putative class members in mitigation of their alleged losses. Alleged damage amounts and lost benefits of the approximately 6,500 putative class members also are subject to individual variation and determination dependent upon retirement dates, participation in employee benefit programs, and years of service. Discovery limited to the validity of the waiver and release is in process. At present, no class is certified. Summary judgment proceedings on the validity of the waiver and release are expected to occur in the first half of 2012.

  •
  A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue ("Romero II"). These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. Romero II was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted the Company's motion to dismiss the case. Plaintiffs filed a notice of appeal with the Third Circuit. In July 2009, the Third Circuit vacated the district court's dismissal of the case and remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In its opinion, the Third Circuit held that if the release and waiver is held to be valid, then one of plaintiffs' three claims asserted in Romero II is barred. The Third Circuit directed the district court to consider on remand whether the other two claims asserted in Romero II are barred by the release and waiver. In January 2010, following the remand, the case was assigned to a new judge (the same judge for the Romero I and EEOC I cases) for further proceedings in the trial court. On April 23, 2010, plaintiffs filed their First Amended Complaint. Plaintiffs seek broad but unspecified "make whole" or other equitable relief, including losses of income and benefits as a result of their decision to retire from the Company between November 1, 1999 and December 31, 2000. They also seek repeal of the challenged amendments to the Agents Pension Plan with all attendant benefits revised and recalculated for thousands of former employee agents, and attorney's fees and costs. Despite the length of time that this matter has been pending, to date only limited discovery has occurred related to the damages claimed by individual plaintiffs, and no damages discovery has occurred related to the claims of the putative class. Nor have plaintiffs provided any calculations of the putative class's alleged losses, instead asserting that such calculations will be provided at a later stage during expert discovery. Damage claims are subject to reduction by amounts and benefits received by plaintiffs and putative class members subsequent to their employment termination. Little to no discovery has occurred with respect to amounts earned or received by plaintiffs and putative class members in mitigation of their alleged losses. Alleged damage amounts and lost benefits of the putative class members also are subject to individual variation and determination dependent upon retirement dates, participation in employee benefit programs, and years of service. As in Romero I and EEOC I, discovery at this time is limited to issues relating to the validity of the waiver and release. Class certification has not been decided. Summary judgment proceedings on the validity of the waiver and release are expected to occur in the first half of 2012.

       In these agency program reorganization matters, the threshold issue of the validity and scope of the waiver and release is yet to be decided and, if decided in favor of the Company, would preclude any damages being awarded in Romero I and EEOC I and may also preclude damages from being awarded in Romero II. In the Company's judgment a loss is not probable. Allstate has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

Asbestos and environmental

       Allstate's reserves for asbestos claims were $1.08 billion and $1.10 billion, net of reinsurance recoverables of $529 million and $555 million, as of December 31, 2011 and December 31, 2010, respectively. Reserves for environmental claims were $185 million and $201 million, net of reinsurance recoverables of $40 million and $47 million, as of December 31, 2011 and December 31, 2010, respectively. Approximately 59% and 60% of the total net asbestos and environmental reserves as of December 31, 2011 and 2010, respectively, were for incurred but not reported estimated losses.

       Management believes its net loss reserves for asbestos, environmental and other discontinued lines exposures are appropriately established based on available facts, technology, laws and regulations. However, establishing net loss reserves for asbestos, environmental and other discontinued lines claims is subject to uncertainties that are much greater than those presented by other types of claims. The ultimate cost of losses may vary materially from recorded amounts, which are based on management's best estimate. Among the complications are lack of historical data, long reporting delays, uncertainty as to the number and identity of insureds with potential exposure and unresolved legal issues regarding policy coverage; unresolved legal issues regarding the determination, availability and timing of exhaustion of policy limits; plaintiffs' evolving and expanding theories of liability; availability and collectability of recoveries from reinsurance; retrospectively determined premiums and other contractual agreements; estimates of the extent and timing of any contractual liability; the impact of bankruptcy protection sought by various asbestos producers and other asbestos defendants; and other uncertainties. There are also complex legal issues concerning the interpretation of various insurance policy provisions and whether those losses are covered, or were ever intended to be covered, and could be recoverable through retrospectively determined premium, reinsurance or other contractual agreements. Courts have reached different and sometimes inconsistent conclusions as to when losses are deemed to have occurred and which policies provide coverage; what types of losses are covered; whether there is an insurer obligation to defend; how policy limits are determined; how policy exclusions and conditions are applied and interpreted; and whether clean-up costs represent insured property damage. Management believes these issues are not likely to be resolved in the near future, and the ultimate costs may vary materially from the amounts currently recorded resulting in material changes in loss reserves. In addition, while the Company believes that improved actuarial techniques and databases have assisted in its ability to estimate asbestos, environmental, and other discontinued lines net loss reserves, these refinements may subsequently prove to be inadequate indicators of the extent of probable losses. Due to the uncertainties and factors described above, management believes it is not practicable to develop a meaningful range for any such additional net loss reserves that may be required.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

15.  Income Taxes

       The Company and its domestic subsidiaries file a consolidated federal income tax return. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective entities.

       The Internal Revenue Service ("IRS") is currently examining the Company's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Company's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Company's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

       The reconciliation of the change in the amount of unrecognized tax benefits for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Balance – beginning of year	$25	$22	$21
Increase for tax positions taken in a prior year	—	1	—
Decrease for tax positions taken in a prior year	—	—	—
Increase for tax positions taken in the current year	—	2	1
Decrease for tax positions taken in the current year	—	—	—
(Decrease) increase for settlements	—	—	—
Reductions due to lapse of statute of limitations	—	—	—

Balance – end of year	$25	$25	$22

       The Company believes it is reasonably possible that the liability balance will be reduced by $25 million within the next twelve months upon the resolution of an outstanding issue resulting from the 2005-2006 IRS examination. Because of the impact of deferred tax accounting, recognition of previously unrecognized tax benefits is not expected to impact the Company's effective tax rate.

       The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2011 or 2010. The Company recorded $0.1 million of interest income relating to unrecognized tax benefits in income tax expense in 2009. As of December 31, 2011 and 2010, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.

       The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2011	2010
Deferred assets
Unearned premium reserves	$656	$637
Difference in tax bases of invested assets	564	521
Discount on loss reserves	315	310
Pension	255	229
Alternative minimum tax credit carryforward	255	168
Accrued compensation	213	201
Net operating loss carryforwards	203	—
Other postretirement benefits	188	157
Life and annuity reserves	10	227
Other assets	84	70

Total deferred assets	2,743	2,520
Valuation allowance	(67)	(6)

Net deferred assets	2,676	2,514
Deferred liabilities
DAC	(897)	(937)
Unrealized net capital gains	(757)	(511)
Other intangible assets	(142)	(6)
Other liabilities	(158)	(61)

Total deferred liabilities	(1,954)	(1,515)

Net deferred asset	$722	$999

       Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowance, will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. The valuation allowance for deferred tax assets increased by $61 million in 2011 primarily as a result of the acquisition of Answer Financial. The valuation allowance relates to the portion of Answer Financial's net operating loss carryforwards that, due to limitations contained in the Internal Revenue Code, are expected to expire prior to their utilization.

       As of December 31, 2011, the Company has net operating loss carryforwards of $580 million which will expire at the end of 2015 through 2031. The Company has tax credit carryforwards of $9 million which will be available to offset future tax liabilities and expire at the end of 2029 through 2031. In addition, the Company has an alternative minimum tax credit carryforward of $255 million which will be available to offset future tax liabilities indefinitely.

       The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Current	$14	$133	$(18)
Deferred	158	56	430

Total income tax expense	$172	$189	$412

       Income tax expense for the year ended December 31, 2009 includes expense of $254 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax expense. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

       The Company paid income taxes of $32 million in 2011 and received refunds of $8 million and $1.25 billion in 2010 and 2009, respectively. The Company had a current income tax receivable of $157 million and $129 million as of December 31, 2011 and 2010, respectively.

       A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax-exempt income	(13.6)	(16.1)	(19.4)
Tax credits	(2.1)	(0.5)	—
Dividends received deduction	(1.8)	(1.5)	(1.2)
Adjustment to prior year tax liabilities	(0.8)	(0.2)	(2.6)
Other	1.2	0.5	0.8
Valuation allowance	—	—	19.1

Effective income tax rate	17.9%	17.2%	31.7%

Statutory Financial Information	12 Months Ended
Dec. 31, 2011
Statutory Financial Information
Statutory Financial Information

16.  Statutory Financial Information

       Allstate's domestic property-liability and life insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

       All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

       Statutory net income and capital and surplus of Allstate's domestic insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities are as follows:

	Net income			Capital and surplus
($ in millions)
	2011	2010	2009	2011	2010
Amounts by major business type:
Property-Liability (1)	$213	$1,064	$1,318	$11,992	$12,185
Allstate Financial	(42)	(430)	(911)	3,600	3,454

Amount per statutory accounting practices	$171	$634	$407	$15,592	$15,639

(1)
The Property-Liability statutory capital and surplus balances exclude wholly-owned subsidiaries included in the Allstate Financial segment.

       There were no permitted practices utilized as of December 31, 2011 or 2010.

Dividends

       The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company, receipt of dividends from AIC and other relevant factors. The payment of shareholder dividends by AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. AIC paid dividends of $838 million in 2011, which was less than the maximum amount allowed under Illinois insurance law without the prior approval of the Illinois Department of Insurance ("IL DOI") based on 2010 formula amounts. The maximum amount of dividends AIC will be able to pay without prior IL DOI approval at a given point in time during 2012 is $1.51 billion, less dividends paid during the preceding twelve months measured at that point in time.

       Notification and approval of intercompany lending activities is also required by the IL DOI for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans
Benefit Plans

17.  Benefit Plans

Pension and other postretirement plans

       Defined benefit pension plans cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002.

       The Company also provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Company's established retirement policy and are continuously insured under the Company's group plans or other approved plans in accordance with the plan's participation requirements. The Company shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Company's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Company decided to change its approach for delivering benefits to Medicare-eligible retirees. The Company no longer offers medical benefits for Medicare-eligible retirees but instead provides a fixed Company contribution (based on years of service and other factors), which is not subject to adjustments for inflation.

       The Company has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Obligations and funded status

       The Company calculates benefit obligations based upon generally accepted actuarial methodologies using the projected benefit obligation ("PBO") for pension plans and the accumulated postretirement benefit obligation ("APBO") for other postretirement plans. The determination of pension costs and other postretirement obligations as of December 31, 2011 and 2010 are determined using a December 31 measurement date. The benefit obligations represent the actuarial present value of all benefits attributed to employee service rendered as of the measurement date. The PBO is measured using the pension benefit formula and assumptions as to future compensation levels. A plan's funded status is calculated as the difference between the benefit obligation and the fair value of plan assets. The Company's funding policy for the pension plans is to make annual contributions at a level that is in accordance with regulations under the Internal Revenue Code ("IRC") and generally accepted actuarial principles. The Company's postretirement benefit plans are not funded.

       The components of the plans' funded status that are reflected in the Consolidated Statements of Financial Position as of December 31 are as follows:

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Fair value of plan assets	$4,675	$4,669	$—	$—
Less: Benefit obligation	5,831	5,545	716	628

Funded status	$(1,156)	$(876)	$(716)	$(628)

Items not yet recognized as a component of net periodic cost:
Net actuarial loss (gain)	$2,546	$2,311	$(211)	$(322)
Prior service credit	(3)	(5)	(152)	(175)

Unrecognized pension and other postretirement benefit cost, pre-tax	2,543	2,306	(363)	(497)
Deferred income tax	(890)	(807)	137	186

Unrecognized pension and other postretirement benefit cost	$1,653	$1,499	$(226)	$(311)

       The increase of $235 million in the pension net actuarial loss during 2011 is related to a decrease in the discount rate combined with lower than expected returns. The majority of the $2.55 billion net actuarial pension benefit losses not yet recognized as a component of net periodic pension cost in 2011 reflects decreases in the discount rate and the effect of unfavorable equity market conditions on the value of the pension plan assets in prior years. The decrease of $111 million in the OPEB net actuarial gain during 2011 is primarily related to a decrease in the discount rate, higher than expected claim costs of future retirees and amortization of net actuarial gains. The decrease of $23 million in the OPEB prior service credit is related to amortization of prior service cost.

       The change in 2011 in items not yet recognized as a component of net periodic cost, which is recorded in unrecognized pension and other postretirement benefit cost, is shown in the table below.

($ in millions)	Pension benefits	Postretirement benefits
Items not yet recognized as a component of net periodic cost – December 31, 2010	$2,306	$(497)
Net actuarial loss arising during the period	437	82
Net actuarial (loss) gain amortized to net periodic benefit cost	(200)	30
Prior service cost arising during the period	—	—
Prior service credit amortized to net periodic benefit cost	2	23
Translation adjustment and other	(2)	(1)

Items not yet recognized as a component of net periodic cost – December 31, 2011	$2,543	$(363)

       The net actuarial loss (gain) is recognized as a component of net periodic cost amortized over the average remaining service period of active employees expected to receive benefits. Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost during 2012 are shown in the table below.

($ in millions)	Pension benefits	Postretirement benefits
Net actuarial loss (gain)	$178	$(21)
Prior service credit	(2)	(23)

       The accumulated benefit obligation ("ABO") for all defined benefit pension plans was $5.16 billion and $4.82 billion as of December 31, 2011 and 2010, respectively. The ABO is the actuarial present value of all benefits attributed by the pension benefit formula to employee service rendered at the measurement date. However, it differs from the PBO due to the exclusion of an assumption as to future compensation levels.

       The PBO, ABO and fair value of plan assets for the Company's pension plans with an ABO in excess of plan assets were $5.51 billion, $4.85 billion and $4.33 billion, respectively, as of December 31, 2011 and $4.48 billion, $3.79 billion and $3.54 billion, respectively, as of December 31, 2010. Included in the accrued benefit cost of the pension benefits are certain unfunded non-qualified plans with accrued benefit costs of $142 million and $132 million for 2011 and 2010, respectively.

       The changes in benefit obligations for all plans for the years ended December 31 are as follows:

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,545	$5,233	$628	$666
Service cost	151	150	11	12
Interest cost	322	320	37	40
Participant contributions	1	1	20	22
Actuarial loss (gain)	337	239	82	(58)
Benefits paid (1)	(511)	(407)	(61)	(57)
Translation adjustment and other	(14)	9	(1)	3

Benefit obligation, end of year	$5,831	$5,545	$716	$628

(1)
Benefits paid include lump sum distributions, a portion of which may trigger settlement accounting treatment.

Components of net periodic cost

       The components of net periodic cost for all plans for the years ended December 31 are as follows:

	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Service cost	$151	$150	$125	$11	$12	$13
Interest cost	322	320	331	37	40	52
Expected return on plan assets	(367)	(331)	(398)	—	—	—
Amortization of:
Prior service credit	(2)	(2)	(3)	(23)	(22)	(6)
Net actuarial loss (gain)	154	160	15	(30)	(22)	(29)
Settlement loss	46	48	22	1	—	—

Net periodic cost (credit)	$304	$345	$92	$(4)	$8	$30

Assumptions

       Weighted average assumptions used to determine net pension cost and net postretirement benefit cost for the years ended December 31 are:

	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Discount rate	6.00%	6.25%	7.50%	6.00%	6.25%	6.50%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	4.0 - 4.5	n/a	n/a	n/a
Expected long-term rate of return on plan assets	8.5	8.5	8.5	n/a	n/a	n/a

       Weighted average assumptions used to determine benefit obligations as of December 31 are listed in the following table.

	Pension benefits		Postretirement benefits
	2011	2010	2011	2010
Discount rate	5.25%	6.00%	5.25%	6.00%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	n/a	n/a

       The weighted average health care cost trend rate used in measuring the accumulated postretirement benefit cost is 7.30% for 2012, gradually declining to 4.5% in 2024 and remaining at that level thereafter.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement health care plans. A one percentage-point increase in assumed health care cost trend rates would increase the total of the service and interest cost components of net periodic benefit cost of other postretirement benefits and the APBO by $3 million and $27 million, respectively. A one percentage-point decrease in assumed health care cost trend rates would decrease the total of the service and interest cost components of net periodic benefit cost of other postretirement benefits and the APBO by $2 million and $21 million, respectively.

Pension plan assets

       The change in pension plan assets for the years ended December 31 is as follows:

($ in millions)	2011	2010
Fair value of plan assets, beginning of year	$4,669	$4,127
Actual return on plan assets	267	496
Employer contribution	264	443
Benefits paid	(511)	(407)
Translation adjustment and other	(14)	10

Fair value of plan assets, end of year	$4,675	$4,669

       In general, the Company's pension plan assets are managed in accordance with investment policies approved by pension investment committees. The purpose of the policies is to ensure the plans' long-term ability to meet benefit obligations by prudently investing plan assets and Company contributions, while taking into consideration regulatory and legal requirements and current market conditions. The investment policies are reviewed periodically and specify target plan asset allocation by asset category. In addition, the policies specify various asset allocation and other risk limits. The pension plans' asset exposure within each asset category is tracked against widely accepted established benchmarks for each asset class with limits on variation from the benchmark established in the investment policy. Pension plan assets are regularly monitored for compliance with these limits and other risk limits specified in the investment policies.

       The pension plans' target asset allocation and the actual percentage of plan assets, by asset category as of December 31 are as follows:

	Target asset allocation	Actual percentage of plan assets
Asset category	2011	2011	2010
U.S. equity securities	25 - 33%	19%	25%
International equity securities	17 - 23	24	18
Fixed income securities	35 - 48	38	38
Real estate funds	3 - 7	4	4
Private equity funds	3 - 7	4	3
Hedge funds	6 - 9	7	8
Short-term investments and other	1 - 3	4	4

Total (1)		100%	100%

(1)
Securities lending collateral reinvestment is excluded from target and actual percentage of plan assets.

       The target asset allocation for an asset category may be achieved either through direct investment holdings, through replication using derivative instruments (e.g., futures or swaps) or net of hedges using derivative instruments to reduce exposure to an asset category. The notional amount of derivatives used for replication net of the notional amount of hedges is limited to 115% of total plan assets. Calculating the actual allocation consistent with the target allocation results in actual allocations falling within the target allocation.

       Outside the target asset allocation, the pension plans participate in a securities lending program to enhance returns. U.S. government fixed income securities and U.S. equity securities are lent out and cash collateral is invested 33% in fixed income securities and 67% in short-term investments.

       The following table presents the fair values of pension plan assets as of December 31, 2011.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets
Equity securities:
U.S.	$11	$817	$64	$892
International	116	986	—	1,102
Fixed income securities:
U.S. government and agencies	634	120	—	754
Foreign government	—	26	—	26
Municipal	—	—	163	163
Corporate	—	869	9	878
RMBS	—	119	—	119
Short-term investments	33	494	—	527
Limited partnership interests:
Real estate funds (1)	—	—	192	192
Private equity funds (2)	—	—	186	186
Hedge funds (3)	—	—	324	324
Cash and cash equivalents	18	—	—	18
Free-standing derivatives:
Assets	1	2	—	3
Liabilities	(2)	(4)	—	(6)

Total plan assets at fair value	$811	$3,429	$938	5,178

% of total plan assets at fair value	15.7%	66.2%	18.1%	100.0%
Securities lending obligation (4)				(554)
Other net plan assets (5)				51

Total reported plan assets				$4,675

(1)
Real estate funds held by the pension plans are primarily invested in U.S. commercial real estate.
(2)
Private equity funds held by the pension plans are primarily comprised of North American buyout funds.
(3)
Hedge funds held by the pension plans primarily comprise fund of funds investments in diversified pools of capital across funds with underlying strategies such as convertible arbitrage, equity market neutral, fixed income arbitrage, global macro, commodity trading advisors, long short equity, short biased equity, and event driven.
(4)
The securities lending obligation represents the plan's obligation to return securities lending collateral received under a securities lending program. The terms of the program allow both the plan and the counterparty the right and ability to redeem/return the securities loaned on short notice. Due to its relatively short-term nature, the outstanding balance of the obligation approximates fair value.
(5)
Other net plan assets represent interest and dividends receivable and net receivables related to settlements of investment transactions, such as purchases and sales.

       The following table presents the fair values of pension plan assets as of December 31, 2010.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets
Equity securities:
U.S.	$922	$216	$6	$1,144
International	688	154	—	842
Fixed income securities:
U.S. government and agencies	722	71	—	793
Foreign government	—	14	—	14
Municipal	—	—	222	222
Corporate	—	836	10	846
RMBS	—	89	48	137
Short-term investments	89	574	—	663
Limited partnership interests:
Real estate funds	—	—	167	167
Private equity funds	—	—	166	166
Hedge funds	—	—	373	373
Cash and cash equivalents	33	—	—	33
Free-standing derivatives:
Assets	—	9	—	9
Liabilities	(2)	—	—	(2)

Total plan assets at fair value	$2,452	$1,963	$992	5,407

% of total plan assets at fair value	45.4%	36.3%	18.3%	100.0%
Securities lending obligation				(772)
Other net plan assets				34

Total reported plan assets				$4,669

       The fair values of pension plan assets are estimated using the same methodologies and inputs as those used to determine the fair values for the respective asset category of the Company. These methodologies and inputs are disclosed in Note 6.

       The following table presents the rollforward of Level 3 plan assets for the year ended December 31, 2011.

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2010	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2011
Assets
U. S. equity securities	$6	$—	$(2)	$60	$—	$64
Fixed income securities:
Municipal	222	—	1	(60)	—	163
Corporate	10	1	—	(2)	—	9
RMBS	48	(8)	8	(30)	(18)	—
Limited partnership interests:
Real estate funds	167	(1)	29	(3)	—	192
Private equity funds	166	1	22	(3)	—	186
Hedge funds	373	43	(48)	(44)	—	324

Total Level 3 plan assets	$992	$36	$10	$(82)	$(18)	$938

       The following table presents the rollforward of Level 3 plan assets for the year ended December 31, 2010.

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Assets
U. S. equity securities	$4	$—	$2	$—	$—	$6
Fixed income securities:
Municipal	344	—	(2)	(114)	(6)	222
Corporate	10	—	—	—	—	10
RMBS	61	(10)	23	(26)	—	48
ABS	32	(1)	—	(31)	—	—
Limited partnership interests:
Real estate funds	135	(4)	3	33	—	167
Private equity funds	149	—	19	(2)	—	166
Hedge funds	368	(58)	73	(10)	—	373

Total Level 3 plan assets	$1,103	$(73)	$118	$(150)	$(6)	$992

       The following table presents the rollforward of Level 3 plan assets for the year ended December 31, 2009.

		Actual return on plan assets:
($ in millions)	Balance as of January 1, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
U. S. equity securities	$5	$—	$(3)	$2	$—	$4
Fixed income securities:
Municipal	408	—	22	(48)	(38)	344
Corporate	10	2	—	17	(19)	10
RMBS	99	—	2	(40)	—	61
ABS	—	—	—	32	—	32
Limited partnership interests:
Real estate funds	142	—	(47)	40	—	135
Private equity funds	133	—	4	12	—	149
Hedge funds	341	10	37	(20)	—	368

Total Level 3 plan assets	$1,138	$12	$15	$(5)	$(57)	$1,103

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on plan assets. The Company's assumption for the expected long-term rate of return on plan assets is reviewed annually giving consideration to appropriate financial data including, but not limited to, the plan asset allocation, forward-looking expected returns for the period over which benefits will be paid, historical returns on plan assets and other relevant market data. Given the long-term forward looking nature of this assumption, the actual returns in any one year do not immediately result in a change. In giving consideration to the targeted plan asset allocation, the Company evaluated returns using the same sources it has used historically which include: historical average asset class returns from an independent nationally recognized vendor of this type of data blended together using the asset allocation policy weights for the Company's pension plans; asset class return forecasts from a large global independent asset management firm that specializes in providing multi-asset class investment fund products which were blended together using the asset allocation policy weights; and expected portfolio returns from a proprietary simulation methodology of a widely recognized external investment consulting firm that performs asset allocation and actuarial services for corporate pension plan sponsors. This same methodology has been applied on a consistent basis each year. All of these were consistent with the Company's long-term rate of return on plan assets assumption of 8.5% as of December 31, 2011 and 2010. As of the 2011 measurement date, the arithmetic average of the annual actual return on plan assets for the most recent 10 and 5 years was 6.6% and 4.6%, respectively.

       Pension plan assets did not include any of the Company's common stock as of December 31, 2011 or 2010.

Cash flows

       There was no required cash contribution necessary to satisfy the minimum funding requirement under the IRC for the tax qualified pension plans as of December 31, 2011. The Company currently plans to contribute $417 million to its pension plans in 2012.

       The Company contributed $41 million and $35 million to the postretirement benefit plans in 2011 and 2010, respectively. Contributions by participants were $20 million and $22 million in 2011 and 2010, respectively.

Estimated future benefit payments

       Estimated future benefit payments expected to be paid in the next 10 years, based on the assumptions used to measure the Company's benefit obligation as of December 31, 2011, are presented in the table below. Effective January 1, 2010, the Company no longer participates in the Retiree Drug Subsidy program due to the change in the Company's retiree medical plan for Medicare-eligible retirees.

($ in millions)	Postretirement benefits
	Pension benefits	Gross benefit payments
2012	$310	$42
2013	319	43
2014	350	45
2015	362	47
2016	396	49
2017-2021	2,467	272

Total benefit payments	$4,204	$498

Allstate 401(k) Savings Plan

       Employees of the Company, with the exception of those employed by the Company's international, Sterling Collision Centers ("Sterling"), Esurance and Answer Financial subsidiaries, are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Company's contributions are based on the Company's matching obligation and certain performance measures. The Company is responsible for funding its anticipated contribution to the Allstate Plan, and may, at the discretion of management, use the ESOP to pre-fund certain portions. In connection with the Allstate Plan, the Company has a note from the ESOP with a principal balance of $22 million as of December 31, 2011. The ESOP note has a fixed interest rate of 7.9% and matures in 2019. The Company records dividends on the ESOP shares in retained income and all the shares held by the ESOP are included in basic and diluted weighted average common shares outstanding.

       The Company's contribution to the Allstate Plan was $48 million, $36 million, and $78 million in 2011, 2010 and 2009, respectively. These amounts were reduced by the ESOP benefit computed for the years ended December 31 as follows:

($ in millions)	2011	2010	2009
Interest expense recognized by ESOP	$2	$2	$2
Less: dividends accrued on ESOP shares	(2)	(2)	(2)
Cost of shares allocated	2	2	2

Compensation expense	2	2	2
Reduction of defined contribution due to ESOP	9	11	22

ESOP benefit	$(7)	$(9)	$(20)

       The Company made no contributions to the ESOP in 2011, 2010 and 2009. As of December 31, 2011, total committed to be released, allocated and unallocated ESOP shares were 0.2 million, 34 million and 5 million, respectively.

       Allstate has defined contribution plans for eligible employees of its Canadian, Sterling, Esurance and Answer Financial subsidiaries. Expense for these plans was $7 million, $5 million and $6 million in 2011, 2010 and 2009, respectively.

Equity Incentive Plans	12 Months Ended
Dec. 31, 2011
Equity Incentive Plans
Equity Incentive Plans

18.  Equity Incentive Plans

       The Company currently has two equity incentive plans that permit it to grant nonqualified stock options, incentive stock options and restricted stock units to certain employees and directors of the Company. The total compensation expense related to equity awards was $64 million, $68 million and $74 million and the total income tax benefits were $21 million, $23 million and $25 million for 2011, 2010 and 2009, respectively. Total cash received from the exercise of options was $19 million, $28 million and $3 million for 2011, 2010 and 2009, respectively. Total tax benefit realized on options exercised and stock unrestricted was $10 million, $11 million and $3 million for 2011, 2010 and 2009, respectively.

       The Company records compensation expense related to awards under these plans over the vesting period of each grant. The Company records compensation expense for employees eligible for continued vesting upon retirement over the vesting period to the date that the employee is eligible for retirement. As of December 31, 2011, total unrecognized compensation cost related to all nonvested awards was $105 million, of which $56 million related to nonqualified stock options which are expected to be recognized over the weighted average vesting period of 2.36 years and $49 million related to restricted stock units which are expected to be recognized over the weighted average vesting period of 2.46 years.

       Options are granted under the plans with exercise prices equal to the closing share price of the Company's common stock on the applicable grant date. Options granted to employees generally vest 50% on the second anniversary of the grant date and 25% on each of the third and fourth anniversaries of the grant date. Options granted prior to 2010 vest ratably over a four year period. Options may be exercised once vested and will expire ten years after the date of grant. For a normal retirement (age 60 with one year of service), all options granted more than 12 months before retirement, and a pro-rata portion of options granted within 12 months of retirement, continue to vest as scheduled. For an early retirement (age 55 with ten years of service), a pro-rata portion of all options continue to vest as scheduled. When the options become vested, they may be exercised on or before the earlier of the option expiration date or the fifth anniversary of the employee's retirement. If termination of employment is a result of death or disability, then all options vest and may be exercised on or before the earlier of the option expiration date or the second anniversary of the date of termination of employment. Vested options may be exercised within three months following any other type of termination of employment except termination after a change in control. Restricted stock units generally vest and unrestrict 50% on the second anniversary of the grant date and 25% on each of the third and fourth anniversaries of the grant date, except for directors which vest immediately and unrestrict after leaving the board. Restricted stock units granted to employees prior to 2010 vest and unrestrict in full on the fourth anniversary of the grant date. Employee awards are subject to forfeiture upon termination. For a normal retirement, all restricted stock units granted more than 12 months before retirement, and a pro-rata portion of restricted stock units granted within 12 months of retirement, continue to unrestrict as provided for in the original grant. For an early retirement, a pro-rata portion of all restricted stock units continue to vest as scheduled. Upon a termination of employment as a result of death or disability, all restricted stock units vest. Unvested restricted stock units are forfeited following any other type of termination of employment except termination after a change in control.

       A total of 77.8 million shares of common stock were authorized to be used for awards under the plans, subject to adjustment in accordance with the plans' terms. As of December 31, 2011, 19.2 million shares were reserved and remained available for future issuance under these plans. The Company uses its treasury shares for these issuances.

       The fair value of each option grant is estimated on the date of grant using a binomial lattice model. The Company uses historical data to estimate option exercise and employee termination within the valuation model. In addition, separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the binominal lattice model and represents the period of time that options granted are expected to be outstanding. The expected volatility of the price of the underlying shares is implied based on traded options and historical volatility of the Company's common stock. The expected dividends for 2011 were based on the current dividend yield of the Company's stock as of the date of the grant. The expected dividends for 2010 were based on the current dividend yield of the Company's stock as of the date of the grant. The expected dividends for 2009 were based on a graded average of the current and historical long-term dividend yield of the Company's stock as of the date of the grant. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions used are shown in the following table.

	2011	2010	2009
Weighted average expected term	7.9 years	7.8 years	8.1 years
Expected volatility	22.1 - 53.9%	23.7 - 52.3%	26.3 - 79.2%
Weighted average volatility	35.1%	35.1%	38.3%
Expected dividends	2.5 - 3.7%	2.4 - 2.8%	2.6%
Weighted average expected dividends	2.7%	2.6%	2.6%
Risk-free rate	0.0 - 3.5%	0.1 - 3.9%	0.0 - 3.7%

       A summary of option activity for the year ended December 31, 2011 is shown in the following table.

	Number (in 000s)	Weighted average exercise price	Aggregate intrinsic value (in 000s)	Weighted average remaining contractual term (years)
Outstanding as of January 1, 2011	35,296	$39.39
Granted	4,177	31.57
Exercised	(1,080)	17.87
Forfeited	(1,230)	28.69
Expired	(3,216)	44.69

Outstanding as of December 31, 2011:	33,947	39.00	$71,171	5.1

Outstanding, net of expected forfeitures	33,645	39.08	70,686	5.0
Outstanding, exercisable ("vested")	21,417	45.26	28,243	3.5

       The weighted average grant date fair value of options granted was $9.49, $9.89 and $5.74 during 2011, 2010 and 2009, respectively. The intrinsic value, which is the difference between the fair value and the exercise price, of options exercised was $15 million, $16 million and $428 thousand during 2011, 2010 and 2009, respectively.

       The changes in restricted stock units are shown in the following table for the year ended December 31, 2011.

	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2011	3,757	$31.50
Granted	1,366	31.38
Vested	(417)	61.66
Forfeited	(380)	29.08

Nonvested as of December 31, 2011	4,326	28.76

       The fair value of restricted stock units is based on the market value of the Company's stock as of the date of the grant. The market value in part reflects the payment of future dividends expected. The weighted average grant date fair value of restricted stock units granted was $31.38, $31.32 and $17.47 during 2011, 2010 and 2009, respectively. The total fair value of restricted stock units vested was $13 million, $16 million and $11 million during 2011, 2010 and 2009, respectively.

       The tax benefit realized in 2011, 2010 and 2009 related to tax deductions from stock option exercises and included in shareholders' equity was $3 million, $4 million and zero, respectively. The tax (expense) benefit realized in 2011, 2010 and 2009 related to all stock-based compensation and recorded directly to shareholders' equity was $(0.4) million, $0.5 million and $(6) million, respectively.

Reporting Segments	12 Months Ended
Dec. 31, 2011
Reporting Segments
Reporting Segments

19.  Reporting Segments

       Allstate management is organized around products and services, and this structure is considered in the identification of its four reportable segments. These segments and their respective operations are as follows:

       Allstate Protection principally sells private passenger auto and homeowners insurance in the United States and Canada. Revenues from external customers generated outside the United States were $892 million, $741 million and $619 million in 2011, 2010 and 2009, respectively. The Company evaluates the results of this segment based upon underwriting results.

       Discontinued Lines and Coverages consists of business no longer written by Allstate, including results from asbestos, environmental and other discontinued lines claims, and certain commercial and other businesses in run-off. This segment also includes the historical results of the commercial and reinsurance businesses sold in 1996. The Company evaluates the results of this segment based upon underwriting results.

       Allstate Financial sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance; fixed annuities including deferred and immediate; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. Banking products and services were previously offered to customers through the Allstate Bank. Allstate Financial had no revenues from external customers generated outside the United States in 2011, 2010 or 2009. The Company evaluates the results of this segment based upon operating income.

       Corporate and Other comprises holding company activities and certain non-insurance operations.

       Allstate Protection and Discontinued Lines and Coverages comprise Property-Liability. The Company does not allocate Property-Liability investment income, realized capital gains and losses, or assets to the Allstate Protection and Discontinued Lines and Coverages segments. Management reviews assets at the Property-Liability, Allstate Financial, and Corporate and Other levels for decision-making purposes.

       The accounting policies of the reportable segments are the same as those described in Note 2. The effects of certain inter-segment transactions are excluded from segment performance evaluation and therefore are eliminated in the segment results.

Measuring segment profit or loss

       The measure of segment profit or loss used by Allstate's management in evaluating performance is underwriting income (loss) for the Allstate Protection and Discontinued Lines and Coverages segments and operating income for the Allstate Financial and Corporate and Other segments. A reconciliation of these measures to net income (loss) is provided below.

       Underwriting income (loss) is calculated as premiums earned, less claims and claims expenses ("losses"), amortization of DAC, operating costs and expenses, and restructuring and related charges as determined using GAAP.

       Operating income (loss) is net income (loss) excluding:

•
realized capital gains and losses, after-tax, except for periodic settlements and accruals on non-hedge derivative instruments, which are reported with realized capital gains and losses but included in operating income (loss),

•
valuation changes on embedded derivatives that are not hedged, after-tax,

•
amortization of DAC and DSI, to the extent they resulted from the recognition of certain realized capital gains and losses or valuation changes on embedded derivatives that are not hedged, after-tax,

•
business combination expenses and the amortization of purchased intangible assets, after-tax,

•
gain (loss) on disposition of operations, after-tax, and

•
adjustments for other significant non-recurring, infrequent or unusual items, when (a) the nature of the charge or gain is such that it is reasonably unlikely to recur within two years, or (b) there has been no similar charge or gain within the prior two years.

       Summarized revenue data for each of the Company's reportable segments for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Revenues
Property-Liability
Property-liability insurance premiums
Standard auto	$16,500	$16,530	$16,642
Non-standard auto	799	905	966

Total auto	17,299	17,435	17,608
Homeowners	6,200	6,078	6,077
Other personal lines	2,443	2,442	2,510

Allstate Protection	25,942	25,955	26,195
Discontinued Lines and Coverages	—	2	(1)

Total property-liability insurance premiums	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Realized capital gains and losses	85	(321)	(168)

Total Property-Liability	27,228	26,825	27,354
Allstate Financial
Life and annuity premiums and contract charges
Traditional life insurance	441	420	407
Immediate annuities with life contingencies	106	97	102
Accident and health insurance	643	621	460

Total life and annuity premiums	1,190	1,138	969
Interest-sensitive life insurance	1,015	991	944
Fixed annuities	33	39	45

Total contract charges	1,048	1,030	989

Total life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Realized capital gains and losses	388	(517)	(431)

Total Allstate Financial	5,342	4,504	4,591
Corporate and Other
Service fees	7	11	9
Net investment income	54	60	52
Realized capital gains and losses	30	11	16

Total Corporate and Other before reclassification of service fees	91	82	77
Reclassification of service fees (1)	(7)	(11)	(9)

Total Corporate and Other	84	71	68

Consolidated revenues	$32,654	$31,400	$32,013

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

       Summarized financial performance data for each of the Company's reportable segments for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Net income
Property-Liability
Underwriting (loss) income
Allstate Protection	$(857)	$525	$1,032
Discontinued Lines and Coverages	(25)	(31)	(32)

Total underwriting (loss) income	(882)	494	1,000
Net investment income	1,201	1,189	1,328
Income tax benefit (expense) on operations	30	(426)	(560)
Realized capital gains and losses, after-tax	54	(207)	(222)
Gain on disposition of operations, after-tax	—	3	—

Property-Liability net income	403	1,053	1,546
Allstate Financial
Life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Periodic settlements and accruals on non-hedge derivative instruments	70	51	14
Contract benefits and interest credited to contractholder funds	(3,378)	(3,613)	(3,655)
Operating costs and expenses and amortization of deferred policy acquisition costs	(898)	(804)	(872)
Restructuring and related charges	(1)	3	(25)
Income tax expense on operations	(240)	(214)	(148)

Operating income	507	444	336
Realized capital gains and losses, after-tax	250	(337)	(417)
Valuation changes on embedded derivatives that are not hedged, after-tax	(12)	—	—
DAC and DSI amortization related to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax	(108)	(29)	(153)
DAC and DSI unlocking related to realized capital gains and losses, after-tax	3	(12)	(219)
Reclassification of periodic settlements and accruals on non-hedge derivative instruments, after-tax	(45)	(33)	(9)
(Loss) gain on disposition of operations, after-tax	(5)	9	10

Allstate Financial net income (loss)	590	42	(452)
Corporate and Other
Service fees (1)	7	11	9
Net investment income	54	60	52
Operating costs and expenses (1)	(403)	(390)	(419)
Income tax benefit on operations	126	128	141

Operating loss	(216)	(191)	(217)
Realized capital gains and losses, after-tax	20	7	11
Business combination expenses, after-tax	(10)	—	—

Corporate and Other net loss	(206)	(184)	(206)

Consolidated net income	$787	$911	$888

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

       Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Amortization of DAC
Property-Liability	$3,477	$3,517	$3,615
Allstate Financial	494	290	821

Consolidated	$3,971	$3,807	$4,436

Income tax expense
Property-Liability	$1	$314	$614
Allstate Financial	289	(1)	(66)
Corporate and Other	(118)	(124)	(136)

Consolidated	$172	$189	$412

       Interest expense is primarily incurred in the Corporate and Other segment. Capital expenditures for long-lived assets are generally made in the Property-Liability segment. A portion of these long-lived assets are used by entities included in the Allstate Financial and Corporate and Other segments and, accordingly, are charged expenses in proportion to their use.

       Summarized data for total assets and investments for each of the Company's reportable segments as of December 31 are as follows:

($ in millions)	2011	2010	2009
Assets
Property-Liability	$49,791	$47,536	$47,143
Allstate Financial	72,526	78,732	81,561
Corporate and Other	2,876	4,232	3,505

Consolidated	$125,193	$130,500	$132,209

Investments
Property-Liability	$35,998	$35,048	$34,526
Allstate Financial	57,373	61,582	62,216
Corporate and Other	2,247	3,853	3,091

Consolidated	$95,618	$100,483	$99,833

       The balances above reflect the elimination of related party investments between segments.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income
Other Comprehensive Income

20. Other Comprehensive Income

       The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2011			2010			2009
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains arising during the period, net of related offsets	$1,493	$(524)	$969	$2,717	$(950)	$1,767	$4,981	$(1,742)	$3,239
Less: reclassification adjustment of realized capital gains and losses	795	(278)	517	(221)	77	(144)	(284)	99	(185)

Unrealized net capital gains and losses	698	(246)	452	2,938	(1,027)	1,911	5,265	(1,841)	3,424
Unrealized foreign currency translation adjustments	(18)	6	(12)	35	(12)	23	62	(22)	40
Unrecognized pension and other postretirement benefit cost	(371)	132	(239)	142	(48)	94	(292)	78	(214)

Other comprehensive income	$309	$(108)	$201	$3,115	$(1,087)	$2,028	$5,035	$(1,785)	$3,250

Quarterly Results (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (unaudited)
Quarterly Results (unaudited)

21.  Quarterly Results (unaudited)

($ in millions, except per share data)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2011	2010	2011	2010	2011	2010	2011	2010
Revenues	$8,095	$7,749	$8,081	$7,656	$8,242	$7,908	$8,236	$8,087
Net income (loss)	524	120	(624)	137	175	361	712	293
Net income (loss) earnings per share – Basic	0.99	0.22	(1.19)	0.25	0.34	0.67	1.41	0.54
Net income (loss) earnings per share – Diluted	0.98	0.22	(1.19)	0.25	0.34	0.67	1.40	0.54

SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2011
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE I – SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2011

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$5,966	$6,315	$6,315
States, municipalities and political subdivisions	13,634	14,241	14,241
Foreign governments	1,866	2,081	2,081
Public utilities	7,175	7,855	7,855
Convertibles and bonds with warrants attached	696	551	551
All other corporate bonds	33,346	35,175	35,175
Asset-backed securities	4,180	3,966	3,966
Residential mortgage-backed securities	4,532	4,121	4,121
Commercial mortgage-backed securities	1,962	1,784	1,784
Redeemable preferred stocks	22	24	24

Total fixed maturities	73,379	$76,113	76,113

Equity securities:
Common stocks:
Public utilities	82	$92	92
Banks, trusts and insurance companies	380	360	360
Industrial, miscellaneous and all other	3,654	3,809	3,809
Nonredeemable preferred stocks	87	102	102

Total equity securities	4,203	$4,363	4,363

Mortgage loans on real estate	7,139	$7,350	7,139

Real estate acquired in satisfaction of debt	77		77
Policy loans	1,151		1,151
Derivative instruments	173	$168	168

Limited partnership interests	4,697		4,697
Other long-term investments	619		619
Short-term investments	1,291	$1,291	1,291

Total investments	$92,729		$95,618

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF OPERATIONS

	Year Ended December 31,
($ in millions)	2011	2010	2009
Revenues
Investment income, less investment expense	$16	$14	$10
Realized capital gains and losses	28	(1)	1
Other income	9	11	21

	53	24	32
Expenses
Interest expense	365	365	389
Other operating expenses	63	22	18

	428	387	407

Loss from operations before income tax benefit and equity in net income of subsidiaries	(375)	(363)	(375)
Income tax benefit	(135)	(135)	(144)

Loss before equity in net income of subsidiaries	(240)	(228)	(231)
Equity in net income of subsidiaries	1,027	1,139	1,119

Net income	787	911	888

Other comprehensive income , after-tax
Changes in:
Unrealized net capital gains and losses	452	1,911	3,424
Unrealized foreign currency translation adjustments	(12)	23	40
Unrecognized pension and other postretirement benefit cost	(239)	94	(214)

Other comprehensive income, after-tax	201	2,028	3,250

Comprehensive income	$988	$2,939	$4,138

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II (CONTINUED) –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2011	2010
Assets
Investments in subsidiaries	$24,660	$22,407
Fixed income securities, at fair value (amortized cost $446 and $809)	455	824
Short-term investments, at fair value (amortized cost $148 and $1,428)	148	1,428
Cash	5	—
Receivable from subsidiaries	264	269
Other assets	595	335

Total assets	$26,127	$25,263

Liabilities
Long-term debt	$5,850	$5,850
Pension and other postretirement benefit obligations	1,571	376
Deferred compensation	219	232
Dividends payable to shareholders	109	109
Other liabilities	80	79

Total liabilities	7,829	6,646

Shareholders' equity
Preferred stock, $1 par value, 25 million shares authorized, none issued	—	—
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 501 million and 533 million shares outstanding	9	9
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrealized pension and other postretirement benefit cost	(1,427)	(1,188)

Total accumulated other comprehensive loss	29	(172)

Total shareholders' equity	18,298	18,617

Total liabilities and equity	$26,127	$25,263

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II (CONTINUED) –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF CASH FLOWS

	Year Ended December 31,
($ in millions)	2011	2010	2009
Cash flows from operating activities
Net income	$787	$911	$888
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(1,027)	(1,139)	(1,119)
Dividends received from subsidiaries	878	1,384	262
Realized capital gains and losses	(28)	1	—
Other operating assets and liabilities	77	102	133

Net cash provided by operating activities	687	1,259	164

Cash flows from investing activities
Proceeds from sales and collections of investments	1,045	217	75
Investment purchases	(653)	(219)	(858)
Capital contributions to subsidiaries	—	—	(267)
Return of investment	27	—	25
Change in short-term investments, net	1,282	(696)	1,159
Acquisition of subsidiary, net	(1,009)	—	—

Net cash provided by (used in) investing activities	692	(698)	134

Cash flows from financing activities
Repayment of long-term debt	—	—	(750)
Proceeds from issuance of long-term debt	—	—	1,000
Dividends paid to shareholders	(435)	(430)	(542)
Treasury stock purchases	(953)	(152)	(4)
Shares reissued under equity incentive plans, net	19	28	3
Excess tax benefits on share-based payment arrangements	(5)	(7)	(5)

Net cash used in financing activities	(1,374)	(561)	(298)

Net increase in cash	5	—	—
Cash at beginning of year	—	—	—

Cash at end of year	$5	$—	$—

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II (CONTINUED) –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
NOTES TO CONDENSED FINANCIAL INFORMATION

1.     General

       The financial statements of the Registrant should be read in conjunction with the consolidated financial statements and notes thereto included in Item 8. The long-term debt presented in Note 12 "Capital Structure" are direct obligations of the Registrant, with the exception of the following obligations as of December 31:

($ in millions)	2011	2010
Long-term:
Federal Home Loan Bank ("FHLB") advances, due 2018	$14	$16
Synthetic lease VIE obligations, floating rates, due 2014	44	42

       A majority of the pension and other postretirement benefits plans presented in Note 17 "Benefit Plans" are direct obligations of the Registrant. Effective November 30, 2011, the Registrant became the sponsor of a majority of the pension benefit plans presented in Note 17. Prior to November 30, 2011, a subsidiary of the Registrant was the sponsor of these plans.

2.     Supplemental Disclosures of Non-Cash Investing Activity and Cash Flow Information

       The Registrant's assumption of the obligations associated with the pension benefit plans previously sponsored by a subsidiary of the Registrant resulted in a non-cash decrease in the Registrant's investment in subsidiaries of $713 million, after-tax in 2011.

       The Registrant paid $360 million, $360 million and $380 million of interest on debt in 2011, 2010 and 2009, respectively.

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE III – SUPPLEMENTARY INSURANCE INFORMATION

($ in millions)	As of December 31,			For the year ended December 31,
Segment	Deferred policy acquisition costs	Reserves for claims and claims expense, contract benefits and contractholder funds	Unearned premiums	Premium revenue and contract charges	Net investment income (1)	Claims and claims expense, contract benefits and interest credited to contractholders	Amortization of deferred policy acquisition costs	Other operating costs and expenses	Premiums written (excluding life)
2011
Property-Liability operations
Allstate Protection	$1,348	$18,042	$10,023	$25,942		$20,140	$3,477	$3,182	$25,981
Discontinued Lines and Coverages	—	2,333	—	—		21	—	4	(1)

Total Property-Liability	1,348	20,375	10,023	25,942	$1,201	20,161	3,477	3,186	25,980
Allstate Financial operations	2,523	56,738	34	2,238	2,716	3,406	494	556	647
Corporate and Other	—	—	—	—	54	—	—	408	—

Total	$3,871	$77,113	$10,057	$28,180	$3,971	$23,567	$3,971	$4,150	$26,627

2010
Property-Liability operations
Allstate Protection	$1,321	$17,046	$9,761	$25,955		$18,923	$3,517	$2,990	$25,906
Discontinued Lines and Coverages	—	2,422	—	2		28	—	5	1

Total Property-Liability	1,321	19,468	9,761	25,957	$1,189	18,951	3,517	2,995	25,907
Allstate Financial operations	2,859	61,645	39	2,168	2,853	3,622	290	565	624
Corporate and Other	—	—	—	—	60	—	—	379	—

Total	$4,180	$81,113	$9,800	$28,125	$4,102	$22,573	$3,807	$3,939	$26,531

2009
Property-Liability operations
Allstate Protection	$1,355	$16,574	$9,780	$26,195		$18,722	$3,615	$2,826	$25,972
Discontinued Lines and Coverages	—	2,593	—	(1)		24	—	7	(1)

Total Property-Liability	1,355	19,167	9,780	26,194	$1,328	18,746	3,615	2,833	25,971
Allstate Financial operations	3,398	65,492	42	1,958	3,064	3,743	821	560	465
Corporate and Other	—	—	—	—	52	—	—	410	—

Total	$4,753	$84,659	$9,822	$28,152	$4,444	$22,489	$4,436	$3,803	$26,436

(1)
A single investment portfolio supports both Allstate Protection and Discontinued Lines and Coverages segments.

SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV - REINSURANCE
SCHEDULE IV - REINSURANCE

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE IV – REINSURANCE

($ in millions)
	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2011
Life insurance in force	$519,639	$222,379	$9,137	$306,397	3.0%

Premiums and contract charges:
Life insurance	$2,177	$617	$35	$1,595	2.2%
Accident-health insurance	776	133	—	643	—%
Property-liability insurance	27,016	1,098	24	25,942	0.1%

Total premiums and contract charges	$29,969	$1,848	$59	$28,180	0.2%

Year ended December 31, 2010
Life insurance in force	$523,214	$238,745	$9,680	$294,149	3.3%

Premiums and contract charges:
Life insurance	$2,170	$659	$36	$1,547	2.3%
Accident-health insurance	765	145	1	621	0.2%
Property-liability insurance	27,015	1,092	34	25,957	0.1%

Total premiums and contract charges	$29,950	$1,896	$71	$28,125	0.3%

Year ended December 31, 2009
Life insurance in force	$525,381	$253,650	$10,230	$281,961	3.6%

Premiums and contract charges:
Life insurance	$2,142	$682	$38	$1,498	2.5%
Accident-health insurance	615	156	1	460	0.2%
Property-liability insurance	27,200	1,056	50	26,194	0.2%

Total premiums and contract charges	$29,957	$1,894	$89	$28,152	0.3%

(1)
No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.

SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE V – VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance at end of period
Year ended December 31, 2011
Allowance for reinsurance recoverables	$142	$—	$—	$39	$103
Allowance for premium installment receivable	75	82	—	87	70
Allowance for deferred tax assets	6	—	67	6	67
Allowance for estimated losses on mortgage loans	84	37	—	58	63
Year ended December 31, 2010
Allowance for reinsurance recoverables	$142	$—	$—	$—	$142
Allowance for premium installment receivable	77	86	—	88	75
Allowance for deferred tax assets	11	—	—	5	6
Allowance for estimated losses on mortgage loans	95	65	—	76	84
Year ended December 31, 2009
Allowance for reinsurance recoverables	$168	$—	$—	$26	$142
Allowance for premium installment receivable	70	125	—	118	77
Allowance for deferred tax assets	49	250	—	288	11
Allowance for estimated losses on mortgage loans	4	97	—	6	95

SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2011
SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS
SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE VI – SUPPLEMENTARY INFORMATION CONCERNING
CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS

($ in millions)	As of December 31,
	2011	2010	2009

Deferred policy acquisition costs	$1,348	$1,321	$1,355
Reserves for insurance claims and claims expense	20,375	19,468	19,167
Unearned premiums	10,023	9,761	9,780

	Year Ended December 31,
	2011	2010	2009
Earned premiums	$25,942	$25,957	$26,194
Net investment income	1,201	1,189	1,328
Claims and claims adjustment expense incurred
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Paid claims and claims adjustment expense	20,195	18,583	18,900
Premiums written	25,980	25,907	25,971

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Investments

Investments

       Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

       Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

       Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

       Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

       Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Other investments primarily consist of policy loans, bank loans and derivatives. Policy loans are carried at unpaid principal balances and were $1.15 billion and $1.14 billion as of December 31, 2011 and 2010, respectively. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value.

       Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

       Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

       The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

Derivative and embedded derivative financial instruments

Derivative and embedded derivative financial instruments

       Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants and rights, foreign currency swaps, foreign currency forwards, certain investment risk transfer reinsurance agreements, and certain bond forward purchase commitments. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

       All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in life and annuity contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

       When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

       Fair value hedges    The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

       Cash flow hedges    For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income, realized capital gains and losses or interest expense as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

       Termination of hedge accounting    If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

       When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

       Non-hedge derivative financial instruments    For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

Securities loaned

       The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

       The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

Recognition of premium revenues and contract charges, and related benefits and interest credited

       Property-liability premiums are deferred and earned on a pro-rata basis over the terms of the policies, typically periods of six or twelve months. The portion of premiums written applicable to the unexpired terms of the policies is recorded as unearned premiums. Premium installment receivables, net, represent premiums written and not yet collected, net of an allowance for uncollectible premiums. The Company regularly evaluates premium installment receivables and adjusts its valuation allowance as appropriate. The valuation allowance for uncollectible premium installment receivables was $70 million and $75 million as of December 31, 2011 and 2010, respectively.

       Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

       Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

       Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

       Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

       Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

       Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

Deferred policy acquisition and sales inducement costs

       Costs that are related directly to the successful acquisition of new or renewal property-liability insurance, life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, premium taxes and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. DAC associated with property-liability insurance is amortized into income as premiums are earned, typically over periods of six or twelve months, and is included in amortization of deferred policy acquisition costs. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC associated with life insurance and investment contracts is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

       For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

       For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

       AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

       The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

       The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholders' equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

       Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment, life or property-liability contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life and property-liability insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

       The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $136 million and $133 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $39 million, $23 million and $28 million in 2011, 2010 and 2009, respectively.

Reinsurance

Reinsurance

       In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. For catastrophe coverage, the cost of reinsurance premiums is recognized ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers, including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

Goodwill

       Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balances were $824 million and $418 million as of December 31, 2011 and $456 million and $418 million as of December 31, 2010 for the Allstate Protection segment and the Allstate Financial segment, respectively. The increase in 2011 relates to the acquisition of Esurance and Answer Financial. The Company's reporting units are equivalent to its reporting segments, Allstate Protection and Allstate Financial. Goodwill is allocated to reporting units based on which unit is expected to benefit from the synergies of the business combination. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value.

       To estimate the fair value of its reporting units, the Company may utilize a combination of widely accepted valuation techniques including a stock price and market capitalization analysis, discounted cash flow calculations and peer company price to earnings multiples analysis. The stock price and market capitalization analysis takes into consideration the quoted market price of the Company's outstanding common stock and includes a control premium, derived from historical insurance industry acquisition activity, in determining the estimated fair value of the consolidated entity before allocating that fair value to individual reporting units. The discounted cash flow analysis utilizes long term assumptions for revenue growth, capital growth, earnings projections including those used in the Company's strategic plan, and an appropriate discount rate. The peer company price to earnings multiples analysis takes into consideration the price earnings multiples of peer companies for each reporting unit and estimated income from the Company's strategic plan.

       Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

Property and equipment

Property and equipment

       Property and equipment is carried at cost less accumulated depreciation. Included in property and equipment are capitalized costs related to computer software licenses and software developed for internal use. These costs generally consist of certain external payroll and payroll related costs. Certain facilities and equipment held under capital leases are also classified as property and equipment with the related lease obligations recorded as liabilities. Property and equipment depreciation is calculated using the straight-line method over the estimated useful lives of the assets, generally 3 to 10 years for equipment and 40 years for real property. Depreciation expense is reported in operating costs and expenses. Accumulated depreciation on property and equipment was $2.29 billion and $2.41 billion as of December 31, 2011 and 2010, respectively. Depreciation expense on property and equipment was $222 million, $239 million and $256 million in 2011, 2010 and 2009, respectively. The Company reviews its property and equipment for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Income taxes

Income taxes

       The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets, insurance reserves and unearned premiums. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserves for property-liability insurance claims and claims expense and life-contingent contract benefits

Reserves for property-liability insurance claims and claims expense and life-contingent contract benefits

       The reserve for property-liability insurance claims and claims expense is the estimate of amounts necessary to settle all reported and unreported claims for the ultimate cost of insured property-liability losses, based upon the facts of each case and the Company's experience with similar cases. Estimated amounts of salvage and subrogation are deducted from the reserve for claims and claims expense. The establishment of appropriate reserves, including reserves for catastrophes, is an inherently uncertain and complex process. Reserve estimates are regularly reviewed and updated, using the most current information available. Any resulting reestimates are reflected in current results of operations.

       The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

Contractholder funds

       Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities, bank deposits and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Separate accounts

Separate accounts

       Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

       Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Deferred Employee Stock Ownership Plan ("ESOP") expense

Deferred Employee Stock Ownership Plan ("ESOP") expense

       Deferred ESOP expense represents the remaining unrecognized cost of shares acquired by the Allstate ESOP to pre-fund a portion of the Company's contribution to the Allstate 401(k) Savings Plan.

Equity incentive plans

Equity incentive plans

       The Company currently has equity incentive plans that permit the Company to grant nonqualified stock options, incentive stock options and restricted stock units ("equity awards") to certain employees and directors of the Company. The Company recognizes the fair value of equity awards computed at the award date over the period in which the requisite service is rendered. The Company uses a binomial lattice model to determine the fair value of employee stock options.

Off-balance-sheet financial instruments

Off-balance-sheet financial instruments

       Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note 14).

Consolidation of variable interest entities ("VIEs")

Consolidation of variable interest entities ("VIEs")

       The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the entity with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE (see Note 12).

Foreign currency translation

Foreign currency translation

       The local currency of the Company's foreign subsidiaries is deemed to be the functional currency of the country in which these subsidiaries operate. The financial statements of the Company's foreign subsidiaries are translated into U.S. dollars at the exchange rate in effect at the end of a reporting period for assets and liabilities and at average exchange rates during the period for results of operations. The unrealized gains and losses from the translation of the net assets are recorded as unrealized foreign currency translation adjustments and included in accumulated other comprehensive income. Changes in unrealized foreign currency translation adjustments are included in other comprehensive income. Gains and losses from foreign currency transactions are reported in operating costs and expenses and have not been material.

Earnings per share

Earnings per share

       Basic earnings per share is computed using the weighted average number of common shares outstanding, including unvested participating restricted stock units. Diluted earnings per share is computed using the weighted average number of common and dilutive potential common shares outstanding. For the Company, dilutive potential common shares consist of outstanding stock options and unvested non-participating restricted stock units.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Computation of basic and diluted earnings per share

($ in millions, except per share data)	2011	2010	2009
Numerator:
Net income	$787	$911	$888

Denominator:
Weighted average common shares outstanding	520.7	540.3	539.6
Effect of dilutive potential common shares:
Stock options	1.8	2.0	1.3
Restricted stock units (non-participating)	0.6	0.2	—

Weighted average common and dilutive potential common shares outstanding	523.1	542.5	540.9

Earnings per share – Basic	$1.51	$1.69	$1.65
Earnings per share – Diluted	$1.50	$1.68	$1.64

Impacts of the retrospective adjustments on previously issued financial statements

($ in millions, except per share data)	2011		2010		2009
	Previously reported	As Adjusted	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$4,233	$3,971	$4,034	$3,807	$4,754	$4,436
Operating costs and expenses	3,468	3,739	3,281	3,542	3,007	3,281
(Loss) gain on disposition of operations	(15)	(7)	11	19	7	15
Income tax expense	172	172	198	189	394	412
Net income	788	787	928	911	854	888
Net income per share – Basic	1.51	1.51	1.72	1.69	1.58	1.65
Net income per share – Diluted	1.51	1.50	1.71	1.68	1.58	1.64
As of December 31,
DAC	$4,443	$3,871	$4,769	$4,180
Deferred income taxes	520	722	784	999
Reserve for life-contingent contract benefits	14,449	14,406	13,482	13,450
Other liabilities and accrued expenses	5,929	5,978	5,564	5,621
Retained income	32,321	31,909	31,969	31,558
Unrealized adjustment to DAC, DSI and insurance reserves	(504)	(467)	36	49
Unrealized foreign currency translation adjustments	57	56	69	68

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Schedule of supplemental cash flow information from collateralized securities received

($ in millions)	2011	2010	2009
Net change in proceeds managed
Net change in short-term investments	$21	$171	$(316)

Operating cash flow provided (used)	21	171	(316)
Net change in cash	1	3	(2)

Net change in proceeds managed	$22	$174	$(318)

Net change in liabilities
Liabilities for collateral, beginning of year	$(484)	$(658)	$(340)
Liabilities for collateral, end of year	(462)	(484)	(658)

Operating cash flow (used) provided	$(22)	$(174)	$318

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Schedule for fixed income securities at amortized cost, gross unrealized gains and losses and fair value

		Gross unrealized
($ in millions)	Amortized cost			Fair value
		Gains	Losses
December 31, 2011
U.S. government and agencies	$5,966	$349	$—	$6,315
Municipal	13,634	863	(256)	14,241
Corporate	41,217	2,743	(379)	43,581
Foreign government	1,866	216	(1)	2,081
RMBS	4,532	110	(521)	4,121
CMBS	1,962	48	(226)	1,784
ABS	4,180	73	(287)	3,966
Redeemable preferred stock	22	2	—	24

Total fixed income securities	$73,379	$4,404	$(1,670)	$76,113

December 31, 2010
U.S. government and agencies	$8,320	$327	$(51)	$8,596
Municipal	16,201	379	(646)	15,934
Corporate	36,260	1,816	(421)	37,655
Foreign government	2,821	347	(10)	3,158
RMBS	8,509	216	(732)	7,993
CMBS	2,213	58	(277)	1,994
ABS	4,425	113	(294)	4,244
Redeemable preferred stock	37	1	—	38

Total fixed income securities	$78,786	$3,257	$(2,431)	$79,612

Schedule for fixed income securities based on contractual maturities

($ in millions)	Amortized cost	Fair value
Due in one year or less	$3,243	$3,279
Due after one year through five years	21,377	22,153
Due after five years through ten years	21,718	23,247
Due after ten years	18,329	19,347

	64,667	68,026
RMBS and ABS	8,712	8,087

Total	$73,379	$76,113

Schedule of net investment income

($ in millions)	2011	2010	2009
Fixed income securities	$3,484	$3,737	$3,998
Equity securities	122	90	80
Mortgage loans	359	385	498
Limited partnership interests	88	40	17
Short-term investments	6	8	27
Other	95	19	(10)

Investment income, before expense	4,154	4,279	4,610
Investment expense	(183)	(177)	(166)

Net investment income	$3,971	$4,102	$4,444

Schedule of realized capital gains and losses by asset type

($ in millions)	2011	2010	2009
Fixed income securities	$712	$(366)	$(302)
Equity securities	63	153	181
Mortgage loans	(27)	(71)	(144)
Limited partnership interests	159	57	(446)
Derivatives	(397)	(600)	206
Other	(7)	—	(78)

Realized capital gains and losses	$503	$(827)	$(583)

Schedule of realized capital gains and losses by transaction type

($ in millions)	2011	2010	2009
Impairment write-downs	$(496)	$(797)	$(1,562)
Change in intent write-downs	(100)	(204)	(357)

Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales	1,336	686	1,272
Valuation of derivative instruments	(291)	(427)	367
Settlements of derivative instruments	(105)	(174)	(162)
EMA limited partnership income	159	89	(141)

Realized capital gains and losses	$503	$(827)	$(583)

Schedule of other-than-temporary impairment losses by asset type

($ in millions)	2011			2010			2009
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(59)	$(3)	$(62)	$(203)	$24	$(179)	$(140)	$10	$(130)
Corporate	(30)	6	(24)	(68)	2	(66)	(213)	(13)	(226)
Foreign government	(1)	—	(1)	—	—	—	(17)	—	(17)
RMBS	(196)	(39)	(235)	(381)	(47)	(428)	(672)	384	(288)
CMBS	(66)	1	(65)	(94)	(27)	(121)	(411)	102	(309)
ABS	(9)	2	(7)	(14)	(16)	(30)	(208)	(26)	(234)

Total fixed income securities	(361)	(33)	(394)	(760)	(64)	(824)	(1,661)	457	(1,204)
Equity securities	(139)	—	(139)	(57)	—	(57)	(264)	—	(264)
Mortgage loans	(37)	—	(37)	(71)	—	(71)	(103)	—	(103)
Limited partnership interests	(6)	—	(6)	(46)	—	(46)	(308)	—	(308)
Other	(20)	—	(20)	(3)	—	(3)	(40)	—	(40)

Other-than-temporary impairment losses	$(563)	$(33)	$(596)	$(937)	$(64)	$(1,001)	$(2,376)	$457	$(1,919)

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

($ in millions)	December 31, 2011	December 31, 2010
Municipal	$(11)	$(27)
Corporate	(35)	(31)
RMBS	(353)	(467)
CMBS	(19)	(49)
ABS	(21)	(41)

Total	$(439)	$(615)

Schedule of credit losses on fixed income securities recognized in earnings

($ in millions)	2011	2010	2009
Beginning balance	$(1,046)	$(1,187)	$—
Beginning balance of cumulative credit loss for securities held as of April 1, 2009	—	—	(1,357)
Cumulative effect of change in accounting principle	—	81	—
Additional credit loss for securities previously other-than-temporarily impaired	(152)	(314)	(136)
Additional credit loss for securities not previously other-than-temporarily impaired	(150)	(312)	(518)
Reduction in credit loss for securities disposed or collected	379	638	824
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	15	43	—
Change in credit loss due to accretion of increase in cash flows	10	5	—

Ending balance	$(944)	$(1,046)	$(1,187)

Schedule of unrealized net capital gains and losses

		Gross unrealized
	Fair value			Unrealized net gains (losses)
($ in millions)		Gains	Losses
December 31, 2011
Fixed income securities	$76,113	$4,404	$(1,670)	$2,734
Equity securities	4,363	369	(209)	160
Short-term investments	1,291	—	—	—
Derivative instruments (1)	(12)	3	(20)	(17)
EMA limited partnership interests (2)				2

Unrealized net capital gains and losses, pre-tax				2,879
Amounts recognized for:
Insurance reserves (3)				(594)
DAC and DSI (4)				(124)

Amounts recognized				(718)
Deferred income taxes				(761)

Unrealized net capital gains and losses, after-tax				$1,400

(1)
Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

		Gross unrealized
	Fair value			Unrealized net gains (losses)
December 31, 2010		Gains	Losses
Fixed income securities	$79,612	$3,257	$(2,431)	$826
Equity securities	4,811	646	(63)	583
Short-term investments	3,279	—	—	—
Derivative instruments (1)	(17)	2	(24)	(22)

Unrealized net capital gains and losses, pre-tax				1,387
Amounts recognized for:
Insurance reserves				(9)
DAC and DSI				85

Amounts recognized				76
Deferred income taxes				(515)

Unrealized net capital gains and losses, after-tax				$948

(1)
Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Schedule of change in unrealized net capital gains and losses

($ in millions)	2011	2010	2009
Fixed income securities	$1,908	$3,303	$6,019
Equity securities	(423)	404	511
Short-term investments	—	—	(3)
Derivative instruments	5	1	(34)
EMA limited partnership interests	2	—	—

Total	1,492	3,708	6,493
Amounts recognized for:
Insurance reserves	(585)	(9)	378
DAC and DSI	(209)	(731)	(2,557)

Amounts recognized	(794)	(740)	(2,179)
Deferred income taxes	(246)	(1,037)	(1,476)

Increase in unrealized net capital gains and losses	$452	$1,931	$2,838

Schedule of gross unrealized losses and fair value of available for sale securities by length of time

($ in millions)	Less than 12 months			12 months or more
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	Total unrealized losses
December 31, 2011
Fixed income securities
U.S. government and agencies	4	$61	$—	—	$—	$—	$—
Municipal	29	135	(11)	303	1,886	(245)	(256)
Corporate	307	3,439	(113)	105	1,273	(266)	(379)
Foreign government	11	85	(1)	1	1	—	(1)
RMBS	321	373	(11)	294	1,182	(510)	(521)
CMBS	47	378	(49)	68	489	(177)	(226)
ABS	89	960	(17)	108	1,020	(270)	(287)
Redeemable preferred stock	1	—	—	—	—	—	—

Total fixed income securities	809	5,431	(202)	879	5,851	(1,468)	(1,670)
Equity securities	1,397	2,120	(203)	32	30	(6)	(209)

Total fixed income and equity securities	2,206	$7,551	$(405)	911	$5,881	$(1,474)	$(1,879)

Investment grade fixed income securities	665	$4,480	$(145)	555	$3,773	$(700)	$(845)
Below investment grade fixed income securities	144	951	(57)	324	2,078	(768)	(825)

Total fixed income securities	809	$5,431	$(202)	879	$5,851	$(1,468)	$(1,670)

December 31, 2010
Fixed income securities
U.S. government and agencies	32	$2,081	$(51)	—	$—	$—	$(51)
Municipal	847	4,130	(175)	411	2,715	(471)	(646)
Corporate	438	5,994	(186)	150	1,992	(235)	(421)
Foreign government	33	277	(9)	1	10	(1)	(10)
RMBS	280	583	(12)	422	1,939	(720)	(732)
CMBS	14	158	(3)	114	835	(274)	(277)
ABS	68	762	(8)	133	1,313	(286)	(294)

Total fixed income securities	1,712	13,985	(444)	1,231	8,804	(1,987)	(2,431)
Equity securities	773	610	(48)	44	91	(15)	(63)

Total fixed income and equity securities	2,485	$14,595	$(492)	1,275	$8,895	$(2,002)	$(2,494)

Investment grade fixed income securities	1,607	$13,280	$(408)	857	$6,217	$(943)	$(1,351)
Below investment grade fixed income securities	105	705	(36)	374	2,587	(1,044)	(1,080)

Total fixed income securities	1,712	$13,985	$(444)	1,231	$8,804	$(1,987)	$(2,431)

Principal geographic distribution of commercial real estate represented in the mortgage portfolio

(% of mortgage loan portfolio carrying value)	2011	2010
California	22.6%	23.2%
Illinois	9.1	9.4
New Jersey	6.5	6.5
Texas	6.2	5.3
New York	5.8	6.6
Pennsylvania	5.3	5.6

Types of property collateralizing the mortgage loans

(% of mortgage loan portfolio carrying value)	2011	2010
Office buildings	27.9%	32.1%
Retail	24.8	27.3
Apartment complex	19.6	12.8
Warehouse	19.4	21.9
Other	8.3	5.9

Total	100.0%	100.0%

Contractual maturities of the commercial mortgage loan portfolio

($ in millions)	Number of loans	Carrying value	Percent
2012	59	$580	8.2%
2013	59	473	6.6
2014	70	935	13.2
2015	64	942	13.3
Thereafter	377	4,166	58.7

Total	629	$7,096	100.0%

Carrying value of non-impaired fixed and variable rate mortgage loans by debt service coverage ratio distribution

($ in millions)	2011			2010
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$345	$—	$345	$280	$—	$280
1.0 - 1.25	1,527	44	1,571	1,583	16	1,599
1.26 - 1.50	1,573	24	1,597	1,520	5	1,525
Above 1.50	3,214	168	3,382	2,540	546	3,086

Total non-impaired mortgage loans	$6,659	$236	$6,895	$5,923	$567	$6,490

Net carrying value of impaired mortgage loans

($ in millions)	2011	2010
Impaired mortgage loans with a valuation allowance	$244	$168
Impaired mortgage loans without a valuation allowance	—	21

Total impaired mortgage loans	$244	$189

Valuation allowance on impaired mortgage loans	$63	$84

Valuation allowance on impaired mortgage loans

($ in millions)	2011	2010	2009
Beginning balance	$84	$95	$4
Net increase in valuation allowance	37	65	97
Charge offs	(58)	(76)	(6)

Ending balance	$63	$84	$95

Carrying value of past due mortgage loans

($ in millions)	2011	2010
Less than 90 days past due	$—	$12
90 days or greater past due	43	78

Total past due	43	90
Current loans	7,096	6,589

Total mortgage loans	$7,139	$6,679

Principal geographic distribution of municipal bond

(% of municipal bond portfolio carrying value)	2011	2010
California	10.4%	12.3%
Texas	7.7	10.1
Florida	5.9	5.8
New York	5.3	4.3

Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Assets and Liabilities
Schedule of assets and liabilities that are measured at fair value on a recurring and non-recurring basis

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2011
Assets
Fixed income securities:
U.S. government and agencies	$4,707	$1,608	$—		$6,315
Municipal	—	12,909	1,332		14,241
Corporate	—	42,176	1,405		43,581
Foreign government	—	2,081	—		2,081
RMBS	—	4,070	51		4,121
CMBS	—	1,724	60		1,784
ABS	—	3,669	297		3,966
Redeemable preferred stock	—	23	1		24

Total fixed income securities	4,707	68,260	3,146		76,113
Equity securities	3,433	887	43		4,363
Short-term investments	188	1,103	—		1,291
Other investments:
Free-standing derivatives	—	281	1	$(114)	168
Separate account assets	6,984	—	—		6,984
Other assets	1	—	1		2

Total recurring basis assets	15,313	70,531	3,191	(114)	88,921
Non-recurring basis (1)	—	—	35		35

Total assets at fair value	$15,313	$70,531	$3,226	$(114)	$88,956

% of total assets at fair value	17.2%	79.3%	3.6%	(0.1)%	100.0%
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(723)		$(723)
Other liabilities:
Free-standing derivatives	(1)	(112)	(96)	$77	(132)

Total liabilities at fair value	$(1)	$(112)	$(819)	$77	$(855)

% of total liabilities at fair value	0.1%	13.1%	95.8%	(9.0)%	100.0%
(1)
Includes $19 million of mortgage loans and $16 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2010
Assets
Fixed income securities:
U.S. government and agencies	$4,976	$3,620	$—		$8,596
Municipal	—	13,918	2,016		15,934
Corporate	—	35,747	1,908		37,655
Foreign government	—	3,158	—		3,158
RMBS	—	6,199	1,794		7,993
CMBS	—	1,071	923		1,994
ABS	—	1,827	2,417		4,244
Redeemable preferred stock	—	37	1		38

Total fixed income securities	4,976	65,577	9,059		79,612
Equity securities	4,316	432	63		4,811
Short-term investments	174	3,105	—		3,279
Other investments:
Free-standing derivatives	—	651	74	$(286)	439
Separate account assets	8,676	—	—		8,676
Other assets	—	—	1		1

Total recurring basis assets	18,142	69,765	9,197	(286)	96,818
Non-recurring basis (1)	—	—	120		120

Total assets at fair value	$18,142	$69,765	$9,317	$(286)	$96,938

% of total assets at fair value	18.7%	72.0%	9.6%	(0.3)%	100.0%
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(653)		$(653)
Other liabilities:
Free-standing derivatives	(2)	(529)	(95)	$263	(363)

Total liabilities at fair value	$(2)	$(529)	$(748)	$263	$(1,016)

% of total liabilities at fair value	0.2%	52.1%	73.6%	(25.9)%	100.0%
(1)
Includes $111 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

Schedule of the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total realized and unrealized gains (losses) included in:
($ in millions)
	Balance as of December 31, 2010	Net income (1)	OCI on Statement of Financial Position	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$2,016	$(44)	$54	$70	$(82)
Corporate	1,908	62	(44)	239	(523)
RMBS	1,794	(86)	107	—	(1,256)
CMBS	923	(43)	113	86	(966)
ABS	2,417	23	(65)	—	(2,137)
Redeemable preferred stock	1	—	—	—	—

Total fixed income securities	9,059	(88)	165	395	(4,964)
Equity securities	63	(10)	—	—	(10)
Other investments:
Free-standing derivatives, net	(21)	(91)	—	—	—
Other assets	1	—	—	—	—

Total recurring Level 3 assets	$9,102	$(189)	$165	$395	$(4,974)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(653)	$(134)	$—	$—	$—

Total recurring Level 3 liabilities	$(653)	$(134)	$—	$—	$—

	Purchases	Sales	Issuances	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$14	$(689)	$—	$(7)	$1,332
Corporate	387	(537)	—	(87)	1,405
RMBS	4	(378)	—	(134)	51
CMBS	17	(66)	—	(4)	60
ABS	504	(169)	—	(276)	297
Redeemable preferred stock	—	—	—	—	1

Total fixed income securities	926	(1,839)	—	(508)	3,146
Equity securities	1	(1)	—	—	43
Other investments:
Free-standing derivatives, net	70	—	—	(53)	(95	) (2)
Other assets	—	—	—	—	1

Total recurring Level 3 assets	$997	$(1,840)	$—	$(561)	$3,095

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(100)	$164	$(723)

Total recurring Level 3 liabilities	$—	$—	$(100)	$164	$(723)

(1)
The effect to net income totals $(323) million and is reported in the Consolidated Statements of Operations as follows: $(221) million in realized capital gains and losses, $36 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in life and annuity contract benefits.
(2)
Comprises $1 million of assets and $96 million of liabilities.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total realized and unrealized gains (losses) included in:
($ in millions)
			OCI on Statement of Financial Position
	Balance as of December 31, 2009	Net income (1)		Purchases, sales, issuances and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Municipal	$2,706	$(40)	$46	$(588)	$38	$(146)	$2,016
Corporate	2,241	5	115	(167)	444	(730)	1,908
Foreign government	20	—	—	(20)	—	—	—
RMBS	1,671	(421)	736	(135)	—	(57)	1,794
CMBS	1,404	(233)	592	(526)	107	(421)	923
ABS	2,001	55	275	553	—	(467)	2,417
Redeemable preferred stock	2	—	—	(1)	—	—	1

Total fixed income securities	10,045	(634)	1,764	(884)	589	(1,821)	9,059
Equity securities	69	8	5	(12)	—	(7)	63
Other investments:
Free-standing derivatives, net	55	(202)	—	126	—	—	(21	) (2)
Other assets	2	(1)	—	—	—	—	1

Total recurring Level 3 assets	$10,171	$(829)	$1,769	$(770)	$589	$(1,828)	$9,102

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(110)	$(31)	$—	$3	$(515)	$—	$(653)

Total recurring Level 3 liabilities	$(110)	$(31)	$—	$3	$(515)	$—	$(653)

(1)
The effect to net income totals $(860) million and is reported in the Consolidated Statements of Operations as follows: $(901) million in realized capital gains and losses, $73 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in life and annuity contract benefits.
(2)
Comprises $74 million of assets and $95 million of liabilities.

       The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

							Total gains (losses) included in net income for financial instruments still held as of December 31, 2009 (3)
		Total realized and unrealized gains (losses) included in:
				Purchases, sales, issuances and settlements, net
($ in millions)	Balance as of December 31, 2008	Net income (1)	OCI on Statement of Financial Position		Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
Fixed income securities:
Municipal	$2,463	$(34)	$191	$(202)	$288	$2,706	$(34)
Corporate	10,195	(20)	1,216	(1,411)	(7,739)	2,241	53
Foreign government	—	—	—	80	(60)	20	—
RMBS	2,988	(179)	283	(470)	(951)	1,671	(128)
CMBS	457	(399)	804	(42)	584	1,404	(318)
ABS	1,714	(202)	918	21	(450)	2,001	(122)
Redeemable preferred stock	2	—	—	—	—	2	(1)

Total fixed income securities	17,819	(834)	3,412	(2,024)	(8,328)	10,045	(550)
Equity securities	74	(4)	1	1	(3)	69	(5)
Other investments:
Free-standing derivatives, net	(101)	62	—	94	—	55 (2)	180
Other assets	1	1	—	—	—	2	1

Total recurring Level 3 assets	$17,793	$(775)	$3,413	$(1,929)	$(8,331)	$10,171	$(374)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(265)	$148	$—	$7	$—	$(110)	$148

Total recurring Level 3 liabilities	$(265)	$148	$—	$7	$—	$(110)	$148

(1)
The effect to net income totals $(627) million and is reported in the Consolidated Statements of Operations as follows: $(889) million in realized capital gains and losses, $111 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in life and annuity contract benefits.
(2)
Comprises $146 million of assets and $91 million of liabilities.
(3)
The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(226) million and are reported in the Consolidated Statements of Operations as follows: $(486) million in realized capital gains and losses, $106 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in life and annuity contract benefits.

Schedule of gains and losses included in net income for Level 3 assets and liabilities still held at the balance sheet date

($ in millions)	2011	2010
Assets
Fixed income securities:
Municipal	$(28)	$(33)
Corporate	20	40
RMBS	—	(292)
CMBS	(11)	(28)
ABS	(33)	60

Total fixed income securities	(52)	(253)
Equity securities	(10)	(3)
Other investments:
Free-standing derivatives, net	(41)	(61)
Other assets	—	(1)

Total recurring Level 3 assets	$(103)	$(318)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(134)	$(31)

Total recurring Level 3 liabilities	$(134)	$(31)

Schedule of carrying values and fair value estimates of financial instruments not carried at fair value

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$7,139	$7,350	$6,679	$6,439
Limited partnership interests – cost basis	1,569	1,838	1,348	1,481
Bank loans	339	328	363	355

($ in millions)	December 31, 2011		December 31, 2010
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$30,192	$30,499	$36,163	$35,194
Long-term debt	5,908	6,312	5,908	6,325
Liability for collateral	462	462	484	484

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Volume and fair value positions of derivative instruments and location in the Statement of Financial Position

($ in millions, except number of contracts)	Asset derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other investments	$144	n/a	$(8)	$—	$(8)
Foreign currency swap agreements	Other investments	127	n/a	(5)	3	(8)

Total		271	n/a	(13)	3	(16)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other investments	8,028	n/a	122	137	(15)
Interest rate swaption agreements	Other investments	1,750	n/a	—	—	—
Interest rate cap and floor agreements	Other investments	1,591	n/a	(12)	—	(12)
Financial futures contracts and options	Other assets	n/a	40	—	—	—
Equity and index contracts
Options, futures and warrants (2)	Other investments	163	15,180	104	104	—
Options, futures and warrants	Other assets	n/a	2,132	1	1	—
Foreign currency contracts
Foreign currency swap agreements	Other investments	50	n/a	6	6	—
Foreign currency forwards and options	Other investments	190	n/a	1	3	(2)
Embedded derivative financial instruments
Conversion options	Fixed income securities	5	n/a	—	—	—
Equity-indexed call options	Fixed income securities	150	n/a	11	11	—
Credit default swaps	Fixed income securities	172	n/a	(115)	—	(115)
Other embedded derivative financial instruments	Other investments	1,000	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	265	n/a	3	6	(3)
Credit default swaps – selling protection	Other investments	167	n/a	(4)	1	(5)
Other contracts
Other contracts	Other investments	5	n/a	—	—	—
Other contracts	Other assets	4	n/a	1	1	—

Total		13,540	17,352	118	270	(152)

Total asset derivatives		$13,811	17,352	$105	$273	$(168)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
(2)
In addition to the number of contracts presented in the table, the Company held 10,798 stock rights and 4,392,937 stock warrants. Stock rights and warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

	Liability derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other liabilities & accrued expenses	$28	n/a	$(5)	$—	$(5)
Foreign currency swap agreements	Other liabilities & accrued expenses	50	n/a	(7)	—	(7)

Total		78	n/a	(12)	—	(12)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	8	8	—
Interest rate swaption agreements	Other liabilities & accrued expenses	1,250	n/a	—	—	—
Interest rate cap and floor agreements	Other liabilities & accrued expenses	914	n/a	(9)	—	(9)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	n/a	15,677	(50)	—	(50)
Foreign currency contracts
Foreign currency forwards and options	Other liabilities & accrued expenses	96	n/a	(1)	—	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	917	n/a	(105)	—	(105)
Guaranteed withdrawal benefits	Contractholder funds	613	n/a	(57)	—	(57)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	3,996	n/a	(553)	—	(553)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	(8)	—	(8)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	509	n/a	7	12	(5)
Credit default swaps – selling protection	Other liabilities & accrued expenses	503	n/a	(77)	2	(79)

Total		8,968	15,677	(845)	22	(867)

Total liability derivatives		9,046	15,677	(857)	$22	$(879)

Total derivatives		$22,857	33,029	$(752)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

($ in millions, except number of contracts)	Asset derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other investments	$156	n/a	$(18)	$—	$(18)
Foreign currency swap agreements	Other investments	64	n/a	2	3	(1)

Total		220	n/a	(16)	3	(19)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other investments	1,469	n/a	65	81	(16)
Interest rate swaption agreements	Other investments	4,161	n/a	50	50	—
Interest rate cap and floor agreements	Other investments	226	n/a	(2)	1	(3)
Financial futures contracts and options	Other investments	n/a	8,000	3	3	—
Financial futures contracts and options	Other assets	n/a	1,420	—	—	—
Equity and index contracts
Options, futures and warrants (2)	Other investments	64	38,451	359	359	—
Options, futures and warrants	Other assets	n/a	292	—	—	—
Foreign currency contracts
Foreign currency swap agreements	Other investments	90	n/a	6	6	—
Foreign currency forwards and options	Other investments	257	n/a	6	7	(1)
Embedded derivative financial instruments
Conversion options	Fixed income securities	820	n/a	236	238	(2)
Equity-indexed call options	Fixed income securities	300	n/a	47	47	—
Credit default swaps	Fixed income securities	181	n/a	(88)	—	(88)
Other embedded derivative financial instruments	Other investments	1,000	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	299	n/a	(5)	2	(7)
Credit default swaps – selling protection	Other investments	150	n/a	(8)	2	(10)
Other contracts
Other contracts	Other investments	13	n/a	—	—	—
Other contracts	Other assets	5	n/a	1	1	—

Total		9,035	48,163	670	797	(127)

Total asset derivatives		$9,255	48,163	$654	$800	$(146)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
(2)
In addition to the number of contracts presented in the table, the Company held 2,768 stock rights and 1,379,932 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

	Liability derivatives
		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Interest rate swap agreements	Other liabilities & accrued expenses	$3,345	n/a	$(181)	$20	$(201)
Interest rate swap agreements	Contractholder funds	—	n/a	2	2	—
Foreign currency swap agreements	Other liabilities & accrued expenses	138	n/a	(20)	—	(20)
Foreign currency and interest rate swap agreements	Other liabilities & accrued expenses	435	n/a	34	34	—
Foreign currency and interest rate swap agreements	Contractholder funds	—	n/a	28	28	—

Total		3,918	n/a	(137)	84	(221)

Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	4,543	n/a	29	97	(68)
Interest rate swaption agreements	Other liabilities & accrued expenses	4,400	n/a	18	18	—
Interest rate cap and floor agreements	Other liabilities & accrued expenses	3,216	n/a	(22)	1	(23)
Financial futures contracts and options	Other liabilities & accrued expenses	n/a	15,150	(1)	—	(1)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	64	21,585	(168)	2	(170)
Foreign currency contracts
Foreign currency forwards and options	Other liabilities & accrued expenses	316	n/a	1	2	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	1,067	n/a	(88)	—	(88)
Guaranteed withdrawal benefits	Contractholder funds	739	n/a	(47)	—	(47)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	4,694	n/a	(515)	—	(515)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	(3)	—	(3)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	1,127	n/a	(13)	6	(19)
Credit default swaps – selling protection	Other liabilities & accrued expenses	482	n/a	(66)	1	(67)

Total		20,733	36,735	(875)	127	(1,002)

Total liability derivatives		24,651	36,735	(1,012)	$211	$(1,223)

Total derivatives		$33,906	84,898	$(358)

(1)
Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

Impacts on operations and AOCI from foreign currency contracts, cash flow hedges

($ in millions)	2011	2010	2009
Effective portion
Gain (loss) recognized in OCI on derivatives during the period	$4	$3	$(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship	(17)	(22)	(23)
Gain reclassified from AOCI into income (net investment income)	—	—	2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)	(1)	2	(3)
Ineffective portion and amount excluded from effectiveness testing
Gain recognized in income on derivatives (realized capital gains and losses)	—	—	—

Gains and losses from valuation, settlements, and hedge ineffectiveness, fair value hedges and derivatives not designated as hedges

($ in millions)	2011
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$(2)	$(8)	$—	$(5)	$—	$(15)
Foreign currency and interest rate contracts	—	—	—	(32)	—	(32)

Subtotal	(2)	(8)	—	(37)	—	(47)

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	(304)	—	—	—	(304)
Equity and index contracts	—	(43)	—	(2)	(3)	(48)
Embedded derivative financial instruments	—	(37)	(32)	(38)	—	(107)
Foreign currency contracts	—	(12)	—	—	2	(10)
Credit default contracts	—	8	—	—	—	8
Other contracts	—	—	—	7	—	7

Subtotal	—	(388)	(32)	(33)	(1)	(454)

Total	$(2)	$(396)	$(32)	$(70)	$(1)	$(501)

	2010
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$(139)	$9	$—	$11	$—	$(119)
Foreign currency and interest rate contracts	—	(2)	—	(18)	—	(20)

Subtotal	(139)	7	—	(7)	—	(139)

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	(496)	—	—	—	(496)
Equity and index contracts	—	(91)	—	113	18	40
Embedded derivative financial instruments	—	(3)	(28)	34	—	3
Foreign currency contracts	—	(10)	—	—	(3)	(13)
Credit default contracts	—	(8)	—	—	—	(8)
Other contracts	—	—	—	3	—	3

Subtotal	—	(608)	(28)	150	15	(471)

Total	$(139)	$(601)	$(28)	$143	$15	$(610)

	2009
	Net investment income	Realized capital gains and losses	Life and annuity contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
Derivatives in fair value accounting hedging relationships
Interest rate contracts	$30	$12	$—	$(13)	$—	$29
Foreign currency and interest rate contracts	—	(9)	—	77	—	68

Subtotal	30	3	—	64	—	97

Derivatives not designated as accounting hedging instruments
Interest rate contracts	—	255	—	—	—	255
Equity and index contracts	—	(160)	—	115	24	(21)
Embedded derivative financial instruments	—	122	158	(184)	—	96
Foreign currency contracts	—	7	—	—	(10)	(3)
Credit default contracts	—	(18)	—	—	—	(18)
Other contracts	(1)	—	—	3	—	2

Subtotal	(1)	206	158	(66)	14	311

Total	$29	$209	$158	$(2)	$14	$408

Impact on operations, changes in fair value, fair value hedges

($ in millions)	2011
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$(7)	$(34)	$41	$—
Net investment income	26	—	—	(26)
Realized capital gains and losses	(8)	—	—	—

Total	$11	$(34)	$41	$(26)

	2010
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$—	$(48)	$48	$—
Net investment income	(33)	—	—	33
Realized capital gains and losses	9	(2)	—	—

Total	$(24)	$(50)	$48	$33

	2009
	Gain (loss) on derivatives		Gain (loss) on hedged risk
Location of gain or (loss) recognized in net income on derivatives	Interest rate contracts	Foreign currency & interest rate contracts	Contractholder funds	Investments
Interest credited to contractholder funds	$(26)	$39	$(13)	$—
Net investment income	164	—	—	(164)
Realized capital gains and losses	12	(9)	—	—

Total	$150	$30	$(13)	$(164)

Counterparty credit exposure by counterparty credit rating

($ in millions)	2011				2010
Rating (1)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
AA-	1	$25	$1	$1	2	$2,322	$43	$16
A+	4	3,026	26	5	5	3,189	16	10
A	3	5,307	15	1	3	3,479	17	17
A-	2	3,815	25	—	1	89	31	31
BBB+	2	57	41	41	—	—	—	—

Total	12	$12,230	$108	$48	11	$9,079	$107	$74

(1)
Rating is the lower of S&P or Moody's ratings.
(2)
Only OTC derivatives with a net positive fair value are included for each counterparty.

Derivative instruments with credit features in a liability position, including fair value of assets and collateral netted against the liability

($ in millions)	2011	2010
Gross liability fair value of contracts containing credit-risk-contingent features	$153	$448
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(69)	(255)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(76)	(171)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$8	$22

CDS notional amounts by credit rating and fair value of protection sold

  The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Investment grade corporate debt	$90	$88	$160	$30	$368	$(7)
High yield debt	—	—	—	2	2	—
Municipal	135	—	—	—	135	(12)

Subtotal	225	88	160	32	505	(19)
Baskets
Tranche
Investment grade corporate debt	—	—	—	65	65	(29)
First-to-default
Municipal	—	100	—	—	100	(33)

Subtotal	—	100	—	65	165	(62)

Total	$225	$188	$160	$97	$670	$(81)

       The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
Single name
Investment grade corporate debt	$50	$148	$103	$25	$326	$(4)
High yield debt	—	—	—	6	6	—
Municipal	135	—	—	—	135	(14)

Subtotal	185	148	103	31	467	(18)
Baskets
Tranche
Investment grade corporate debt	—	—	—	65	65	(19)
First-to-default
Municipal	—	100	—	—	100	(37)

Subtotal	—	100	—	65	165	(56)

Total	$185	$248	$103	$96	$632	$(74)

Contractual amounts of off-balance-sheet financial instruments

($ in millions)	2011	2010
Commitments to invest in limited partnership interests	$2,015	$1,471
Commitments to extend mortgage loans	84	—
Private placement commitments	83	159
Other loan commitments	26	38

Reserve for Property-Liability Insurance Claims and Claims Expense (Tables)	12 Months Ended
Dec. 31, 2011
Reserve for Property-Liability Insurance Claims and Claims Expense
Activity in the reserve for property-liability insurance claims and claims expense

($ in millions)	2011	2010	2009
Balance as of January 1	$19,468	$19,167	$19,456
Less reinsurance recoverables	2,072	2,139	2,274

Net balance as of January 1	17,396	17,028	17,182

Esurance acquisition as of October 7, 2011	425	—	—
Incurred claims and claims expense related to:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)

Total incurred	20,161	18,951	18,746

Claims and claims expense paid related to:
Current year	13,893	12,012	11,905
Prior years	6,302	6,571	6,995

Total paid	20,195	18,583	18,900

Net balance as of December 31	17,787	17,396	17,028
Plus reinsurance recoverables	2,588	2,072	2,139

Balance as of December 31	$20,375	$19,468	$19,167

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2011
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for life-contingent contract benefits

($ in millions)	2011	2010
Immediate fixed annuities:
Structured settlement annuities	$7,075	$6,500
Other immediate fixed annuities	2,350	2,205
Traditional life insurance	3,004	2,938
Accident and health insurance	1,859	1,720
Other	118	87

Total reserve for life-contingent contract benefits	$14,406	$13,450

Key assumptions generally used in calculating the reserve for life-contingent contract benefits

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 0% to 9.3%	Present value of contractually specified future benefits
Other immediate fixed annuities

1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table; Annuity 2000 mortality table with internal modifications; 1983 individual annuity mortality table with internal modifications

		Interest rate assumptions range from 0.9% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 11.3%	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other:
Variable annuity guaranteed minimum death benefits (1)	100% of Annuity 2000 mortality table	Interest rate assumptions range from 4.0% to 5.1%	Projected benefit ratio applied to cumulative assessments
(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

Contractholder funds

($ in millions)	2011	2010
Interest-sensitive life insurance	$10,826	$10,675
Investment contracts:
Fixed annuities	29,049	33,166
Funding agreements backing medium-term notes	1,929	2,749
Other investment contracts	528	514
Allstate Bank deposits	—	1,091

Total contractholder funds	$42,332	$48,195

Key contract provisions relating to contractholder funds

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.5% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.9% for immediate annuities; (8.0)% to 11.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.2% to 6.6% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 25.3% of fixed annuities are subject to market value adjustment for discretionary withdrawals
Funding agreements backing medium-term notes	Interest rates credited range from 0.9% to 5.8% (excluding currency-swapped medium-term notes)	Not applicable
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.8% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

Contractholder funds activity

($ in millions)	2011	2010
Balance, beginning of year	$48,195	$52,582
Deposits	2,318	3,438
Interest credited	1,629	1,794
Benefits	(1,461)	(1,552)
Surrenders and partial withdrawals	(6,398)	(5,203)
Maturities and retirements of institutional products	(867)	(1,833)
Contract charges	(1,028)	(983)
Net transfers from separate accounts	12	11
Fair value hedge adjustments for institutional products	(34)	(196)
Other adjustments	(34)	137

Balance, end of year	$42,332	$48,195

Variable annuity contracts with guarantees

($ in millions)	December 31,
	2011	2010
In the event of death
Separate account value	$6,372	$8,029
Net amount at risk (1)	$1,502	$1,402
Average attained age of contractholders	66 years	66 years
At annuitization (includes income benefit guarantees)
Separate account value	$1,489	$1,945
Net amount at risk (2)	$574	$580
Weighted average waiting period until annuitization options available	1 year	2 years
For cumulative periodic withdrawals
Separate account value	$587	$735
Net amount at risk (3)	$27	$21
Accumulation at specified dates
Separate account value	$906	$1,100
Net amount at risk (4)	$78	$64
Weighted average waiting period until guarantee date	6 years	7 years
(1)
Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)
Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)
Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)
Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Liabilities for guarantees

($ in millions)	Liability for guarantees related to death benefits and interest- sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2010 (1)	$236	$227	$136	$599
Less reinsurance recoverables	93	210	135	438

Net balance as of December 31, 2010	143	17	1	161
Incurred guaranteed benefits	30	(1)	1	30
Paid guarantee benefits	—	—	—	—

Net change	30	(1)	1	30
Net balance as of December 31, 2011	173	16	2	191
Plus reinsurance recoverables	116	175	162	453

Balance, December 31, 2011 (2)	$289	$191	$164	$644

Balance, December 31, 2009 (3)	$155	$287	$108	$550
Less reinsurance recoverables	109	268	107	484

Net balance as of December 31, 2009	46	19	1	66
Incurred guaranteed benefits	97	(2)	—	95
Paid guarantee benefits	—	—	—	—

Net change	97	(2)	—	95
Net balance as of December 31, 2010	143	17	1	161
Plus reinsurance recoverables	93	210	135	438

Balance, December 31, 2010 (1)	$236	$227	$136	$599

(1)
Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
(2)
Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
(3)
Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance
Effects of reinsurance on property-liability insurance premiums written and earned and life and annuity premiums and contract charges

($ in millions)	2011	2010	2009
Property-liability insurance premiums written
Direct	$27,066	$26,984	$26,980
Assumed	22	29	41
Ceded	(1,108)	(1,106)	(1,050)

Property-liability insurance premiums written, net of reinsurance	$25,980	$25,907	$25,971

Property-liability insurance premiums earned
Direct	$27,016	$27,015	$27,200
Assumed	24	34	50
Ceded	(1,098)	(1,092)	(1,056)

Property-liability insurance premiums earned, net of reinsurance	$25,942	$25,957	$26,194

Life and annuity premiums and contract charges
Direct	$2,953	$2,935	$2,757
Assumed	35	37	39
Ceded	(750)	(804)	(838)

Life and annuity premiums and contract charges, net of reinsurance	$2,238	$2,168	$1,958

Summary of retention limits by period of policy issuance

Period	Retention limits
April 2011 through current	Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria
July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

Summary of reinsurance recoverables on paid and unpaid benefits

($ in millions)	2011	2010
Annuities	$1,827	$1,785
Life insurance	1,600	1,569
Long-term care insurance	1,063	957
Other	87	89

Total Allstate Financial	$4,577	$4,400

Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition and Sales Inducement Costs
Schedule of deferred policy acquisition costs

($ in millions)	2011
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$2,859	$1,321	$4,180
Esurance acquisition present value of future profits	—	42	42
Acquisition costs deferred	333	3,462	3,795
Amortization charged to income	(494)	(3,477)	(3,971)
Effect of unrealized gains and losses	(175)	—	(175)

Balance, end of year	$2,523	$1,348	$3,871

	2010
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$3,398	$1,355	$4,753
Acquisition costs deferred	385	3,483	3,868
Amortization charged to income	(290)	(3,517)	(3,807)
Effect of unrealized gains and losses	(634)	—	(634)

Balance, end of year	$2,859	$1,321	$4,180

	2009
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$6,420	$1,395	$7,815
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	(163)	—	(163)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	163	—	163
Acquisition costs deferred	391	3,575	3,966
Amortization charged to income	(821)	(3,615)	(4,436)
Effect of unrealized gains and losses	(2,592)	—	(2,592)

Balance, end of year	$3,398	$1,355	$4,753

(1)
The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)
The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

Schedule of DSI activity for Allstate Financial

($ in millions)	2011	2010	2009
Balance, beginning of year	$86	$195	$453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	—	—	(35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	—	—	35
Sales inducements deferred	7	14	28
Amortization charged to income	(23)	(27)	(129)
Effect of unrealized gains and losses	(29)	(96)	(157)

Balance, end of year	$41	$86	$195

(1)
The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)
The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

Capital Structure (Tables)	12 Months Ended
Dec. 31, 2011
Capital Structure
Total debt outstanding

($ in millions)	2011	2010
6.125% Senior Notes, due 2012 (1)	$350	$350
7.50% Debentures, due 2013	250	250
5.00% Senior Notes, due 2014 (1)	650	650
6.20% Senior Notes, due 2014 (1)	300	300
6.75% Senior Debentures, due 2018	250	250
7.45% Senior Notes, due 2019 (1)	700	700
6.125% Senior Notes, due 2032 (1)	250	250
5.35% Senior Notes due 2033 (1)	400	400
5.55% Senior Notes due 2035 (1)	800	800
5.95% Senior Notes, due 2036 (1)	650	650
6.90% Senior Debentures, due 2038	250	250
6.125% Junior Subordinated Debentures, due 2067	500	500
6.50% Junior Subordinated Debentures, due 2067	500	500
Synthetic lease VIE obligations, floating rates, due 2014	44	42
Federal Home Loan Bank ("FHLB") advances, due 2018	14	16

Total long-term debt	5,908	5,908
Short-term debt (2)	—	—

Total debt	$5,908	$5,908

(1)
Senior Notes are subject to redemption at the Company's option in whole or in part at any time at the greater of either 100% of the principal amount plus accrued and unpaid interest to the redemption date or the discounted sum of the present values of the remaining scheduled payments of principal and interest and accrued and unpaid interest to the redemption date.
(2)
The Company classifies any borrowings which have a maturity of twelve months or less at inception as short-term debt.

Total debt outstanding by maturity

($ in millions)

Due within one year or less	$350
Due after one year through 5 years	1,244
Due after 5 years through 10 years	964
Due after 10 years through 20 years	—
Due after 20 years	3,350

Total debt	$5,908

Company Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Company Restructuring
Schedule of changes in the restructuring liability

($ in millions)	Employee costs	Exit costs	Total liability
Balance as of December 31, 2010	$13	$3	$16
Expense incurred	21	7	28
Adjustments to liability	(10)	—	(10)
Payments applied against liability	(19)	(5)	(24)

Balance as of December 31, 2011	$5	$5	$10

Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Guarantees and Contingent Liabilities
Minimum rental commitments under noncancelable capital and operating leases

($ in millions)	Capital leases	Operating leases
2012	$7	$182
2013	8	138
2014	6	92
2015	2	66
2016	2	47
Thereafter	13	66

Total	$38	$591

Present value of minimum capital lease payments	$29

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Reconciliation of the change in the amount of unrecognized tax benefits

($ in millions)	2011	2010	2009
Balance – beginning of year	$25	$22	$21
Increase for tax positions taken in a prior year	—	1	—
Decrease for tax positions taken in a prior year	—	—	—
Increase for tax positions taken in the current year	—	2	1
Decrease for tax positions taken in the current year	—	—	—
(Decrease) increase for settlements	—	—	—
Reductions due to lapse of statute of limitations	—	—	—

Balance – end of year	$25	$25	$22

Components of the deferred income tax assets and liabilities

($ in millions)	2011	2010
Deferred assets
Unearned premium reserves	$656	$637
Difference in tax bases of invested assets	564	521
Discount on loss reserves	315	310
Pension	255	229
Alternative minimum tax credit carryforward	255	168
Accrued compensation	213	201
Net operating loss carryforwards	203	—
Other postretirement benefits	188	157
Life and annuity reserves	10	227
Other assets	84	70

Total deferred assets	2,743	2,520
Valuation allowance	(67)	(6)

Net deferred assets	2,676	2,514
Deferred liabilities
DAC	(897)	(937)
Unrealized net capital gains	(757)	(511)
Other intangible assets	(142)	(6)
Other liabilities	(158)	(61)

Total deferred liabilities	(1,954)	(1,515)

Net deferred asset	$722	$999

Components of income tax expense (benefit)

($ in millions)	2011	2010	2009
Current	$14	$133	$(18)
Deferred	158	56	430

Total income tax expense	$172	$189	$412

Reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax-exempt income	(13.6)	(16.1)	(19.4)
Tax credits	(2.1)	(0.5)	—
Dividends received deduction	(1.8)	(1.5)	(1.2)
Adjustment to prior year tax liabilities	(0.8)	(0.2)	(2.6)
Other	1.2	0.5	0.8
Valuation allowance	—	—	19.1

Effective income tax rate	17.9%	17.2%	31.7%

Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Statutory Financial Information
Statutory net income and capital and surplus

	Net income			Capital and surplus
($ in millions)
	2011	2010	2009	2011	2010
Amounts by major business type:
Property-Liability (1)	$213	$1,064	$1,318	$11,992	$12,185
Allstate Financial	(42)	(430)	(911)	3,600	3,454

Amount per statutory accounting practices	$171	$634	$407	$15,592	$15,639

(1)
The Property-Liability statutory capital and surplus balances exclude wholly-owned subsidiaries included in the Allstate Financial segment.

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans
Components of the plans' funded status reflected in the Consolidated Statements of Financial Position

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Fair value of plan assets	$4,675	$4,669	$—	$—
Less: Benefit obligation	5,831	5,545	716	628

Funded status	$(1,156)	$(876)	$(716)	$(628)

Items not yet recognized as a component of net periodic cost:
Net actuarial loss (gain)	$2,546	$2,311	$(211)	$(322)
Prior service credit	(3)	(5)	(152)	(175)

Unrecognized pension and other postretirement benefit cost, pre-tax	2,543	2,306	(363)	(497)
Deferred income tax	(890)	(807)	137	186

Unrecognized pension and other postretirement benefit cost	$1,653	$1,499	$(226)	$(311)

Change during the period in items not yet recognized as a component of net periodic cost

($ in millions)	Pension benefits	Postretirement benefits
Items not yet recognized as a component of net periodic cost – December 31, 2010	$2,306	$(497)
Net actuarial loss arising during the period	437	82
Net actuarial (loss) gain amortized to net periodic benefit cost	(200)	30
Prior service cost arising during the period	—	—
Prior service credit amortized to net periodic benefit cost	2	23
Translation adjustment and other	(2)	(1)

Items not yet recognized as a component of net periodic cost – December 31, 2011	$2,543	$(363)

Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost in next fiscal year

($ in millions)	Pension benefits	Postretirement benefits
Net actuarial loss (gain)	$178	$(21)
Prior service credit	(2)	(23)

Changes in benefit obligations for all plans

	Pension benefits		Postretirement benefits
($ in millions)
	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,545	$5,233	$628	$666
Service cost	151	150	11	12
Interest cost	322	320	37	40
Participant contributions	1	1	20	22
Actuarial loss (gain)	337	239	82	(58)
Benefits paid (1)	(511)	(407)	(61)	(57)
Translation adjustment and other	(14)	9	(1)	3

Benefit obligation, end of year	$5,831	$5,545	$716	$628

(1)
Benefits paid include lump sum distributions, a portion of which may trigger settlement accounting treatment.

Components of net periodic cost

	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Service cost	$151	$150	$125	$11	$12	$13
Interest cost	322	320	331	37	40	52
Expected return on plan assets	(367)	(331)	(398)	—	—	—
Amortization of:
Prior service credit	(2)	(2)	(3)	(23)	(22)	(6)
Net actuarial loss (gain)	154	160	15	(30)	(22)	(29)
Settlement loss	46	48	22	1	—	—

Net periodic cost (credit)	$304	$345	$92	$(4)	$8	$30

Weighted average assumptions used to determine for pension plans and postretirement benefits plans the net benefit cost and benefit obligation
	Pension benefits			Postretirement benefits
($ in millions)
	2011	2010	2009	2011	2010	2009
Discount rate	6.00%	6.25%	7.50%	6.00%	6.25%	6.50%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	4.0 - 4.5	n/a	n/a	n/a
Expected long-term rate of return on plan assets	8.5	8.5	8.5	n/a	n/a	n/a

	Pension benefits		Postretirement benefits
	2011	2010	2011	2010
Discount rate	5.25%	6.00%	5.25%	6.00%
Rate of increase in compensation levels	4.0 - 4.5	4.0 - 4.5	n/a	n/a

Change in pension plan assets

($ in millions)	2011	2010
Fair value of plan assets, beginning of year	$4,669	$4,127
Actual return on plan assets	267	496
Employer contribution	264	443
Benefits paid	(511)	(407)
Translation adjustment and other	(14)	10

Fair value of plan assets, end of year	$4,675	$4,669

Pension plans' target percentage of plan assets and the actual percentage of plan assets

	Target asset allocation	Actual percentage of plan assets
Asset category	2011	2011	2010
U.S. equity securities	25 - 33%	19%	25%
International equity securities	17 - 23	24	18
Fixed income securities	35 - 48	38	38
Real estate funds	3 - 7	4	4
Private equity funds	3 - 7	4	3
Hedge funds	6 - 9	7	8
Short-term investments and other	1 - 3	4	4

Total (1)		100%	100%

(1)
Securities lending collateral reinvestment is excluded from target and actual percentage of plan assets.

Fair values of pension plan assets

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets
Equity securities:
U.S.	$11	$817	$64	$892
International	116	986	—	1,102
Fixed income securities:
U.S. government and agencies	634	120	—	754
Foreign government	—	26	—	26
Municipal	—	—	163	163
Corporate	—	869	9	878
RMBS	—	119	—	119
Short-term investments	33	494	—	527
Limited partnership interests:
Real estate funds (1)	—	—	192	192
Private equity funds (2)	—	—	186	186
Hedge funds (3)	—	—	324	324
Cash and cash equivalents	18	—	—	18
Free-standing derivatives:
Assets	1	2	—	3
Liabilities	(2)	(4)	—	(6)

Total plan assets at fair value	$811	$3,429	$938	5,178

% of total plan assets at fair value	15.7%	66.2%	18.1%	100.0%
Securities lending obligation (4)				(554)
Other net plan assets (5)				51

Total reported plan assets				$4,675

(1)
Real estate funds held by the pension plans are primarily invested in U.S. commercial real estate.
(2)
Private equity funds held by the pension plans are primarily comprised of North American buyout funds.
(3)
Hedge funds held by the pension plans primarily comprise fund of funds investments in diversified pools of capital across funds with underlying strategies such as convertible arbitrage, equity market neutral, fixed income arbitrage, global macro, commodity trading advisors, long short equity, short biased equity, and event driven.
(4)
The securities lending obligation represents the plan's obligation to return securities lending collateral received under a securities lending program. The terms of the program allow both the plan and the counterparty the right and ability to redeem/return the securities loaned on short notice. Due to its relatively short-term nature, the outstanding balance of the obligation approximates fair value.
(5)
Other net plan assets represent interest and dividends receivable and net receivables related to settlements of investment transactions, such as purchases and sales.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets
Equity securities:
U.S.	$922	$216	$6	$1,144
International	688	154	—	842
Fixed income securities:
U.S. government and agencies	722	71	—	793
Foreign government	—	14	—	14
Municipal	—	—	222	222
Corporate	—	836	10	846
RMBS	—	89	48	137
Short-term investments	89	574	—	663
Limited partnership interests:
Real estate funds	—	—	167	167
Private equity funds	—	—	166	166
Hedge funds	—	—	373	373
Cash and cash equivalents	33	—	—	33
Free-standing derivatives:
Assets	—	9	—	9
Liabilities	(2)	—	—	(2)

Total plan assets at fair value	$2,452	$1,963	$992	5,407

% of total plan assets at fair value	45.4%	36.3%	18.3%	100.0%
Securities lending obligation				(772)
Other net plan assets				34

Total reported plan assets				$4,669

Rollforward of Level 3 plan assets

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2010	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2011
Assets
U. S. equity securities	$6	$—	$(2)	$60	$—	$64
Fixed income securities:
Municipal	222	—	1	(60)	—	163
Corporate	10	1	—	(2)	—	9
RMBS	48	(8)	8	(30)	(18)	—
Limited partnership interests:
Real estate funds	167	(1)	29	(3)	—	192
Private equity funds	166	1	22	(3)	—	186
Hedge funds	373	43	(48)	(44)	—	324

Total Level 3 plan assets	$992	$36	$10	$(82)	$(18)	$938

		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Assets
U. S. equity securities	$4	$—	$2	$—	$—	$6
Fixed income securities:
Municipal	344	—	(2)	(114)	(6)	222
Corporate	10	—	—	—	—	10
RMBS	61	(10)	23	(26)	—	48
ABS	32	(1)	—	(31)	—	—
Limited partnership interests:
Real estate funds	135	(4)	3	33	—	167
Private equity funds	149	—	19	(2)	—	166
Hedge funds	368	(58)	73	(10)	—	373

Total Level 3 plan assets	$1,103	$(73)	$118	$(150)	$(6)	$992

		Actual return on plan assets:
($ in millions)	Balance as of January 1, 2009	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales, issuances and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2009
Assets
U. S. equity securities	$5	$—	$(3)	$2	$—	$4
Fixed income securities:
Municipal	408	—	22	(48)	(38)	344
Corporate	10	2	—	17	(19)	10
RMBS	99	—	2	(40)	—	61
ABS	—	—	—	32	—	32
Limited partnership interests:
Real estate funds	142	—	(47)	40	—	135
Private equity funds	133	—	4	12	—	149
Hedge funds	341	10	37	(20)	—	368

Total Level 3 plan assets	$1,138	$12	$15	$(5)	$(57)	$1,103

Estimated future benefit payments expected to be paid

($ in millions)	Postretirement benefits
	Pension benefits	Gross benefit payments
2012	$310	$42
2013	319	43
2014	350	45
2015	362	47
2016	396	49
2017-2021	2,467	272

Total benefit payments	$4,204	$498

Schedule of ESOP benefit

($ in millions)	2011	2010	2009
Interest expense recognized by ESOP	$2	$2	$2
Less: dividends accrued on ESOP shares	(2)	(2)	(2)
Cost of shares allocated	2	2	2

Compensation expense	2	2	2
Reduction of defined contribution due to ESOP	9	11	22

ESOP benefit	$(7)	$(9)	$(20)

Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Equity Incentive Plans
Assumptions used to determine the fair value of options granted

	2011	2010	2009
Weighted average expected term	7.9 years	7.8 years	8.1 years
Expected volatility	22.1 - 53.9%	23.7 - 52.3%	26.3 - 79.2%
Weighted average volatility	35.1%	35.1%	38.3%
Expected dividends	2.5 - 3.7%	2.4 - 2.8%	2.6%
Weighted average expected dividends	2.7%	2.6%	2.6%
Risk-free rate	0.0 - 3.5%	0.1 - 3.9%	0.0 - 3.7%

Summary of option activity

	Number (in 000s)	Weighted average exercise price	Aggregate intrinsic value (in 000s)	Weighted average remaining contractual term (years)
Outstanding as of January 1, 2011	35,296	$39.39
Granted	4,177	31.57
Exercised	(1,080)	17.87
Forfeited	(1,230)	28.69
Expired	(3,216)	44.69

Outstanding as of December 31, 2011:	33,947	39.00	$71,171	5.1

Outstanding, net of expected forfeitures	33,645	39.08	70,686	5.0
Outstanding, exercisable ("vested")	21,417	45.26	28,243	3.5

Changes in restricted stock units

	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2011	3,757	$31.50
Granted	1,366	31.38
Vested	(417)	61.66
Forfeited	(380)	29.08

Nonvested as of December 31, 2011	4,326	28.76

Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2011
Reporting Segments
Schedule of business segments revenue disclosures

($ in millions)	2011	2010	2009
Revenues
Property-Liability
Property-liability insurance premiums
Standard auto	$16,500	$16,530	$16,642
Non-standard auto	799	905	966

Total auto	17,299	17,435	17,608
Homeowners	6,200	6,078	6,077
Other personal lines	2,443	2,442	2,510

Allstate Protection	25,942	25,955	26,195
Discontinued Lines and Coverages	—	2	(1)

Total property-liability insurance premiums	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Realized capital gains and losses	85	(321)	(168)

Total Property-Liability	27,228	26,825	27,354
Allstate Financial
Life and annuity premiums and contract charges
Traditional life insurance	441	420	407
Immediate annuities with life contingencies	106	97	102
Accident and health insurance	643	621	460

Total life and annuity premiums	1,190	1,138	969
Interest-sensitive life insurance	1,015	991	944
Fixed annuities	33	39	45

Total contract charges	1,048	1,030	989

Total life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Realized capital gains and losses	388	(517)	(431)

Total Allstate Financial	5,342	4,504	4,591
Corporate and Other
Service fees	7	11	9
Net investment income	54	60	52
Realized capital gains and losses	30	11	16

Total Corporate and Other before reclassification of service fees	91	82	77
Reclassification of service fees (1)	(7)	(11)	(9)

Total Corporate and Other	84	71	68

Consolidated revenues	$32,654	$31,400	$32,013

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

Schedule of business segments net income disclosures

($ in millions)	2011	2010	2009
Net income
Property-Liability
Underwriting (loss) income
Allstate Protection	$(857)	$525	$1,032
Discontinued Lines and Coverages	(25)	(31)	(32)

Total underwriting (loss) income	(882)	494	1,000
Net investment income	1,201	1,189	1,328
Income tax benefit (expense) on operations	30	(426)	(560)
Realized capital gains and losses, after-tax	54	(207)	(222)
Gain on disposition of operations, after-tax	—	3	—

Property-Liability net income	403	1,053	1,546
Allstate Financial
Life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Periodic settlements and accruals on non-hedge derivative instruments	70	51	14
Contract benefits and interest credited to contractholder funds	(3,378)	(3,613)	(3,655)
Operating costs and expenses and amortization of deferred policy acquisition costs	(898)	(804)	(872)
Restructuring and related charges	(1)	3	(25)
Income tax expense on operations	(240)	(214)	(148)

Operating income	507	444	336
Realized capital gains and losses, after-tax	250	(337)	(417)
Valuation changes on embedded derivatives that are not hedged, after-tax	(12)	—	—
DAC and DSI amortization related to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax	(108)	(29)	(153)
DAC and DSI unlocking related to realized capital gains and losses, after-tax	3	(12)	(219)
Reclassification of periodic settlements and accruals on non-hedge derivative instruments, after-tax	(45)	(33)	(9)
(Loss) gain on disposition of operations, after-tax	(5)	9	10

Allstate Financial net income (loss)	590	42	(452)
Corporate and Other
Service fees (1)	7	11	9
Net investment income	54	60	52
Operating costs and expenses (1)	(403)	(390)	(419)
Income tax benefit on operations	126	128	141

Operating loss	(216)	(191)	(217)
Realized capital gains and losses, after-tax	20	7	11
Business combination expenses, after-tax	(10)	—	—

Corporate and Other net loss	(206)	(184)	(206)

Consolidated net income	$787	$911	$888

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

Additional significant financial performance data

($ in millions)	2011	2010	2009
Amortization of DAC
Property-Liability	$3,477	$3,517	$3,615
Allstate Financial	494	290	821

Consolidated	$3,971	$3,807	$4,436

Income tax expense
Property-Liability	$1	$314	$614
Allstate Financial	289	(1)	(66)
Corporate and Other	(118)	(124)	(136)

Consolidated	$172	$189	$412

Summarized data for total assets and investments

($ in millions)	2011	2010	2009
Assets
Property-Liability	$49,791	$47,536	$47,143
Allstate Financial	72,526	78,732	81,561
Corporate and Other	2,876	4,232	3,505

Consolidated	$125,193	$130,500	$132,209

Investments
Property-Liability	$35,998	$35,048	$34,526
Allstate Financial	57,373	61,582	62,216
Corporate and Other	2,247	3,853	3,091

Consolidated	$95,618	$100,483	$99,833

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income
Other comprehensive income on a pre-tax and after-tax basis

($ in millions)	2011			2010			2009
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains arising during the period, net of related offsets	$1,493	$(524)	$969	$2,717	$(950)	$1,767	$4,981	$(1,742)	$3,239
Less: reclassification adjustment of realized capital gains and losses	795	(278)	517	(221)	77	(144)	(284)	99	(185)

Unrealized net capital gains and losses	698	(246)	452	2,938	(1,027)	1,911	5,265	(1,841)	3,424
Unrealized foreign currency translation adjustments	(18)	6	(12)	35	(12)	23	62	(22)	40
Unrecognized pension and other postretirement benefit cost	(371)	132	(239)	142	(48)	94	(292)	78	(214)

Other comprehensive income	$309	$(108)	$201	$3,115	$(1,087)	$2,028	$5,035	$(1,785)	$3,250

Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results (unaudited)
Quarterly Results

($ in millions, except per share data)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2011	2010	2011	2010	2011	2010	2011	2010
Revenues	$8,095	$7,749	$8,081	$7,656	$8,242	$7,908	$8,236	$8,087
Net income (loss)	524	120	(624)	137	175	361	712	293
Net income (loss) earnings per share – Basic	0.99	0.22	(1.19)	0.25	0.34	0.67	1.41	0.54
Net income (loss) earnings per share – Diluted	0.98	0.22	(1.19)	0.25	0.34	0.67	1.40	0.54

General (Details)	Dec. 31, 2011 state
Allstate Protection
Nature of Operations
Premiums earned by Allstate Protection segment as a percentage of consolidated revenue	79.00%
Number of states in which entity is authorized to operate	50
Minimum percentage of premiums from one jurisdiction to be considered as significant	5.00%
Allstate Financial
Nature of Operations
Number of states in which entity is authorized to operate	50
Minimum percentage of premiums from one jurisdiction to be considered as significant	5.00%

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Recognition of premium revenues and contract charges, and related benefits and interest credited
Valuation allowance for uncollectible premium installment receivables	$ 70,000,000	$ 75,000,000
Securities loaned
Policy loans	1,150,000,000	1,140,000,000
Cash collateral received as percentage of fair value of domestic securities loaned	102.00%
Cash collateral received as percentage of fair value of foreign securities loaned	105.00%
Present value of future profits	136,000,000	133,000,000
Amortization expense of present value of future profits	$ 39,000,000	$ 23,000,000	$ 28,000,000
Maximum
Securities loaned
Securities lending transactions length (in days)	30 days
Property-liability policies, term for deferment and recognition of premiums (in months)	12 months
Period for amortization of DAC for property-liability insurance (in months)	12 months
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	30 years
Minimum
Securities loaned
Property-liability policies, term for deferment and recognition of premiums (in months)	6 months
Period for amortization of DAC for property-liability insurance (in months)	6 months
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	15 years
Interest-sensitive life insurance | Maximum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	20 years
Interest-sensitive life insurance | Minimum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Fixed annuities | Maximum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Fixed annuities | Minimum
Securities loaned
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	5 years

Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Goodwill allocated to segments	$ 1,242	$ 874
Allstate Protection
Goodwill
Goodwill allocated to segments	824	456
Allstate Financial
Goodwill
Goodwill allocated to segments	$ 418	$ 418

Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment
Accumulated depreciation on property and equipment	$ 2,290,000,000	$ 2,410,000,000
Depreciation expense on property and equipment	$ 222,000,000	$ 239,000,000	$ 256,000,000
Real property
Property and equipment
Property and equipment, estimated useful life, average (in years)	40
Equipment
Property and equipment
Property and equipment, estimated useful life, low end of range (in years)	3
Property and equipment, estimated useful life, high end of range (in years)	10

Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Denominator:
Weighted average common shares outstanding									520.7	540.3	539.6
Effect of dilutive potential common shares:
Stock options (in shares)									1.8	2	1.3
Restricted stock units (non-participating) (in shares)									0.6	0.2
Weighted average common and dilutive potential common shares outstanding									523.1	542.5	540.9
Earnings per share - Basic	$ 1.41	$ 0.34	$ (1.19)	$ 0.99	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.51	$ 1.69	$ 1.65
Earnings per share - Diluted	$ 1.4	$ 0.34	$ (1.19)	$ 0.98	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.5	$ 1.68	$ 1.64
Other Earnings Per Share Disclosures
Antidilutive stock options, exercise price exceeds market price (in shares)									27.2	26.7	25.9
Antidilutive stock options, exercise price exceeds market price, exercise price range, low end of range (in dollars per share)									$ 22.71	$ 27.36	$ 23.13
Antidilutive stock options, exercise price exceeds market price, exercise price range, high end of range (in dollars per share)									$ 62.84	$ 64.53	$ 65.38

Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 01, 2009 Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts	Dec. 31, 2011 Previously Reported	Dec. 31, 2010 Previously Reported	Dec. 31, 2009 Previously Reported
Effect of adoption
Decrease in Shareholders' equity on adoption of new accounting guidance associated with acquiring or renewing insurance contracts													$ 520,000,000
Amortization of DAC									3,971,000,000	3,807,000,000	4,436,000,000			4,233,000,000	4,034,000,000	4,754,000,000
Operating costs and expenses									3,739,000,000	3,542,000,000	3,281,000,000			3,468,000,000	3,281,000,000	3,007,000,000
(Loss) gain on disposition of operations									(7,000,000)	19,000,000	15,000,000			(15,000,000)	11,000,000	7,000,000
Income tax expense									172,000,000	189,000,000	412,000,000			172,000,000	189,000,000	394,000,000
Net income	712,000,000	175,000,000	(624,000,000)	524,000,000	293,000,000	361,000,000	137,000,000	120,000,000	787,000,000	911,000,000	888,000,000			788,000,000	928,000,000	854,000,000
Net income per share - Basic (in dollars per share)	$ 1.41	$ 0.34	$ (1.19)	$ 0.99	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.51	$ 1.69	$ 1.65			$ 1.51	$ 1.72	$ 1.58
Net income per share - Diluted (in dollars per share)	$ 1.4	$ 0.34	$ (1.19)	$ 0.98	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.5	$ 1.68	$ 1.64			$ 1.51	$ 1.71	$ 1.58
DAC	3,871,000,000				4,180,000,000				3,871,000,000	4,180,000,000	4,753,000,000	7,815,000,000		4,443,000,000	4,769,000,000
Deferred income taxes	722,000,000				999,000,000				722,000,000	999,000,000				520,000,000	784,000,000
Reserve for life-contingent contract benefits	14,406,000,000				13,450,000,000				14,406,000,000	13,450,000,000				14,449,000,000	13,482,000,000
Other liabilities and accrued expenses	5,978,000,000				5,621,000,000				5,978,000,000	5,621,000,000				5,929,000,000	5,564,000,000
Retained income	31,909,000,000				31,558,000,000				31,909,000,000	31,558,000,000				32,321,000,000	31,969,000,000
Unrealized adjustment to DAC, DSI and insurance reserves	(467,000,000)				49,000,000				(467,000,000)	49,000,000				(504,000,000)	36,000,000
Unrealized foreign currency translation adjustments	$ 56,000,000				$ 68,000,000				$ 56,000,000	$ 68,000,000				$ 57,000,000	$ 69,000,000

Acquisition (Details) (White Mountains Holdings (Luxembourg), USD $)	Oct. 07, 2011
White Mountains Holdings (Luxembourg)
Recorded amount of assets acquired
Cash paid on business acquisition	$ 1,010,000,000
Recorded amount in connection with the acquisition
Present value of future profits	42,000,000
Goodwill	368,000,000
Other intangible assets	426,000,000
Reserve for property-liability claims and claims expense	487,000,000
Unearned premiums	$ 229,000,000

Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information
Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities	$ 601	$ 664	$ 485
Liabilities for collateral received reported in other liabilities and accrued expenses	419	461	449
Obligations to return cash collateral for over-the-counter ("OTC") derivatives reported in other liabilities and accrued expenses or other investments	43	23	209
Net change in proceeds managed
Net change in short-term investments	21	171	(316)
Operating cash flow (used) provided	21	171	(316)
Net change in cash	1	3	(2)
Net change in proceeds managed	22	174	(318)
Net change in liabilities
Liabilities for collateral, beginning of year	(484)	(658)	(340)
Liabilities for collateral, end of period	(462)	(484)	(658)
Operating cash flow provided (used)	$ (22)	$ (174)	$ 318

Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available for Sale Securities
Amortized cost	$ 73,379	$ 78,786
Gross unrealized gains	4,404	3,257
Gross unrealized losses	(1,670)	(2,431)
Fair value	76,113	79,612
U.S. government and agencies
Schedule of Available for Sale Securities
Amortized cost	5,966	8,320
Gross unrealized gains	349	327
Gross unrealized losses		(51)
Fair value	6,315	8,596
Municipal
Schedule of Available for Sale Securities
Amortized cost	13,634	16,201
Gross unrealized gains	863	379
Gross unrealized losses	(256)	(646)
Fair value	14,241	15,934
Corporate
Schedule of Available for Sale Securities
Amortized cost	41,217	36,260
Gross unrealized gains	2,743	1,816
Gross unrealized losses	(379)	(421)
Fair value	43,581	37,655
Foreign government
Schedule of Available for Sale Securities
Amortized cost	1,866	2,821
Gross unrealized gains	216	347
Gross unrealized losses	(1)	(10)
Fair value	2,081	3,158
Residential mortgage-backed securities ("RMBS")
Schedule of Available for Sale Securities
Amortized cost	4,532	8,509
Gross unrealized gains	110	216
Gross unrealized losses	(521)	(732)
Fair value	4,121	7,993
Commercial mortgage-backed securities ("CMBS")
Schedule of Available for Sale Securities
Amortized cost	1,962	2,213
Gross unrealized gains	48	58
Gross unrealized losses	(226)	(277)
Fair value	1,784	1,994
Asset-backed securities ("ABS")
Schedule of Available for Sale Securities
Amortized cost	4,180	4,425
Gross unrealized gains	73	113
Gross unrealized losses	(287)	(294)
Fair value	3,966	4,244
Redeemable preferred stock
Schedule of Available for Sale Securities
Amortized cost	22	37
Gross unrealized gains	2	1
Fair value	$ 24	$ 38

Investments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amortized cost
Due in one year or less	$ 3,243
Due after one year through five years	21,377
Due after five years through ten years	21,718
Due after ten years	18,329
Subtotal	64,667
RMBS and ABS	8,712
Total amortized cost for fixed income securities	73,379
Fair value
Due in one year or less	3,279
Due after one year through five years	22,153
Due after five years through ten years	23,247
Due after ten years	19,347
Subtotal	68,026
RMBS and ABS	8,087
Total fixed income securities	$ 76,113	$ 79,612

Investments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Investment Income:
Investment income, before expense	$ 4,154	$ 4,279	$ 4,610
Investment expense	(183)	(177)	(166)
Net investment income	3,971	4,102	4,444
Fixed income securities
Net Investment Income:
Investment income, before expense	3,484	3,737	3,998
Equity securities
Net Investment Income:
Investment income, before expense	122	90	80
Mortgage loans
Net Investment Income:
Investment income, before expense	359	385	498
Limited partnership interests
Net Investment Income:
Investment income, before expense	88	40	17
Short-term investments
Net Investment Income:
Investment income, before expense	6	8	27
Other
Net Investment Income:
Investment income, before expense	$ 95	$ 19	$ (10)

Investments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized capital gains and losses by asset type
Realized capital gains and losses	$ 503	$ (827)	$ (583)
Fixed income securities
Realized capital gains and losses by asset type
Realized capital gains and losses	712	(366)	(302)
Equity securities
Realized capital gains and losses by asset type
Realized capital gains and losses	63	153	181
Mortgage loans
Realized capital gains and losses by asset type
Realized capital gains and losses	(27)	(71)	(144)
Limited partnership interests
Realized capital gains and losses by asset type
Realized capital gains and losses	159	57	(446)
Derivatives
Realized capital gains and losses by asset type
Realized capital gains and losses	(397)	(600)	206
Other
Realized capital gains and losses by asset type
Realized capital gains and losses	$ (7)		$ (78)

Investments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments
Impairment write-downs	$ (496)	$ (797)	$ (1,562)
Change in intent write-downs	(100)	(204)	(357)
Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales	1,336	686	1,272
Valuation of derivative instruments	(291)	(427)	367
Settlements of derivative instruments	(105)	(174)	(162)
EMA limited partnership income	159	89	(141)
Total realized capital gains and losses	503	(827)	(583)
Fixed income securities
Investments
Net other-than-temporary impairment losses recognized in earnings	(394)	(824)	(1,204)
Total realized capital gains and losses	712	(366)	(302)
Schedule of Available for Sale Securities
Gross gains on sales of fixed income securities	1,270	819	1,210
Gross loss on sales of fixed income securities	$ 240	$ 435	$ 373

Investments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	$ (563)	$ (937)	$ (2,376)
Portion of loss recognized in other comprehensive income	(33)	(64)	457
Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Fixed income securities
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(361)	(760)	(1,661)
Portion of loss recognized in other comprehensive income	(33)	(64)	457
Net other-than-temporary impairment losses recognized in earnings	(394)	(824)	(1,204)
Municipal
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(59)	(203)	(140)
Portion of loss recognized in other comprehensive income	(3)	24	10
Net other-than-temporary impairment losses recognized in earnings	(62)	(179)	(130)
Corporate
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(30)	(68)	(213)
Portion of loss recognized in other comprehensive income	6	2	(13)
Net other-than-temporary impairment losses recognized in earnings	(24)	(66)	(226)
Foreign government
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(1)		(17)
Net other-than-temporary impairment losses recognized in earnings	(1)		(17)
Residential mortgage-backed securities ("RMBS")
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(196)	(381)	(672)
Portion of loss recognized in other comprehensive income	(39)	(47)	384
Net other-than-temporary impairment losses recognized in earnings	(235)	(428)	(288)
Commercial mortgage-backed securities ("CMBS")
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(66)	(94)	(411)
Portion of loss recognized in other comprehensive income	1	(27)	102
Net other-than-temporary impairment losses recognized in earnings	(65)	(121)	(309)
Asset-backed securities ("ABS")
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(9)	(14)	(208)
Portion of loss recognized in other comprehensive income	2	(16)	(26)
Net other-than-temporary impairment losses recognized in earnings	(7)	(30)	(234)
Equity securities
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(139)	(57)	(264)
Net other-than-temporary impairment losses recognized in earnings	(139)	(57)	(264)
Mortgage loans
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(37)	(71)	(103)
Net other-than-temporary impairment losses recognized in earnings	(37)	(71)	(103)
Limited partnership interests
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(6)	(46)	(308)
Net other-than-temporary impairment losses recognized in earnings	(6)	(46)	(308)
Other
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(20)	(3)	(40)
Net other-than-temporary impairment losses recognized in earnings	$ (20)	$ (3)	$ (40)

Investments (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2009
Investments
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 172	$ 322
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(439)	(615)
Credit Losses on Fixed Income Securities
Balance	(1,046)	(1,187)		(1,357)
Cumulative effect of change in accounting principle		81
Additional credit loss for securities previously other-than-temporarily impaired	(152)	(314)	(136)
Additional credit loss for securities not previously other-than-temporarily impaired	(150)	(312)	(518)
Reduction in credit loss for securities disposed or collected	379	638	824
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	15	43
Change in credit loss due to accretion of increase in cash flows	10	5
Balance	(944)	(1,046)	(1,187)	(1,357)
Municipal
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(11)	(27)
Corporate
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(35)	(31)
Residential mortgage-backed securities ("RMBS")
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(353)	(467)
Commercial mortgage-backed securities ("CMBS")
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(19)	(49)
Asset-backed securities ("ABS")
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (21)	$ (41)

Investments (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value
Fixed income securities	$ 76,113	$ 79,612
Equity securities	4,363	4,811
Short-term Investments	1,291	3,279
Derivative instruments	(12)	(17)
Gross unrealized Gains
Fixed income securities	4,404	3,257
Equity securities	369	646
Derivative instruments	3	2
Gross unrealized Losses
Fixed income securities	(1,670)	(2,431)
Equity securities	(209)	(63)
Derivative instruments	(20)	(24)
Unrealized net gains (losses)
Fixed income securities	2,734	826
Equity securities	160	583
Derivative instruments	(17)	(22)
EMA limited partnership interests	2
Unrealized net capital gains and losses, pre-tax	2,879	1,387
Amount recognized for:
Insurance reserves	(594)	(9)
DAC and DSI	(124)	85
Amounts recognized	(718)	76
Deferred income taxes	(761)	(515)
Total unrealized net capital gains and losses	1,400	948
Fair value of derivative securities classified as assets, with unrealized net gains (losses) in AOCI	(5)	2
Fair value of derivative securities classified as liabilities, with unrealized net gains (losses) in AOCI	$ 7	$ 19

Investments (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 1,492	$ 3,708	$ 6,493
Amount recognized for:
Insurance reserves	(585)	(9)	378
DAC and DSI	(209)	(731)	(2,557)
Amounts recognized	(794)	(740)	(2,179)
Deferred income taxes	(246)	(1,037)	(1,476)
Increase in unrealized net capital gains and losses	452	1,931	2,838
Equity-method limited partnership interests
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	2
Fixed income securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	1,908	3,303	6,019
Equity securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(423)	404	511
Short-term investments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses			(3)
Derivatives
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 5	$ 1	$ (34)

Investments (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total unrealized losses
Gross unrealized losses	$ (1,670)	$ (2,431)
Gross unrealized losses on equity securities	(209)	(63)
Total unrealized losses	(1,879)	(2,494)
Fixed income and equity securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	2,206	2,485
Fair value, continuous unrealized loss position for less than 12 months	7,551	14,595
Unrealized losses, continuous unrealized loss position for less than 12 months	(405)	(492)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	911	1,275
Fair value, continuous unrealized loss position for 12 months or more	5,881	8,895
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,474)	(2,002)
Fixed income securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	809	1,712
Fair value, continuous unrealized loss position for less than 12 months	5,431	13,985
Unrealized losses, continuous unrealized loss position for less than 12 months	(202)	(444)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	879	1,231
Fair value, continuous unrealized loss position for 12 months or more	5,851	8,804
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,468)	(1,987)
U.S. government and agencies
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	4	32
Fair value, continuous unrealized loss position for less than 12 months	61	2,081
Unrealized losses, continuous unrealized loss position for less than 12 months		(51)
Total unrealized losses
Total unrealized losses		(51)
Municipal
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	29	847
Fair value, continuous unrealized loss position for less than 12 months	135	4,130
Unrealized losses, continuous unrealized loss position for less than 12 months	(11)	(175)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	303	411
Fair value, continuous unrealized loss position for 12 months or more	1,886	2,715
Unrealized losses, continuous unrealized loss position for 12 months or more	(245)	(471)
Total unrealized losses
Total unrealized losses	(256)	(646)
Corporate
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	307	438
Fair value, continuous unrealized loss position for less than 12 months	3,439	5,994
Unrealized losses, continuous unrealized loss position for less than 12 months	(113)	(186)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	105	150
Fair value, continuous unrealized loss position for 12 months or more	1,273	1,992
Unrealized losses, continuous unrealized loss position for 12 months or more	(266)	(235)
Total unrealized losses
Total unrealized losses	(379)	(421)
Foreign government
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	11	33
Fair value, continuous unrealized loss position for less than 12 months	85	277
Unrealized losses, continuous unrealized loss position for less than 12 months	(1)	(9)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	1	1
Fair value, continuous unrealized loss position for 12 months or more	1	10
Unrealized losses, continuous unrealized loss position for 12 months or more		(1)
Total unrealized losses
Total unrealized losses	(1)	(10)
Residential mortgage-backed securities ("RMBS")
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	321	280
Fair value, continuous unrealized loss position for less than 12 months	373	583
Unrealized losses, continuous unrealized loss position for less than 12 months	(11)	(12)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	294	422
Fair value, continuous unrealized loss position for 12 months or more	1,182	1,939
Unrealized losses, continuous unrealized loss position for 12 months or more	(510)	(720)
Total unrealized losses
Total unrealized losses	(521)	(732)
Commercial mortgage-backed securities ("CMBS")
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	47	14
Fair value, continuous unrealized loss position for less than 12 months	378	158
Unrealized losses, continuous unrealized loss position for less than 12 months	(49)	(3)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	68	114
Fair value, continuous unrealized loss position for 12 months or more	489	835
Unrealized losses, continuous unrealized loss position for 12 months or more	(177)	(274)
Total unrealized losses
Total unrealized losses	(226)	(277)
Asset-backed securities ("ABS")
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	89	68
Fair value, continuous unrealized loss position for less than 12 months	960	762
Unrealized losses, continuous unrealized loss position for less than 12 months	(17)	(8)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	108	133
Fair value, continuous unrealized loss position for 12 months or more	1,020	1,313
Unrealized losses, continuous unrealized loss position for 12 months or more	(270)	(286)
Total unrealized losses
Total unrealized losses	(287)	(294)
Redeemable preferred stock
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	1
Investment grade fixed income securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	665	1,607
Fair value, continuous unrealized loss position for less than 12 months	4,480	13,280
Unrealized losses, continuous unrealized loss position for less than 12 months	(145)	(408)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	555	857
Fair value, continuous unrealized loss position for 12 months or more	3,773	6,217
Unrealized losses, continuous unrealized loss position for 12 months or more	(700)	(943)
Total unrealized losses
Total unrealized losses	(845)	(1,351)
Below investment grade fixed income securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	144	105
Fair value, continuous unrealized loss position for less than 12 months	951	705
Unrealized losses, continuous unrealized loss position for less than 12 months	(57)	(36)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	324	374
Fair value, continuous unrealized loss position for 12 months or more	2,078	2,587
Unrealized losses, continuous unrealized loss position for 12 months or more	(768)	(1,044)
Total unrealized losses
Total unrealized losses	(825)	(1,080)
Equity securities
Less than 12 months
Number of issues, continuous unrealized loss position for less than 12 months	1,397	773
Fair value, continuous unrealized loss position for less than 12 months	2,120	610
Unrealized losses, continuous unrealized loss position for less than 12 months	(203)	(48)
12 months or more
Number of issues, continuous unrealized loss position for 12 months or more	32	44
Fair value, continuous unrealized loss position for 12 months or more	30	91
Unrealized losses, continuous unrealized loss position for 12 months or more	$ (6)	$ (15)

Investments (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	$ 634
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost	1,250
Limited partnership impairment
Limited partnership interests	4,697	3,816
Write-downs of limited partnership	563	937	2,376
Fixed income securities
Limited partnership impairment
Write-downs of limited partnership	361	760	1,661
Investment grade fixed income securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	363
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost	482
Below investment grade fixed income securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost	693
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	486
Equity securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	70
Limited partnership impairment
Write-downs of limited partnership	139	57	264
Equity-method limited partnership interests
Limited partnership impairment
Limited partnership interests	3,130	2,470
Write-downs of limited partnership	2	1	11
Cost-method limited partnership interests
Limited partnership impairment
Limited partnership interests	1,570	1,350
Write-downs of limited partnership	$ 4	$ 45	$ 297

Investments (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 loan	Dec. 31, 2010
Investments
Threshold percentage of mortgage loans to total carrying value	5.00%
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	100.00%
Number of mortgage loans	629
Mortgage loans	$ 7,139	$ 6,679
Office buildings
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	27.90%	32.10%
Retail
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	24.80%	27.30%
Warehouse
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	19.40%	21.90%
Apartment complex
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	19.60%	12.80%
Other;
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	8.30%	5.90%
Mortgage loans in the process of foreclosure	43
California
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	22.60%	23.20%
Illinois
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	9.10%	9.40%
New York
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	5.80%	6.60%
New Jersey
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	6.50%	6.50%
Pennsylvania
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	5.30%	5.60%
Texas
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	6.20%	5.30%
Mortgage loans, not in foreclosure
Mortgage Loans on Real Estate
Mortgage loans	7,096
Mortgage loans, not in foreclosure | 2012
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	8.20%
Number of mortgage loans	59
Mortgage loans	580
Mortgage loans, not in foreclosure | 2013
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	6.60%
Number of mortgage loans	59
Mortgage loans	473
Mortgage loans, not in foreclosure | 2014
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	13.20%
Number of mortgage loans	70
Mortgage loans	935
Mortgage loans, not in foreclosure | 2015
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	13.30%
Number of mortgage loans	64
Mortgage loans	942
Mortgage loans, not in foreclosure | Thereafter
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	58.70%
Number of mortgage loans	377
Mortgage loans	$ 4,166

Investments (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Total mortgage loans	$ 7,139	$ 6,679
Mortgage loans.
Average carrying value and interest income recognized on impaired mortgage loans
Average impaired mortgage loans	210	278	327
Mortgage loans, non-impaired
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	6,659	5,923
Variable rate mortgage loans	236	567
Total mortgage loans	6,895	6,490
Net carrying value of impaired mortgage loans
Impaired mortgage loans with a valuation allowance	244	168
Impaired loans without a valuation allowance		21
Total impaired mortgage loans	244	189
Valuation allowance on impaired mortgage loans	63	84	95
Rollforward of the valuation allowance on impaired mortgage loans
Valuation allowance on impaired mortgage loans, beginning balance	84	95	4
Net increase in valuation allowance	37	65	97
Charge offs	(58)	(76)	(6)
Valuation allowance on impaired mortgage loans, ending balance	63	84	95
Carrying value of past due mortgage loans
Less than 90 days past due		12
90 days or greater past due	43	78
Total past due	43	90
Current loans	7,096	6,589
Carrying value of mortgage loans	7,139	6,679
Mortgage loans, non-impaired | Below 1.0
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	345	280
Total mortgage loans	345	280
Mortgage loans, non-impaired | 1.0 - 1.25
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	1,527	1,583
Variable rate mortgage loans	44	16
Total mortgage loans	1,571	1,599
Mortgage loans, non-impaired | 1.26 - 1.50
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	1,573	1,520
Variable rate mortgage loans	24	5
Total mortgage loans	1,597	1,525
Mortgage loans, non-impaired | Above 1.50
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans	3,214	2,540
Variable rate mortgage loans	168	546
Total mortgage loans	$ 3,382	$ 3,086

Investments (Details 14) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Municipal Bonds
Threshold percentage of municipal to total carrying value	5.00%
Securities loaned
Fixed income and equity securities loaned	$ 406,000,000	$ 448,000,000
Interest Income on collateral, net of fees	2,000,000	2,000,000	2,000,000
Other investment information
Below investment grade assets	6,010,000,000	6,660,000,000
Fixed income securities and short-term investments deposited with regulatory authorities	293,000,000
Non-income producing fixed income securities and other investments	$ 36,000,000
Shareholders' equity | Concentration of credit risk | Minimum
Municipal Bonds
Percentage of credit concentration risk of single issuer and affiliates of shareholder's equity	10.00%
California
Municipal Bonds
Percentage of municipal bonds carrying value	10.40%	12.30%
Texas
Municipal Bonds
Percentage of municipal bonds carrying value	7.70%	10.10%
Florida
Municipal Bonds
Percentage of municipal bonds carrying value	5.90%	5.80%
New York
Municipal Bonds
Percentage of municipal bonds carrying value	5.30%	4.30%

Fair Value of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Fixed income securities	$ 76,113	$ 79,612
Equity securities	4,363	4,811
Short-term Investments	1,291	3,279
Other investments:
Free-standing derivatives, assets	1	74	146
Separate account assets	6,984	8,676
Other liabilities:
Free-standing derivatives, liabilities	(96)	(95)	(91)
U.S. government and agencies
Assets
Fixed income securities	6,315	8,596
Municipal
Assets
Fixed income securities	14,241	15,934
Corporate
Assets
Fixed income securities	43,581	37,655
Foreign government
Assets
Fixed income securities	2,081	3,158
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	4,121	7,993
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	1,784	1,994
Asset-backed securities ("ABS")
Assets
Fixed income securities	3,966	4,244
Redeemable preferred stock
Assets
Fixed income securities	24	38
Quoted prices in active markets for identical assets (Level 1)
Other investments:
Total assets at fair value	15,313	18,142
Assets as a percent of assets measured at fair value	17.20%	18.70%
Other liabilities:
Free-standing derivatives, liabilities	(1)	(2)
Total liabilities at fair value	(1)	(2)
Liabilities as a percent of liabilities measured at fair value	0.10%	0.20%
Significant other observable inputs (Level 2)
Other investments:
Total assets at fair value	70,531	69,765
Assets as a percent of assets measured at fair value	79.30%	72.00%
Other liabilities:
Free-standing derivatives, liabilities	(112)	(529)
Total liabilities at fair value	(112)	(529)
Liabilities as a percent of liabilities measured at fair value	13.10%	52.10%
Significant unobservable inputs (Level 3)
Other investments:
Total assets at fair value	3,226	9,317
Assets as a percent of assets measured at fair value	3.60%	9.60%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(723)	(653)
Other liabilities:
Free-standing derivatives, liabilities	(96)	(95)
Total liabilities at fair value	(819)	(748)
Liabilities as a percent of liabilities measured at fair value	95.80%	73.60%
Counterparty and cash collateral netting
Other investments:
Total assets at fair value	(114)	(286)
Assets as a percent of assets measured at fair value	(0.10%)	(0.30%)
Other liabilities:
Free-standing derivatives, liabilities	77	263
Total liabilities at fair value	77	263
Liabilities as a percent of liabilities measured at fair value	(9.00%)	(25.90%)
Fair Value
Other investments:
Total assets at fair value	88,956	96,938
Assets as a percent of assets measured at fair value	100.00%	100.00%
Mortgage loans	19	111
Other investments	16
Limited partnership interests		9
Contractholder funds:
Derivatives embedded in life and annuity contracts	(723)	(653)
Other liabilities:
Free-standing derivatives, liabilities	(132)	(363)
Total liabilities at fair value	(855)	(1,016)
Liabilities as a percent of liabilities measured at fair value	100.00%	100.00%
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	4,707	4,976
Equity securities	3,433	4,316
Short-term Investments	188	174
Other investments:
Separate account assets	6,984	8,676
Other assets	1
Total assets at fair value	15,313	18,142
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	4,707	4,976
Recurring | Significant other observable inputs (Level 2)
Assets
Fixed income securities	68,260	65,577
Equity securities	887	432
Short-term Investments	1,103	3,105
Other investments:
Free-standing derivatives, assets	281	651
Total assets at fair value	70,531	69,765
Recurring | Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	1,608	3,620
Recurring | Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	12,909	13,918
Recurring | Significant other observable inputs (Level 2) | Corporate
Assets
Fixed income securities	42,176	35,747
Recurring | Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	2,081	3,158
Recurring | Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	4,070	6,199
Recurring | Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	1,724	1,071
Recurring | Significant other observable inputs (Level 2) | Asset-backed securities ("ABS")
Assets
Fixed income securities	3,669	1,827
Recurring | Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	23	37
Recurring | Significant unobservable inputs (Level 3)
Assets
Fixed income securities	3,146	9,059
Equity securities	43	63
Other investments:
Free-standing derivatives, assets	1	74
Other assets	1	1
Total assets at fair value	3,191	9,197
Recurring | Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	1,332	2,016
Recurring | Significant unobservable inputs (Level 3) | Corporate
Assets
Fixed income securities	1,405	1,908
Recurring | Significant unobservable inputs (Level 3) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	51	1,794
Recurring | Significant unobservable inputs (Level 3) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	60	923
Recurring | Significant unobservable inputs (Level 3) | Asset-backed securities ("ABS")
Assets
Fixed income securities	297	2,417
Recurring | Significant unobservable inputs (Level 3) | Redeemable preferred stock
Assets
Fixed income securities	1	1
Recurring | Counterparty and cash collateral netting
Other investments:
Free-standing derivatives, assets	(114)	(286)
Total assets at fair value	(114)	(286)
Recurring | Fair Value
Assets
Fixed income securities	76,113	79,612
Equity securities	4,343	4,811
Short-term Investments	1,291	3,279
Other investments:
Free-standing derivatives, assets	168	439
Separate account assets	6,984	8,676
Other assets	2
Total assets at fair value	88,921	96,818
Recurring | Fair Value | U.S. government and agencies
Assets
Fixed income securities	6,315	8,596
Recurring | Fair Value | Municipal
Assets
Fixed income securities	14,241	15,934
Recurring | Fair Value | Corporate
Assets
Fixed income securities	43,581	37,655
Recurring | Fair Value | Foreign government
Assets
Fixed income securities	2,081	3,158
Recurring | Fair Value | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	4,121	7,993
Recurring | Fair Value | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	1,784	1,994
Recurring | Fair Value | Asset-backed securities ("ABS")
Assets
Fixed income securities	3,966	4,244
Recurring | Fair Value | Redeemable preferred stock
Assets
Fixed income securities	24	38
Non-recurring | Significant unobservable inputs (Level 3)
Other investments:
Total assets at fair value	35	120
Non-recurring | Fair Value
Other investments:
Total assets at fair value	$ 35	$ 120

Fair Value of Assets and Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	$ 9,102	$ 10,171	$ 17,793
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(189)	(829)	(775)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	165	1,769	3,413
Purchases	997
Sales	(1,840)
Settlements	(561)
Purchases, sales, issuances and settlements, net		(770)	(1,929)
Transfers into Level 3	395	589
Transfers out of Level 3	(4,974)	(1,828)
Net transfers in and/or (out) of Level 3			(8,331)
Balance at end of period	3,095	9,102	10,171
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(103)	(318)	(374)
Fair value assets and liabilities measured on recurring basis, gain (loss) included in earnings
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	(323)	(860)	(627)
Effect to net income included in realized capital gains and losses	(221)	(901)	(889)
Effect to net income included in investment income	36	73	111
Effect to net income included in interest credited to contractholder funds	(106)	1	(3)
Effect to net income included in life and annuity contract benefits	(32)	31	(148)
Free-standing derivatives, assets	1	74	146
Free-standing derivatives, liabilities	96	95	91
Fixed income securities
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	9,059	10,045	17,819
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(88)	(634)	(834)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	165	1,764	3,412
Purchases	926
Sales	(1,839)
Settlements	(508)
Purchases, sales, issuances and settlements, net		(884)	(2,024)
Transfers into Level 3	395	589
Transfers out of Level 3	(4,964)	(1,821)
Net transfers in and/or (out) of Level 3			(8,328)
Balance at end of period	3,146	9,059	10,045
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(550)
Municipal
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	2,016	2,706	2,463
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(44)	(40)	(34)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	54	46	191
Purchases	14
Sales	(689)
Settlements	(7)
Purchases, sales, issuances and settlements, net		(588)	(202)
Transfers into Level 3	70	38
Transfers out of Level 3	(82)	(146)
Net transfers in and/or (out) of Level 3			288
Balance at end of period	1,332	2,016	2,706
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(34)
Corporate
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	1,908	2,241	10,195
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	62	5	(20)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	(44)	115	1,216
Purchases	387
Sales	(537)
Settlements	(87)
Purchases, sales, issuances and settlements, net		(167)	(1,411)
Transfers into Level 3	239	444
Transfers out of Level 3	(523)	(730)
Net transfers in and/or (out) of Level 3			(7,739)
Balance at end of period	1,405	1,908	2,241
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			53
Foreign government
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period		20
Purchases, sales, issuances and settlements, net		(20)	80
Net transfers in and/or (out) of Level 3			(60)
Balance at end of period			20
Residential mortgage-backed securities ("RMBS")
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	1,794	1,671	2,988
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(86)	(421)	(179)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	107	736	283
Purchases	4
Sales	(378)
Settlements	(134)
Purchases, sales, issuances and settlements, net		(135)	(470)
Transfers out of Level 3	(1,256)	(57)
Net transfers in and/or (out) of Level 3			(951)
Balance at end of period	51	1,794	1,671
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(128)
Commercial mortgage-backed securities ("CMBS")
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	923	1,404	457
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(43)	(233)	(399)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	113	592	804
Purchases	17
Sales	(66)
Settlements	(4)
Purchases, sales, issuances and settlements, net		(526)	(42)
Transfers into Level 3	86	107
Transfers out of Level 3	(966)	(421)
Net transfers in and/or (out) of Level 3			584
Balance at end of period	60	923	1,404
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(318)
Asset-backed securities ("ABS")
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	2,417	2,001	1,714
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	23	55	(202)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	(65)	275	918
Purchases	504
Sales	(169)
Settlements	(276)
Purchases, sales, issuances and settlements, net		553	21
Transfers out of Level 3	(2,137)	(467)
Net transfers in and/or (out) of Level 3			(450)
Balance at end of period	297	2,417	2,001
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(122)
Redeemable preferred stock
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period		2	2
Purchases, sales, issuances and settlements, net		(1)
Balance at end of period	1	1	2
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(1)
Equity securities
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	63	69	74
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(10)	8	(4)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position		5	1
Purchases	1
Sales	(1)
Purchases, sales, issuances and settlements, net		(12)	1
Transfers out of Level 3	(10)	(7)
Net transfers in and/or (out) of Level 3			(3)
Balance at end of period	43	63	69
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(5)
Free-standing derivatives, net
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	(21)	55	(101)
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(91)	(202)	62
Purchases	70
Settlements	(53)
Purchases, sales, issuances and settlements, net		126	94
Balance at end of period	(95)	(21)	55
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			180
Other assets.
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period		2	1
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets		(1)	1
Balance at end of period	1	1	2
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			$ 1

Fair Value of Assets and Liabilities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation Calculation
Balance at the beginning of the period	$ (653)	$ (110)	$ (265)
Total realized and unrealized gains (losses) included in net income, recurring Level 3 liabilities	(134)	(31)	148
Transfers into Level 3		(515)
Issuances	(100)
Settlements	164
Purchases, sales, issuances and settlements, net		3	7
Balance at the end of the period	(723)	(653)	(110)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(134)	(31)	148
Derivatives embedded in life and annuity contracts
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation Calculation
Balance at the beginning of the period	(653)	(110)	(265)
Total realized and unrealized gains (losses) included in net income, recurring Level 3 liabilities	(134)	(31)	148
Transfers into Level 3		(515)
Issuances	(100)
Settlements	164
Purchases, sales, issuances and settlements, net		3	7
Balance at the end of the period	(723)	(653)	(110)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings			$ 148

Fair Value of Assets and Liabilities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ (103)	$ (318)	$ (374)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(134)	(31)	148
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	(237)	(349)	(226)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in realized capital gains and losses	(147)	(402)	(486)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	44	86	106
Losses (gains) for Level 3 assets still held at the balance sheet date, included in interest credited to contractholder funds	(102)	(2)	6
Losses (gains) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	(32)	(31)	148
Fixed income securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(52)	(253)
Municipal
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(28)	(33)
Corporate
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	20	40
Residential mortgage-backed securities ("RMBS")
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings		(292)
Commercial mortgage-backed securities ("CMBS")
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(11)	(28)
Asset-backed securities ("ABS")
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(33)	60
Equity securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(10)	(3)
Free-standing derivatives, net
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(41)	(61)
Other assets.
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings		(1)
Derivatives embedded in life and annuity contracts
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ (134)	$ (31)

Fair Value of Assets and Liabilities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial assets
Mortgage loans	$ 7,139	$ 6,679
Financial liabilities
Long-term debt	5,908	5,908
Liability for collateral	462	484	658	340
Carrying value
Financial assets
Mortgage loans	7,139	6,679
Limited partnership interests - cost basis	1,569	1,348
Bank loans	339	363
Financial liabilities
Contractholder funds on investment contracts	30,192	36,163
Long-term debt	5,908	5,908
Liability for collateral	462	484
Fair Value
Financial assets
Mortgage loans	7,350	6,439
Limited partnership interests - cost basis	1,838	1,481
Bank loans	328	355
Financial liabilities
Contractholder funds on investment contracts	30,499	35,194
Long-term debt	6,312	6,325
Liability for collateral	$ 462	$ 484

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011 contract	Dec. 31, 2010 contract
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 13,811	$ 9,255
Total liability derivatives, Notional amount	9,046	24,651
Total derivatives, Notional amount	22,857	33,906
Total asset derivatives, Number of contracts	17,352	48,163
Total liability derivatives, Number of contracts	15,677	36,735
Total derivatives, Number of contracts	33,029	84,898
Asset derivatives, Gross asset	273	800
Asset derivatives, Gross liability	(168)	(146)
Total asset derivatives, Fair value, net	105	654
Liability derivatives, Gross asset	22	211
Liability derivatives, Gross liability	(879)	(1,223)
Total liability derivatives, Fair value, net	(857)	(1,012)
Total derivatives, Fair value, net	(752)	(358)
Number of stock rights held by the company related to derivative contracts (in shares)	10,798	2,768
Number of stock warrants held by the company related to derivative contracts (in shares)	4,392,937	1,379,932
Securities pledged in the form of margin deposits	11
Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	271	220
Total liability derivatives, Notional amount	78	3,918
Asset derivatives, Gross asset	3	3
Asset derivatives, Gross liability	(16)	(19)
Total asset derivatives, Fair value, net	(13)	(16)
Liability derivatives, Gross asset		84
Liability derivatives, Gross liability	(12)	(221)
Total liability derivatives, Fair value, net	(12)	(137)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	13,540	9,035
Total liability derivatives, Notional amount	8,968	20,733
Total asset derivatives, Number of contracts	17,352	48,163
Total liability derivatives, Number of contracts	15,677	36,735
Asset derivatives, Gross asset	270	797
Asset derivatives, Gross liability	(152)	(127)
Total asset derivatives, Fair value, net	118	670
Liability derivatives, Gross asset	22	127
Liability derivatives, Gross liability	(867)	(1,002)
Total liability derivatives, Fair value, net	(845)	(875)
Foreign currency and interest rate swap agreements | Other liabilities and accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount		435
Liability derivatives, Gross asset		34
Total liability derivatives, Fair value, net		34
Foreign currency and interest rate swap agreements | Contractholder funds. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Liability derivatives, Gross asset		28
Total liability derivatives, Fair value, net		28
Interest rate swap agreements | Other investments. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	144	156
Asset derivatives, Gross liability	(8)	(18)
Total asset derivatives, Fair value, net	(8)	(18)
Interest rate swap agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	8,028	1,469
Asset derivatives, Gross asset	137	81
Asset derivatives, Gross liability	(15)	(16)
Total asset derivatives, Fair value, net	122	65
Interest rate swap agreements | Other liabilities and accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	28	3,345
Liability derivatives, Gross asset		20
Liability derivatives, Gross liability	(5)	(201)
Total liability derivatives, Fair value, net	(5)	(181)
Interest rate swap agreements | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	85	4,543
Liability derivatives, Gross asset	8	97
Liability derivatives, Gross liability		(68)
Total liability derivatives, Fair value, net	8	29
Interest rate swap agreements | Contractholder funds. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Liability derivatives, Gross asset		2
Total liability derivatives, Fair value, net		2
Foreign currency swap agreements | Other investments. | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	127	64
Asset derivatives, Gross asset	3	3
Asset derivatives, Gross liability	(8)	(1)
Total asset derivatives, Fair value, net	(5)	2
Foreign currency swap agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	50	90
Asset derivatives, Gross asset	6	6
Total asset derivatives, Fair value, net	6	6
Foreign currency swap agreements | Other liabilities and accrued expenses | Derivatives designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	50	138
Liability derivatives, Gross liability	(7)	(20)
Total liability derivatives, Fair value, net	(7)	(20)
Interest rate swaption agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	1,750	4,161
Asset derivatives, Gross asset		50
Total asset derivatives, Fair value, net		50
Interest rate swaption agreements | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	1,250	4,400
Liability derivatives, Gross asset		18
Total liability derivatives, Fair value, net		18
Interest rate cap and floor agreements | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	1,591	226
Asset derivatives, Gross asset		1
Asset derivatives, Gross liability	(12)	(3)
Total asset derivatives, Fair value, net	(12)	(2)
Interest rate cap and floor agreements | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	914	3,216
Liability derivatives, Gross asset		1
Liability derivatives, Gross liability	(9)	(23)
Total liability derivatives, Fair value, net	(9)	(22)
Financial futures contracts and options | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Number of contracts		8,000
Asset derivatives, Gross asset		3
Total asset derivatives, Fair value, net		3
Financial futures contracts and options | Other assets. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Number of contracts	40	1,420
Financial futures contracts and options | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Number of contracts		15,150
Liability derivatives, Gross liability		(1)
Total liability derivatives, Fair value, net		(1)
Options and futures | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	163	64
Total asset derivatives, Number of contracts	15,180	38,451
Asset derivatives, Gross asset	104	359
Total asset derivatives, Fair value, net	104	359
Options and futures | Other assets. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Number of contracts	2,132	292
Asset derivatives, Gross asset	1
Total asset derivatives, Fair value, net	1
Options and futures | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount		64
Total liability derivatives, Number of contracts	15,677	21,585
Liability derivatives, Gross asset		2
Liability derivatives, Gross liability	(50)	(170)
Total liability derivatives, Fair value, net	(50)	(168)
Foreign currency forwards and options | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	190	257
Asset derivatives, Gross asset	3	7
Asset derivatives, Gross liability	(2)	(1)
Total asset derivatives, Fair value, net	1	6
Foreign currency forwards and options | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	96	316
Liability derivatives, Gross asset		2
Liability derivatives, Gross liability	(1)	(1)
Total liability derivatives, Fair value, net	(1)	1
Conversion options | Fixed income securities | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	5	820
Asset derivatives, Gross asset		238
Asset derivatives, Gross liability		(2)
Total asset derivatives, Fair value, net		236
Equity-indexed call options | Fixed income securities | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	150	300
Asset derivatives, Gross asset	11	47
Total asset derivatives, Fair value, net	11	47
Credit default swaps | Fixed income securities | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	172	181
Asset derivatives, Gross liability	(115)	(88)
Total asset derivatives, Fair value, net	(115)	(88)
Other embedded derivative financial instruments | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	1,000	1,000
Other embedded derivative financial instruments | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	85	85
Liability derivatives, Gross liability	(8)	(3)
Total liability derivatives, Fair value, net	(8)	(3)
Guaranteed accumulation benefits | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	917	1,067
Liability derivatives, Gross liability	(105)	(88)
Total liability derivatives, Fair value, net	(105)	(88)
Guaranteed withdrawal benefits | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	613	739
Liability derivatives, Gross liability	(57)	(47)
Total liability derivatives, Fair value, net	(57)	(47)
Equity-indexed and forward starting options in life and annuity product contracts | Contractholder funds. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	3,996	4,694
Liability derivatives, Gross liability	(553)	(515)
Total liability derivatives, Fair value, net	(553)	(515)
Credit Default Swaps - Buying Protection | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	265	299
Asset derivatives, Gross asset	6	2
Asset derivatives, Gross liability	(3)	(7)
Total asset derivatives, Fair value, net	3	(5)
Credit Default Swaps - Buying Protection | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	509	1,127
Liability derivatives, Gross asset	12	6
Liability derivatives, Gross liability	(5)	(19)
Total liability derivatives, Fair value, net	7	(13)
Credit Default Swaps - Selling Protection | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	167	150
Asset derivatives, Gross asset	1	2
Asset derivatives, Gross liability	(5)	(10)
Total asset derivatives, Fair value, net	(4)	(8)
Credit Default Swaps - Selling Protection | Other liabilities and accrued expenses | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total liability derivatives, Notional amount	503	482
Liability derivatives, Gross asset	2	1
Liability derivatives, Gross liability	(79)	(67)
Total liability derivatives, Fair value, net	(77)	(66)
Other contracts | Other investments. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	5	13
Other contracts | Other assets. | Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value
Total asset derivatives, Notional amount	4	5
Asset derivatives, Gross asset	1	1
Total asset derivatives, Fair value, net	$ 1	$ 1

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Gain (loss) recognized in OCI on derivatives during the period	$ 4	$ 3	$ (35)
Loss recognized in OCI on derivatives during the term of the hedging relationship	(17)	(22)	(23)
Gain reclassified from AOCI into income (net investment income)			2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)	(1)	2	(3)
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(47)	(139)	97
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(454)	(471)	311
Total gain (loss) recognized in net income on derivatives	(501)	(610)	408
Gain (Loss) on cash flow hedge ineffectiveness, net	(8)	7	(1)
Net investment income.
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(2)	(139)	30
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			(1)
Total gain (loss) recognized in net income on derivatives	(2)	(139)	29
Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(8)	7	3
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(388)	(608)	206
Total gain (loss) recognized in net income on derivatives	(396)	(601)	209
Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(32)	(28)	158
Total gain (loss) recognized in net income on derivatives	(32)	(28)	158
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(37)	(7)	64
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(33)	150	(66)
Total gain (loss) recognized in net income on derivatives	(70)	143	(2)
Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1)	15	14
Total gain (loss) recognized in net income on derivatives	(1)	15	14
Foreign currency and interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(32)	(20)	68
Foreign currency and interest rate contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives		(2)	(9)
Foreign currency and interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(32)	(18)	77
Interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(15)	(119)	29
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(304)	(496)	255
Interest rate contracts | Net investment income.
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(2)	(139)	30
Interest rate contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(8)	9	12
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(304)	(496)	255
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(5)	11	(13)
Foreign currency contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(10)	(13)	(3)
Foreign currency contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(12)	(10)	7
Foreign currency contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2	(3)	(10)
Equity and index contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(48)	40	(21)
Equity and index contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(43)	(91)	(160)
Equity and index contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(2)	113	115
Equity and index contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(3)	18	24
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(107)	3	96
Embedded derivative financial instruments | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(37)	(3)	122
Embedded derivative financial instruments | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(32)	(28)	158
Embedded derivative financial instruments | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(38)	34	(184)
Credit default swaps
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8	(8)	(18)
Credit default swaps | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8	(8)	(18)
Other contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	7	3	2
Other contracts | Net investment income.
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			(1)
Other contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 7	$ 3	$ 3

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	$ 41	$ 48	$ (13)
Contractholder funds | Interest credited to contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	41	48	(13)
Investments;
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	(26)	33	(164)
Investments; | Net investment income.
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on hedged risk	26	33	(164)
Interest rate contracts
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	11	(24)	150
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(7)		(26)
Interest rate contracts | Net investment income.
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(26)	(33)	164
Interest rate contracts | Realized capital gains and losses
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(8)	9	12
Foreign currency and interest rate contracts
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(34)	(50)	30
Foreign currency and interest rate contracts | Interest credited to contractholder funds
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives	(34)	(48)	39
Foreign currency and interest rate contracts | Realized capital gains and losses
Derivative Instruments Change in Fair Value of Fair Value Hedges
Gain (loss) on derivatives		$ (2)	$ (9)

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 counterparties	Dec. 31, 2010 counterparties
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Cash and securities pledged as collateral by counterparties	$ 64
Securities pledged as collateral to counterparties	82
Collateral posted under MNAs, credit-risk-contingent provisions in a liability position	76	171
Collateral posted under MNAs for contracts without credit-risk-contingent liabilities	6
Credit Derivatives
Number of counter-parties	12	11
Notional amount	12,230	9,079
Credit exposure	108	107
Exposure, net of collateral	48	74
Gross liability fair value of contracts containing credit-risk-contingent features	153	448
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(69)	(255)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(76)	(171)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	8	22
AA-
Credit Derivatives
Number of counter-parties	1	2
Notional amount	25	2,322
Credit exposure	1	43
Exposure, net of collateral	1	16
A+
Credit Derivatives
Number of counter-parties	4	5
Notional amount	3,026	3,189
Credit exposure	26	16
Exposure, net of collateral	5	10
A
Credit Derivatives
Number of counter-parties	3	3
Notional amount	5,307	3,479
Credit exposure	15	17
Exposure, net of collateral	1	17
A-
Credit Derivatives
Number of counter-parties	2	1
Notional amount	3,815	89
Credit exposure	25	31
Exposure, net of collateral		31
BBB+
Credit Derivatives
Number of counter-parties	2
Notional amount	57
Credit exposure	41
Exposure, net of collateral	$ 41

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2011 Credit default swaps	Dec. 31, 2010 Credit default swaps	Dec. 31, 2011 Credit default swaps Single name	Dec. 31, 2010 Credit default swaps Single name	Dec. 31, 2011 Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 Credit default swaps Single name High yield debt	Dec. 31, 2010 Credit default swaps Single name High yield debt	Dec. 31, 2011 Credit default swaps Single name Municipal.	Dec. 31, 2010 Credit default swaps Single name Municipal.	Dec. 31, 2011 Credit default swaps Baskets	Dec. 31, 2010 Credit default swaps Baskets	Dec. 31, 2011 Credit default swaps Tranche Investment grade corporate debt	Dec. 31, 2010 Credit default swaps Tranche Investment grade corporate debt	Dec. 31, 2011 Credit default swaps First-to-default Municipal.	Dec. 31, 2010 Credit default swaps First-to-default Municipal.	Dec. 31, 2011 AA Credit default swaps	Dec. 31, 2010 AA Credit default swaps	Dec. 31, 2011 AA Credit default swaps Single name	Dec. 31, 2010 AA Credit default swaps Single name	Dec. 31, 2011 AA Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 AA Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 AA Credit default swaps Single name Municipal.	Dec. 31, 2010 AA Credit default swaps Single name Municipal.	Dec. 31, 2011 A Credit default swaps	Dec. 31, 2010 A Credit default swaps	Dec. 31, 2011 A Credit default swaps Single name	Dec. 31, 2010 A Credit default swaps Single name	Dec. 31, 2011 A Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 A Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 A Credit default swaps Baskets	Dec. 31, 2010 A Credit default swaps Baskets	Dec. 31, 2011 A Credit default swaps First-to-default Municipal.	Dec. 31, 2010 A Credit default swaps First-to-default Municipal.	Dec. 31, 2011 BBB Credit default swaps	Dec. 31, 2010 BBB Credit default swaps	Dec. 31, 2011 BBB Credit default swaps Single name	Dec. 31, 2010 BBB Credit default swaps Single name	Dec. 31, 2011 BBB Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 BBB Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 BB and lower Credit default swaps	Dec. 31, 2010 BB and lower Credit default swaps	Dec. 31, 2011 BB and lower Credit default swaps Single name	Dec. 31, 2010 BB and lower Credit default swaps Single name	Dec. 31, 2011 BB and lower Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2010 BB and lower Credit default swaps Single name Investment grade corporate debt	Dec. 31, 2011 BB and lower Credit default swaps Single name High yield debt	Dec. 31, 2010 BB and lower Credit default swaps Single name High yield debt	Dec. 31, 2011 BB and lower Credit default swaps Baskets	Dec. 31, 2010 BB and lower Credit default swaps Baskets	Dec. 31, 2011 BB and lower Credit default swaps Tranche Investment grade corporate debt	Dec. 31, 2010 BB and lower Credit default swaps Tranche Investment grade corporate debt
Credit Derivatives
Notional amount		$ 670	$ 632	$ 505	$ 467	$ 368	$ 326	$ 2	$ 6	$ 135	$ 135	$ 165	$ 165	$ 65	$ 65	$ 100	$ 100	$ 225	$ 185	$ 225	$ 185	$ 90	$ 50	$ 135	$ 135	$ 188	$ 248	$ 88	$ 148	$ 88	$ 148	$ 100	$ 100	$ 100	$ 100	$ 160	$ 103	$ 160	$ 103	$ 160	$ 103	$ 97	$ 96	$ 32	$ 31	$ 30	$ 25	$ 2	$ 6	$ 65	$ 65	$ 65	$ 65
Fair value		$ (81)	$ (74)	$ (19)	$ (18)	$ (7)	$ (4)			$ (12)	$ (14)	$ (62)	$ (56)	$ (29)	$ (19)	$ (33)	$ (37)
Term of credit default swaps (in years)	5Y
Number of credit derivative reference entity	125

Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Commitments to invest in limited partnership interests	$ 2,015	$ 1,471
Commitments to extend mortgage loans	84
Private placement commitments	83	159
Other loan commitments	26	38
Fair value of commitments to extend mortgage loans	$ 1

Reserve for Property-Liability Insurance Claims and Claims Expense (Details) (Property-Liability, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property-Liability
Activity in the reserve for property-liability insurance claims and claims expense:
Balance at beginning of period	$ 19,468	$ 19,167	$ 19,456
Less reinsurance recoverables	2,072	2,139	2,274
Net balance at beginning of period	17,396	17,028	17,182
Esurance acquisition	425
Incurred claims and claims expense related to:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)
Total incurred	20,161	18,951	18,746
Claims and claims expense paid related to:
Current year	13,893	12,012	11,905
Prior years	6,302	6,571	6,995
Total paid	20,195	18,583	18,900
Net balance at end of period	17,787	17,396	17,028
Plus reinsurance recoverables	2,588	2,072	2,139
Balance at end of period	$ 20,375	$ 19,468	$ 19,167

Reserve for Property-Liability Insurance Claims and Claims Expense (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total auto
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	$ (381)	$ (179)
Catastrophes
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	3,820	2,210	2,070
Reserve reestimates | Total auto
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves			(57)
Reserve reestimates | Homeowners
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves			(168)
Reserve reestimates | Other personal lines
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	94	15	89
Catastrophe loss reestimates
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	130	163	169
Catastrophe loss reestimates | Homeowners
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	$ (69)	$ (23)

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 14,406	$ 13,450
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Premium deficiency reserve	(594)	(9)
Structured settlement annuities
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	7,075	6,500
Structured settlement annuities | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	9.30%
Structured settlement annuities | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	0.00%
Other immediate fixed annuities
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	2,350	2,205
Other immediate fixed annuities | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	11.50%
Other immediate fixed annuities | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	0.90%
Traditional life insurance
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	3,004	2,938
Traditional life insurance | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	11.30%
Traditional life insurance | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	4.00%
Accident and health insurance
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	1,859	1,720
Accident and health insurance | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	5.30%
Accident and health insurance | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	3.00%
Other
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 118	$ 87
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Percentage of Annuity 2000 mortality table rate used in calculating the reserve for variable annuity guaranteed minimum death benefits	100.00%
Other | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	5.10%
Other | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	4.00%

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Interest-sensitive life insurance	Dec. 31, 2010 Interest-sensitive life insurance	Dec. 31, 2011 Equity-indexed life insurance Maximum	Dec. 31, 2011 Equity-indexed life insurance Minimum	Dec. 31, 2011 Other life insurance Maximum	Dec. 31, 2011 Other life insurance Minimum	Dec. 31, 2011 Fixed annuities	Dec. 31, 2010 Fixed annuities	Dec. 31, 2011 Immediate fixed annuities Maximum	Dec. 31, 2011 Immediate fixed annuities Minimum	Dec. 31, 2011 Equity indexed fixed annuities Maximum	Dec. 31, 2011 Equity indexed fixed annuities Minimum	Dec. 31, 2011 Other fixed annuities Maximum	Dec. 31, 2011 Other fixed annuities Minimum	Dec. 31, 2011 Funding agreements backing medium-term notes	Dec. 31, 2010 Funding agreements backing medium-term notes	Dec. 31, 2011 Funding agreements backing medium-term notes Maximum	Dec. 31, 2011 Funding agreements backing medium-term notes Minimum	Dec. 31, 2011 Other investment contracts	Dec. 31, 2010 Other investment contracts	Dec. 31, 2011 Other investment contracts Maximum	Dec. 31, 2011 Other investment contracts Minimum	Dec. 31, 2010 Allstate Bank deposits
Contractholder funds
Total contractholder funds	$ 42,332	$ 48,195	$ 52,582	$ 10,826	$ 10,675					$ 29,049	$ 33,166							$ 1,929	$ 2,749			$ 528	$ 514			$ 1,091
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)						11.00%	0.00%	6.00%	1.50%			9.90%	0.00%	11.00%	(8.00%)	6.60%	0.20%			5.80%	0.90%			10.30%	1.80%
Period for withdrawal or surrender charges (in years)				20 years
Maximum period for withdrawal or surrender charges (in years)										10 years
Percent of fixed annuities subject to market value adjustment for discretionary withdrawals										25.30%

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contractholder funds activity
Balance at beginning of period	$ 48,195	$ 52,582
Deposits	2,318	3,438
Interest credited	1,629	1,794
Benefits	(1,461)	(1,552)
Surrenders and partial withdrawals	(6,398)	(5,203)
Maturities and retirements of institutional products	(867)	(1,833)
Contract charges	(1,028)	(983)
Net transfers from separate accounts	12	11
Fair value hedge adjustments for institutional products	(34)	(196)
Other adjustments	(34)	137
Balance at end of period	$ 42,332	$ 48,195

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 4) (Variable annuities, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Variable annuity contracts with guarantees
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds	$ 5,540,000,000	$ 6,940,000,000
Account balances of separate accounts with guarantees, invested in money market mutual funds	837,000,000	1,090,000,000
In the event of death
Variable annuity contracts with guarantees
Separate account value in the event of death	6,372,000,000	8,029,000,000
Net amount at risk in the event of death	1,502,000,000	1,402,000,000
Average attained age of contractholders (in years)	66	66
Liability for guarantees related to income benefits
Variable annuity contracts with guarantees
Separate account value at annuitization	1,489,000,000	1,945,000,000
Net amount at risk at annuitization	574,000,000	580,000,000
Weighted average waiting period until annuitization or guarantee date (in years)	1	2
For cumulative periodic withdrawals
Variable annuity contracts with guarantees
Separate account value	587,000,000	735,000,000
Net amount at risk	27,000,000	21,000,000
Accumulation at specified dates
Variable annuity contracts with guarantees
Separate account value	906,000,000	1,100,000,000
Net amount at risk	$ 78,000,000	$ 64,000,000
Weighted average waiting period until annuitization or guarantee date (in years)	6	7

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Liability for guarantees related to death benefits and interest-sensitive life products	Dec. 31, 2010 Liability for guarantees related to death benefits and interest-sensitive life products	Dec. 31, 2011 Liability for guarantees related to income benefits	Dec. 31, 2010 Liability for guarantees related to income benefits	Dec. 31, 2011 Liability for guarantees related to accumulation and withdrawal benefits	Dec. 31, 2009 Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for guarantees:
Balance at beginning of period	$ 599	$ 550	$ 236	$ 155	$ 227	$ 287	$ 136	$ 108
Less reinsurance recoverables	438	484	93	109	210	268	135	107
Net balance at beginning of period	161	66	143	46	17	19	1	1
Incurred guaranteed benefits	30	95	30	97	(1)	(2)	1
Net change	30	95	30	97	(1)	(2)	1
Net balance at end of period	191	161	173	143	16	17	2	1
Plus reinsurance recoverables	453	438	116	93	175	210	162	107
Balance at end of period	$ 644	$ 599	$ 289	$ 236	$ 191	$ 227	$ 164	$ 108

Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liabilities for guarantees:
Liability for guarantees	$ 644	$ 599	$ 550
Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	191	227	287
Variable annuities | In the event of death
Liabilities for guarantees:
Liability for guarantees	116	85	92
Variable annuities | Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	175	211	269
Variable annuities | Accumulation at specified dates
Liabilities for guarantees:
Liability for guarantees	105	88	66
Variable annuities | For cumulative periodic withdrawals
Liabilities for guarantees:
Liability for guarantees	57	47	41
Variable annuities | Other guarantees
Liabilities for guarantees:
Liability for guarantees	$ 191	$ 168	$ 82

Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property-liability insurance premiums written
Direct	$ 27,066	$ 26,984	$ 26,980
Assumed	22	29	41
Ceded	(1,108)	(1,106)	(1,050)
Property-liability insurance premiums written, net of reinsurance	25,980	25,907	25,971
Property-liability insurance premiums earned
Direct	27,016	27,015	27,200
Assumed	24	34	50
Ceded	(1,098)	(1,092)	(1,056)
Property-liability insurance premiums earned, net of reinsurance	25,942	25,957	26,194
Life and annuity premiums and contract charges
Direct	2,953	2,935	2,757
Assumed	35	37	39
Ceded	(750)	(804)	(838)
Life and annuity premiums and contract charges, net of reinsurance	$ 2,238	$ 2,168	$ 1,958

Reinsurance (Details 2) (USD $)	12 Months Ended							7 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended			7 Months Ended				12 Months Ended											12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Michigan Catastrophic Claim Association	Jun. 30, 2011 Michigan Catastrophic Claim Association	Dec. 31, 2011 Michigan Catastrophic Claim Association	Dec. 31, 2010 Michigan Catastrophic Claim Association	Dec. 31, 2010 Florida Hurricane Catastrophe Fund	Jun. 30, 2012 Florida Hurricane Catastrophe Fund	May 31, 2012 Florida Hurricane Catastrophe Fund	Dec. 31, 2011 Florida Hurricane Catastrophe Fund	Dec. 31, 2010 Florida Hurricane Catastrophe Fund	Dec. 31, 2009 Florida Hurricane Catastrophe Fund	Dec. 31, 2011 National Flood Insurance Program	Dec. 31, 2010 National Flood Insurance Program	Dec. 31, 2009 National Flood Insurance Program	Jun. 30, 2011 Catastrophe reinsurance	Dec. 31, 2011 Catastrophe reinsurance layer	Dec. 31, 2010 Catastrophe reinsurance	Dec. 31, 2009 Catastrophe reinsurance	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement, coverage A	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement, coverage B	Dec. 31, 2011 Top and drop excess catastrophe reinsurance agreement, coverage A and B combination	May 31, 2012 New Jersey Excess Catastrophe Reinsurance agreement layer Y	Dec. 31, 2011 New Jersey Excess Catastrophe Reinsurance agreement contract	May 31, 2012 New Jersey agreement, first layer contract	May 31, 2012 New Jersey agreement, second layer	Dec. 31, 2011 Kentucky agreement subject to three limits limit	Dec. 31, 2011 Kentucky agreement subject to two limits limit contract	Dec. 31, 2011 Pennsylvania agreement subject to three limits limit	Dec. 31, 2011 Pennsylvania agreement subject to two limits contract limit	May 31, 2012 Castle Key Insurance Company and its subsidiaries agreements agreement	Dec. 31, 2011 Lloyd's of London	Dec. 31, 2010 Lloyd's of London	Dec. 31, 2011 Property-Liability	Dec. 31, 2010 Property-Liability	Dec. 31, 2009 Property-Liability	Dec. 31, 2008 Property-Liability	Dec. 31, 2011 Property-Liability Westport Insurance Corporation	Dec. 31, 2010 Property-Liability Westport Insurance Corporation	Dec. 31, 2011 Allstate Protection Catastrophe reinsurance contract	Dec. 31, 2011 Discontinued Lines and Coverages	Dec. 31, 2010 Discontinued Lines and Coverages
Reinsurance recoverable
Total amounts recoverable from reinsurers, industry pools or facilities	$ 7,251,000,000	$ 6,552,000,000				$ 1,710,000,000	$ 1,240,000,000	$ 41,000,000				$ 41,000,000		$ 33,000,000	$ 10,000,000																			$ 193,000,000	$ 183,000,000	$ 2,670,000,000	$ 2,150,000,000
Reinsurance recoverables related to losses paid by the Company and billed to reinsurers																																				86,000,000	81,000,000
Reinsurance recoverables related to ceded unpaid losses																																				2,588,000,000	2,072,000,000	2,139,000,000	2,274,000,000
Largest reinsurance recoverable from a single reinsurer																																								98,000,000	56,000,000
Maximum amount due from any single reinsurer not separately disclosed																																				36,000,000	37,000,000
Allowance for uncollectible reinsurance																																											103,000,000	142,000,000
Retention level per claim				500,000	480,000
Ceded premiums earned	1,098,000,000	1,092,000,000	1,056,000,000								27,000,000	15,000,000	13,000,000	312,000,000	306,000,000	298,000,000		531,000,000	582,000,000	616,000,000
Ceded losses incurred	927,000,000	271,000,000	415,000,000								8,000,000	10,000,000	47,000,000	196,000,000	50,000,000	111,000,000
Percent of losses in excess of retention level to be reimbursed								90.00%
Retention level for losses related to two largest hurricanes								10,000,000		100,000,000
Retention level for losses related to other hurricanes								33,000,000		33,000,000
Maximum Retention level for losses related to hurricanes									349,000,000	349,000,000
Contracts number																										3	1			1		1										3
Retention percentage of reinsurance limit																						47.50%	95.00%		32.00%		63.00%	68.00%		95.00%		95.00%
Limit of aggregate losses under aggregate excess agreement																		3,250,000,000			250,000,000	500,000,000	250,000,000	500,000,000	400,000,000		300,000,000	200,000,000	25,000,000		100,000,000		916,700,000
Number of separate catastrophe reinsurance agreements coordinating coverage for excess losses for Castle Key																																	5
Term of catastrophe reinsurance agreement contract one (in years)																	1 year
Term of catastrophe reinsurance agreement contract two (in years)																	2 years
Term of catastrophe reinsurance agreement contract three (in years)																	3 years
Number of layers in which catastrophe reinsurance agreement contracts are placed																		6							2
Number of layers subject to reinstatement in which catastrophe reinsurance agreement contracts are placed																		5							1
Retention amount for catastrophe reinsurance agreement contracts																		500,000,000				3,250,000,000	750,000,000				200,000,000	500,000,000	5,000,000		100,000,000		30,000,000
Losses otherwise recoverable as per catastrophe reinsurance agreement contracts																		$ 250,000,000					$ 500,000,000		$ 150,000,000								$ 10,000,000
Number of limits																													3	2	3	2
Term of catastrophe reinsurance agreement contract (in years)																									3

Reinsurance (Details 3) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	45 Months Ended	106 Months Ended		12 Months Ended									9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 1998 Allstate Financial	Dec. 31, 2011 Allstate Financial agreement	Mar. 31, 2011 Allstate Financial	Jun. 30, 2007 Allstate Financial	Dec. 31, 2010 Allstate Financial	Dec. 31, 2011 Allstate Financial Prudential	Dec. 31, 2010 Allstate Financial Prudential	Dec. 31, 2009 Allstate Financial Prudential	Dec. 31, 2011 Allstate Financial Citigroup Subsidiaries and Scottish Re	Dec. 31, 2010 Allstate Financial Citigroup Subsidiaries and Scottish Re	Dec. 31, 2011 Allstate Financial Annuities	Dec. 31, 2010 Allstate Financial Annuities	Dec. 31, 2011 Allstate Financial Life insurance	Dec. 31, 2010 Allstate Financial Life insurance	Dec. 31, 2011 Allstate Financial Single life	Dec. 31, 2011 Allstate Financial Joint life	Dec. 31, 2011 Allstate Financial Accident-health insurance	Dec. 31, 2010 Allstate Financial Accident-health insurance	Dec. 31, 2011 Allstate Financial Other.	Dec. 31, 2010 Allstate Financial Other.
Reinsurance recoverable
Percent of morbidity risk ceded for long-term care contracts					100.00%
Percent of morbidity risk ceded for term-life insurance policies					90.00%
Number of unaffiliated reinsurers					14
Retention level for most contracts				$ 1,000,000		$ 5,000,000	$ 2,000,000											$ 5,000,000	$ 8,000,000
Retention level for contracts issued to individuals age 70 and over						3,000,000												3,000,000
Retention level for certain large contracts meeting specific criteria						10,000,000	5,000,000											10,000,000	10,000,000
Total amounts recoverable from reinsurers, industry pools or facilities	7,251,000,000	6,552,000,000			4,577,000,000			4,400,000,000	1,680,000,000	1,630,000,000		165,000,000	170,000,000	1,827,000,000	1,785,000,000	1,600,000,000	1,569,000,000			1,063,000,000	957,000,000	87,000,000	89,000,000
Life and annuity premiums and contract charges, reinsurance ceded	750,000,000	804,000,000	838,000,000						152,000,000	171,000,000	170,000,000
Life and annuity contract benefits, reinsurance ceded	653,000,000	702,000,000	642,000,000						121,000,000	152,000,000	44,000,000
Interest credited to contractholder funds, reinsurance ceded	27,000,000	32,000,000	32,000,000						20,000,000	29,000,000	27,000,000
Operating costs and expenses, reinsurance ceded									27,000,000	31,000,000	28,000,000
Gross life insurance in force					528,780,000,000
Life insurance in force ceded to unaffiliated reinsurers					$ 222,380,000,000
Percent of reinsurance recoverables with Standard and Poor's A- rating or better					94.00%			94.00%

Deferred Policy Acquisition and Sales Inducement Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred policy acquisition costs
Balance at the beginning of the period	$ 4,180	$ 4,753	$ 7,815
Esurance acquisition present value of future profits	42
Impact of adoption of new OTTI accounting guidance before unrealized impact			(163)
Impact of adoption of new OTTI accounting guidance effect of unrealized capital gains and losses			163
Acquisition costs deferred	3,795	3,868	3,966
Amortization charged to income	(3,971)	(3,807)	(4,436)
Effect of unrealized gains and losses	(175)	(634)	(2,592)
Balance at the end of the period	3,871	4,180	4,753
DSI activity relates to fixed annuities and interest-sensitive life contracts
Balance at the beginning of the period	86	195	453
Impact of adoption of new OTTI accounting guidance before unrealized impact			(35)
Impact of adoption of new OTTI accounting guidance effect of unrealized capital gains and losses			35
Sales inducements deferred	7	14	28
Amortization charged to income	(23)	(27)	(129)
Effect of unrealized gains and losses	(29)	(96)	(157)
Balance at the end of the period	41	86	195
Allstate Financial
Deferred policy acquisition costs
Balance at the beginning of the period	2,859	3,398	6,420
Impact of adoption of new OTTI accounting guidance before unrealized impact			(163)
Impact of adoption of new OTTI accounting guidance effect of unrealized capital gains and losses			163
Acquisition costs deferred	333	385	391
Amortization charged to income	(494)	(290)	(821)
Effect of unrealized gains and losses	(175)	(634)	(2,592)
Balance at the end of the period	2,523	2,859	3,398
Property-Liability
Deferred policy acquisition costs
Balance at the beginning of the period	1,321	1,355	1,395
Esurance acquisition present value of future profits	42
Acquisition costs deferred	3,462	3,483	3,575
Amortization charged to income	(3,477)	(3,517)	(3,615)
Balance at the end of the period	$ 1,348	$ 1,321	$ 1,355

Capital Structure (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended																									12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 6.125% Senior Notes, due 2012	Dec. 31, 2010 6.125% Senior Notes, due 2012	Dec. 31, 2011 7.50% Debentures, due 2013	Dec. 31, 2010 7.50% Debentures, due 2013	Dec. 31, 2011 5.00% Senior Notes, due 2014	Dec. 31, 2010 5.00% Senior Notes, due 2014	Dec. 31, 2011 6.20% Senior Notes, due 2014	Dec. 31, 2010 6.20% Senior Notes, due 2014	Dec. 31, 2011 6.75% Senior Debentures, due 2018	Dec. 31, 2010 6.75% Senior Debentures, due 2018	Dec. 31, 2011 7.45% Senior Notes, due 2019	Dec. 31, 2010 7.45% Senior Notes, due 2019	Dec. 31, 2011 6.125% Senior Notes, due 2032	Dec. 31, 2010 6.125% Senior Notes, due 2032	Dec. 31, 2011 5.350% Senior Notes due 2033	Dec. 31, 2010 5.350% Senior Notes due 2033	Dec. 31, 2011 5.55% Senior Notes due 2035	Dec. 31, 2010 5.55% Senior Notes due 2035	Dec. 31, 2011 5.95% Senior Notes, due 2036	Dec. 31, 2010 5.95% Senior Notes, due 2036	Dec. 31, 2011 6.90% Senior Debentures, due 2038	Dec. 31, 2010 6.90% Senior Debentures, due 2038	Dec. 31, 2011 6.125% Junior Subordinated Debentures, due 2067	Dec. 31, 2010 6.125% Junior Subordinated Debentures, due 2067	Dec. 31, 2011 6.50% Junior Subordinated Debentures, due 2067	Dec. 31, 2010 6.50% Junior Subordinated Debentures, due 2067	Dec. 31, 2011 Synthetic lease VIE obligations, floating rates, due 2014 Y store	Dec. 31, 2010 Synthetic lease VIE obligations, floating rates, due 2014	Apr. 30, 2008 Federal Home Loan Bank ("FHLB") advances, due 2018	Sep. 30, 2008 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2011 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2010 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2009 Federal Home Loan Bank ("FHLB") advances, due 2018	Dec. 31, 2011 The Debentures Y	Jan. 11, 2012 5.20% Senior Notes due 2042
Debt outstanding:
Total long-term debt	$ 5,908,000,000	$ 5,908,000,000		$ 350,000,000	$ 350,000,000	$ 250,000,000	$ 250,000,000	$ 650,000,000	$ 650,000,000	$ 300,000,000	$ 300,000,000	$ 250,000,000	$ 250,000,000	$ 700,000,000	$ 700,000,000	$ 250,000,000	$ 250,000,000	$ 400,000,000	$ 400,000,000	$ 800,000,000	$ 800,000,000	$ 650,000,000	$ 650,000,000	$ 250,000,000	$ 250,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 44,000,000	$ 42,000,000			$ 14,000,000	$ 16,000,000
Total debt	5,908,000,000	5,908,000,000
Note stated interest rate (as a percent)				6.13%	6.13%	7.50%	7.50%	5.00%	5.00%	6.20%	6.20%	6.75%	6.75%	7.45%	7.45%	6.13%	6.13%	5.35%	5.35%	5.55%	5.55%	5.95%	5.95%	6.90%	6.90%	6.13%	6.13%	6.50%	6.50%									5.20%
Redemption price as percentage of principal amount plus accrued and unpaid interest	100.00%
Face amount of debt issued																																						500,000,000
Repayment of the senior notes				350,000,000
Interest on debentures payment terms																										three-month LIBOR		three-month LIBOR
Interest rate spread over LIBOR (as a percent)																										1.94%		2.12%
Maximum period for deferment of interest payment (in years)																																					10
Reserved common stock authorized and unissued for debentures obligations (in shares)																																					75
Maximum number of stores acquired																														19
Renewal term for synthetic lease (in years)																														3
Property and equipment, net																														32,000,000	33,000,000
Long-term advance from the FHLB																																10,000,000	10,000,000
Repayment of FHLB advances																																		2,000,000	2,000,000	1,000,000
Unsecured revolving credit facility	1,000,000,000
Commercial Paper maximum borrowing capacity	1,000,000,000
Credit facility initial term (in years)	5
Terms for extension of credit facility	The Company has the option to extend the expiration by one year upon approval of existing or replacement lenders providing more than two-thirds of the commitments to lend.
Additional borrowing capacity under credit facility increase provision	500,000,000
Maximum debt to capital ratio allowed under credit facility covenant (as a percent)	37.50%
Interest paid on debt	$ 363,000,000	$ 363,000,000	$ 383,000,000
Capital stock
Common stock, shares issued	900	900
Common stock, shares outstanding	501	533
Treasury stock, shares	399	367
Reacquired shares	33
Average cost of reacquired shares (in dollars per share)	$ 28.65
Reissued shares under equity incentive plans	1

Capital Structure (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total debt outstanding by maturity:
Due within one year or less	$ 350	$ 42
Due after one year through 5 years	1,244	1,550
Due after 5 years through 10 years	964	966
Due after 20 years	3,350	3,350
Total debt	$ 5,908	$ 5,908

Company Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company Restructuring
Restructuring and related charges	$ 44	$ 30	$ 130

Company Restructuring (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restructuring Reserve
Balance at the beginning of the period	$ 16
Expense incurred	28
Adjustments to liability	(10)
Payments applied against liability	(24)
Balance at the end of the period	10
Employee costs
Restructuring Reserve
Balance at the beginning of the period	13
Expense incurred	21
Adjustments to liability	(10)
Payments applied against liability	(19)
Balance at the end of the period	5
Cumulative amount incurred to date for active programs	110
Exit costs
Restructuring Reserve
Balance at the beginning of the period	3
Expense incurred	7
Payments applied against liability	(5)
Balance at the end of the period	5
Cumulative amount incurred to date for active programs	$ 47

Commitments, Guarantees and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments, Guarantees and Contingent Liabilities
Total rent expense for all leases	$ 256	$ 256	$ 267
Capital leases, future minimum lease payments
2012	7
2013	8
2014	6
2015	2
2016	2
Thereafter	13
Total	38
Present value of minimum capital lease payments	29
Operating leases, future minimum lease payments
2012	182
2013	138
2014	92
2015	66
2016	47
Thereafter	66
Total	$ 591

Commitments, Guarantees and Contingent Liabilities (Details 2) (USD $)	12 Months Ended					12 Months Ended							1 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2011 FL Citizens D	Dec. 31, 2006 FL Citizens	Jun. 30, 2008 FL Citizens	Dec. 31, 2005 FL Citizens	Dec. 31, 2011 LA Citizens	Dec. 31, 2011 Florida Hurricane Catastrophe Fund	Dec. 31, 2010 Florida Hurricane Catastrophe Fund	Dec. 31, 2008 Florida Hurricane Catastrophe Fund	Dec. 31, 2011 California Earthquake Authority	Oct. 31, 2011 California Earthquake Authority	Sep. 30, 2011 California Earthquake Authority	Apr. 02, 2011 California Earthquake Authority	Sep. 30, 2010 Texas Windstorm Insurance Association	Sep. 30, 2008 Texas Windstorm Insurance Association	Dec. 31, 2011 Texas Windstorm Insurance Association	Dec. 31, 2010 Texas Windstorm Insurance Association	Dec. 31, 2009 Texas Windstorm Insurance Association	Dec. 31, 2011 Guaranty Funds	Dec. 31, 2010 Guaranty Funds	Oct. 31, 2011 PMI runoff support agreement
Loss Contingencies
Assessment rate, percent of deficit or prior year premiums	6.00%		10.00%		10.00%
Surcharge on policies, deadline for filing prior to imposing (in days)	15
Certified deficit				$ 1,730,000,000
Deficit funded through regular assessment				920,000,000
Deficit assessment paid		14,000,000
Deficit assessment recouped to date	11,000,000
Maximum emergency assessment as percent of premiums, first year						6.00%
Maximum emergency assessment as percent of premiums, subsequent years						10.00%
Catastrophe fund, bonds issued							676,000,000	625,000,000
Emergency assessment ordered as percent of premiums from January 1, 2007 through December 31, 2011						1.00%
Emergency assessment ordered as percent of premiums after January 1, 2011						1.30%
CEA capital balance											3,960,000,000
CEA existing reinsurance layer									3,050,000,000
Current estimated maximum CEA assessment									1,560,000,000
CEA capital balance threshold									350,000,000
Estimated maximum second CEA assessment									804,000,000
CEA threshold earthquake losses									9,690,000,000
CEA capital balance to be restored									350,000,000
Projected aggregate claim paying capacity										9,690,000,000
Share of the CEA (as a percent)												16.20%
Maximum possible CEA assessment									382,000,000
Liability for insurance assessments														66,000,000				53,000,000	46,000,000
Insurance assessments, premium tax offsets														35,000,000				35,000,000	25,000,000
Period for realization of premium tax offsets (in years)													5Y
Premium tax offsets realized															(7,000,000)	(7,000,000)	(7,000,000)
Remaining assessment eligible for cession														$ 31,000,000
Percentage of claim payments to be made																				50.00%

Commitments, Guarantees and Contingent Liabilities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 employee claim	Dec. 31, 2010
Proceedings:
Reserves for asbestos claims	$ 1,080,000,000	$ 1,100,000,000
Reinsurance recoverables for asbestos claims	529,000,000	555,000,000
Reserves for environmental claims	185,000,000	201,000,000
Reinsurance recoverables for environmental claims	40,000,000	47,000,000
Percentage of net asbestos and environmental reserves that were for incurred but not reported estimated losses	59.00%	60.00%
Number of former employee agents plaintiffs seek benefits for	6,500
Number of claims barred in Romero II	2
Number of claims asserted in Romero II	3
Maximum
Proceedings:
Loss contingencies, reasonably possible pretax loss exposure in excess of the amount accrued	855,000,000
Minimum
Proceedings:
Loss contingencies, reasonably possible pretax loss exposure in excess of the amount accrued	0
Guarantee on fixed income securities
Guarantees:
Maximum amount at risk pursuant to a guarantee	28,000,000
Residual guarantee
Guarantees:
Maximum amount at risk pursuant to a guarantee	$ 6,000,000
Guarantee obligations term, low end of range (in years)	1
Guarantee obligations term, high end of range (in years)	3

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the change in the amount of unrecognized tax benefits
Balance at beginning of period	$ 25	$ 22	$ 21
Increase for tax positions taken in a prior year		1
Increase for tax positions taken in the current year		2	1
Balance at end of period	25	25	22
Reduction of unrecognized tax benefit liability, reasonably possible in next twelve months	25
Interest accrued related to unrecognized tax benefits in income tax expense			0.1
Deferred assets
Unearned premium reserves	656	637
Difference in tax bases of invested assets	564	521
Discount on loss reserves	315	310
Pension	255	229
Alternative minimum tax credit carryforward	255	168
Accrued compensation	213	201
Net operating loss carryforwards	203
Other postretirement benefits	188	157
Life and annuity reserves	10	227
Other assets	84	70
Total deferred assets	2,743	2,520
Valuation allowance	(67)	(6)
Net deferred assets	2,676	2,514
Deferred liabilities
DAC	(897)	(937)
Unrealized net capital gains	(757)	(511)
Other intangible assets	(142)	(6)
Other liabilities	(158)	(61)
Total deferred liabilities	(1,954)	(1,515)
Net deferred [asset]	722	999
Net operating loss carryforward	580
Tax credit carryforwards, amount	9
Alternative minimum tax credit carryforward	255
Components of income tax expense (benefit)
Current	14	133	(18)
Deferred	158	56	430
Total income tax expense	172	189	412
Tax carryforward expiration date	2029 through 2031
Income tax refund, received		8	1,250
Income tax paid	32
Income tax receivable	$ 157	$ 129
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation
Statutory federal income tax rate - expense (as a percent)	35.00%	35.00%	35.00%
Tax-exempt income (as a percent)	(13.60%)	(16.10%)	(19.40%)
Tax credits (as a percent)	(2.10%)	(0.50%)
Dividends received deduction (as a percent)	(1.80%)	(1.50%)	(1.20%)
Adjustment to prior year tax liabilities (as a percent)	(0.80%)	(0.20%)	(2.60%)
Other (as a percent)	1.20%	0.50%	0.80%
Valuation allowance (as a percent)			19.10%
Effective income tax rate - expense (as a percent)	17.90%	17.20%	31.70%

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Capital losses	Dec. 31, 2011 Operating losses
Valuation Allowance
Increase (decrease) in deferred tax asset valuation allowance	$ 254	$ 61

Statutory Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Financial Information
Less than the maximum amount of dividends paid in 2010 without prior approval	$ 838,000,000
Maximum amount of dividends in 2011 without prior approval	1,510,000,000
Amount per statutory accounting practices
Net income	171,000,000	634,000,000	407,000,000
Capital and surplus	15,592,000,000	15,639,000,000
Property-Liability
Amount per statutory accounting practices
Net income	213,000,000	1,064,000,000	1,318,000,000
Capital and surplus	11,992,000,000	12,185,000,000
Allstate Financial
Amount per statutory accounting practices
Net income	(42,000,000)	(430,000,000)	(911,000,000)
Capital and surplus	$ 3,600,000,000	$ 3,454,000,000

Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans
Maximum annual medical cost inflation after retirement for Company's share of retiree medical benefits cost for non Medicare-eligible retirees (as a percent)	5.00%
Items not yet recognized as a component of net periodic cost
Deferred income taxes	$ 722,000,000	$ 999,000,000
Unrecognized pension and other postretirement benefit cost	1,427,000,000	1,188,000,000
Pension benefits
Components of net periodic cost
Fair value of plan assets	4,675,000,000	4,669,000,000	4,127,000,000
Less: Benefit obligation	5,831,000,000	5,545,000,000	5,233,000,000
Funded status	(1,156,000,000)	(876,000,000)
Items not yet recognized as a component of net periodic cost
Net actuarial loss (gain)	2,546,000,000	2,311,000,000
Prior service credit	(3,000,000)	(5,000,000)
Unrecognized pension and other postretirement benefit cost, pre-tax	2,543,000,000	2,306,000,000
Deferred income taxes	(890,000,000)	(807,000,000)
Unrecognized pension and other postretirement benefit cost	1,653,000,000	1,499,000,000
Increase (decrease) in defined benefit net actuarial loss arising during the period	(235,000,000)
Change in items not yet recognized as a component of defined benefit plans, net periodic cost
Items not yet recognized as a component of net periodic cost, at the beginning of the period	2,306,000,000
Net actuarial loss (gain) arising during the period	437,000,000
Net actuarial (loss) gain amortized to net periodic benefit cost	(200,000,000)
Prior service credit amortized to net periodic benefit cost	2,000,000
Translation adjustment and other	(2,000,000)
Items not yet recognized as a component of net periodic cost, at the end of the period	2,543,000,000	2,306,000,000
Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost during 2011
Net actuarial loss (gain)	178,000,000
Prior service credit	(2,000,000)
Accumulated benefit obligation (ABO)	5,160,000,000	4,820,000,000
Company's Pension Plans with an ABO in excess of plan assets
Company's pension plans with ABO in excess of plan assets, aggregate projected benefit obligation	5,510,000,000	4,480,000,000
Company's pension plans with ABO in excess of plan assets, aggregate accumulated benefit obligation	4,850,000,000	3,790,000,000
Company's pension plans with ABO in excess of plan assets, aggregate fair value of plan assets	4,330,000,000	3,540,000,000
Defined benefit plans' accrued benefit costs related to certain unfunded and non-qualified plans	142,000,000	132,000,000
Change in benefit obligation
Benefit obligation, beginning of year	5,545,000,000	5,233,000,000
Service cost	151,000,000	150,000,000	125,000,000
Interest cost	322,000,000	320,000,000	331,000,000
Participant contributions	1,000,000	1,000,000
Actuarial loss (gain)	337,000,000	239,000,000
Benefits paid	(511,000,000)	(407,000,000)
Translation adjustment and other	(14,000,000)	9,000,000
Benefit obligation, end of year	5,831,000,000	5,545,000,000	5,233,000,000
Components of net periodic cost
Service cost	151,000,000	150,000,000	125,000,000
Interest cost	322,000,000	320,000,000	331,000,000
Expected return on plan assets	(367,000,000)	(331,000,000)	(398,000,000)
Amortization of prior service credit	(2,000,000)	(2,000,000)	(3,000,000)
Amortization of net actuarial loss (gain)	154,000,000	160,000,000	15,000,000
Settlement loss	46,000,000	48,000,000	22,000,000
Net periodic cost (credit)	304,000,000	345,000,000	92,000,000
Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
Discount rate (as a percent)	6.00%	6.25%	7.50%
Rate of increase in compensation levels, low end of the range (as a percent)	4.00%	4.00%	4.00%
Rate of increase in compensation levels, high end of the range (as a percent)	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets (as a percent)	8.50%	8.50%	8.50%
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	5.25%	6.00%
Rate of increase in compensation levels, low end of the range (as a percent)	4.00%	4.00%
Rate of increase in compensation levels, high end of range (as a percent)	4.50%	4.50%
Pension plan assets
Fair value of plan assets, beginning of year	4,669,000,000	4,127,000,000
Actual return on plan assets	267,000,000	496,000,000
Employer contribution	264,000,000	443,000,000
Benefits paid	(511,000,000)	(407,000,000)
Translation adjustment and other	(14,000,000)	10,000,000
Fair value of plan assets, end of year	4,675,000,000	4,669,000,000	4,127,000,000
Postretirement benefits
Components of net periodic cost
Less: Benefit obligation	716,000,000	628,000,000	666,000,000
Funded status	(716,000,000)	(628,000,000)
Items not yet recognized as a component of net periodic cost
Net actuarial loss (gain)	(211,000,000)	(322,000,000)
Prior service credit	(152,000,000)	(175,000,000)
Unrecognized pension and other postretirement benefit cost, pre-tax	(363,000,000)	(497,000,000)
Deferred income taxes	137,000,000	186,000,000
Unrecognized pension and other postretirement benefit cost	(226,000,000)	(311,000,000)
Increase (decrease) in defined benefit net actuarial loss arising during the period	(111,000,000)
Increase (decrease) in defined benefit plan	(23,000,000)
Change in items not yet recognized as a component of defined benefit plans, net periodic cost
Items not yet recognized as a component of net periodic cost, at the beginning of the period	(497,000,000)
Net actuarial loss (gain) arising during the period	82,000,000
Net actuarial (loss) gain amortized to net periodic benefit cost	30,000,000
Prior service credit amortized to net periodic benefit cost	23,000,000
Translation adjustment and other	(1,000,000)
Items not yet recognized as a component of net periodic cost, at the end of the period	(363,000,000)	(497,000,000)
Estimates of the net actuarial loss (gain) and prior service credit expected to be recognized as a component of net periodic benefit cost during 2011
Net actuarial loss (gain)	(21,000,000)
Prior service credit	(23,000,000)
Change in benefit obligation
Benefit obligation, beginning of year	628,000,000	666,000,000
Service cost	11,000,000	12,000,000	13,000,000
Interest cost	37,000,000	40,000,000	52,000,000
Participant contributions	20,000,000	22,000,000
Actuarial loss (gain)	82,000,000	(58,000,000)
Benefits paid	(61,000,000)	(57,000,000)
Translation adjustment and other	(1,000,000)	3,000,000
Benefit obligation, end of year	716,000,000	628,000,000	666,000,000
Components of net periodic cost
Service cost	11,000,000	12,000,000	13,000,000
Interest cost	37,000,000	40,000,000	52,000,000
Amortization of prior service credit	(23,000,000)	(22,000,000)	(6,000,000)
Amortization of net actuarial loss (gain)	(30,000,000)	(22,000,000)	(29,000,000)
Settlement loss	1,000,000
Net periodic cost (credit)	(4,000,000)	8,000,000	30,000,000
Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
Discount rate (as a percent)	6.00%	6.25%	6.50%
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)	5.25%	6.00%
Defined benefit plan, assumed health care cost trend rates
Defined Benefit plan, Weighted average health care cost trend rate (as a percent)	7.30%
Defined Benefit plan, ultimate health care cost trend rate in 2024 and thereafter (as a percent)	4.50%
Increase in the total of service and interest cost components of net periodic benefit cost due to one percentage-point increase in assumed health care cost trend rates	3,000,000
Increase in APBO due to one percentage-point increase in assumed health care cost trend rates	27,000,000
Decrease in the total of service and interest cost components of net periodic benefit cost due to one percentage-point decrease in assumed health care cost trend rates	2,000,000
Decrease in APBO due to one percentage-point decrease in assumed health care cost trend rates	21,000,000
Pension plan assets
Employer contribution	41,000,000	35,000,000
Benefits paid	$ (61,000,000)	$ (57,000,000)

Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	100.00%	100.00%
Notional amount of derivatives, maximum percentage of plan assets	115.00%
Total plan assets at fair value	$ 5,178	$ 5,407
Total plan assets at fair value, allocation (as a percent)	100.00%	100.00%
Securities lending obligation	(554)	(772)
Other net plan assets	51	34
Total reported plan assets	4,675	4,669	4,127
Pension plan assets
Fair value of plan assets, beginning of year	4,669	4,127
Fair value of plan assets, end of year	4,675	4,669	4,127
Expected long-term rate of return on plan assets (as a percent)	8.50%	8.50%	8.50%
Arithmetic average of the annual actual return on plan assets for the last 10 years (as a percent)	6.60%
Arithmetic average of the annual actual return on plan assets for the last 5 years (as a percent)	4.60%
Cash flows
Defined benefit pension plans, estimated employer contributions in next fiscal year	417
Employer contribution	264	443
Participant contributions	1	1
Estimated future benefit payments
2012	310
2013	319
2014	350
2015	362
2016	396
2017-2021	2,467
Total benefit payments	4,204
Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	811	2,452
Total plan assets at fair value, allocation (as a percent)	15.70%	45.40%
Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	3,429	1,963
Total plan assets at fair value, allocation (as a percent)	66.20%	36.30%
Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	938	992
Total plan assets at fair value, allocation (as a percent)	18.10%	18.30%
Total reported plan assets	938	992	1,103
Pension plan assets
Fair value of plan assets, beginning of year	992	1,103	1,138
Actual return on plan assets: Relating to assets sold during the period	36	(73)	12
Actual return on plan assets: Relating to assets still held at the reporting date	10	118	15
Purchases, sales, issuances and settlements, net	(82)	(150)	(5)
Net transfers in and/or (out) of Level 3	(18)	(6)	(57)
Fair value of plan assets, end of year	938	992	1,103
Postretirement benefits
Cash flows
Employer contribution	41	35
Participant contributions	20	22
Estimated future benefit payments
2012	42
2013	43
2014	45
2015	47
2016	49
2017-2021	272
Total benefit payments	498
U.S. equity securities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	25.00%
Target asset allocation, maximum range (as a percent)	33.00%
Actual percentage of plan assets	19.00%	25.00%
Total plan assets at fair value	892	1,144
U.S. equity securities | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	11	922
U.S. equity securities | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	817	216
U.S. equity securities | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	64	6
Total reported plan assets	64	6	4
Pension plan assets
Fair value of plan assets, beginning of year	6	4	5
Actual return on plan assets: Relating to assets still held at the reporting date	(2)	2	(3)
Purchases, sales, issuances and settlements, net	60		2
Fair value of plan assets, end of year	64	6	4
International equity securities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	17.00%
Target asset allocation, maximum range (as a percent)	23.00%
Actual percentage of plan assets	24.00%	18.00%
Total plan assets at fair value	1,102	842
International equity securities | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	116	688
International equity securities | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	986	154
Fixed income securities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	35.00%
Target asset allocation, maximum range (as a percent)	48.00%
Actual percentage of plan assets	38.00%	38.00%
Cash collateral from target asset allocation, investment allocation (as a percent)	33.00%
U.S. government and agencies | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	754	793
U.S. government and agencies | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	634	722
U.S. government and agencies | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	120	71
Foreign government | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	26	14
Foreign government | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	26	14
Municipal | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	163	222
Municipal | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	163	222
Total reported plan assets	163	222	344
Pension plan assets
Fair value of plan assets, beginning of year	222	344	408
Actual return on plan assets: Relating to assets still held at the reporting date	1	(2)	22
Purchases, sales, issuances and settlements, net	(60)	(114)	(48)
Net transfers in and/or (out) of Level 3		(6)	(38)
Fair value of plan assets, end of year	163	222	344
Corporate | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	878	846
Corporate | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	869	836
Corporate | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	9	10
Total reported plan assets	9		10
Pension plan assets
Fair value of plan assets, beginning of year	10		10
Actual return on plan assets: Relating to assets sold during the period	1		2
Purchases, sales, issuances and settlements, net	(2)		17
Net transfers in and/or (out) of Level 3			(19)
Fair value of plan assets, end of year	9		10
Residential mortgage-backed securities ("RMBS") | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	119	137
Residential mortgage-backed securities ("RMBS") | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	119	89
Residential mortgage-backed securities ("RMBS") | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value		48
Total reported plan assets		48	61
Pension plan assets
Fair value of plan assets, beginning of year	48	61	99
Actual return on plan assets: Relating to assets sold during the period	(8)	(10)
Actual return on plan assets: Relating to assets still held at the reporting date	8	23	2
Purchases, sales, issuances and settlements, net	(30)	(26)	(40)
Net transfers in and/or (out) of Level 3	(18)
Fair value of plan assets, end of year		48	61
Asset-backed securities ("ABS") | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total reported plan assets			32
Pension plan assets
Fair value of plan assets, beginning of year		32
Actual return on plan assets: Relating to assets sold during the period		(1)
Purchases, sales, issuances and settlements, net		(31)	32
Fair value of plan assets, end of year			32
Short-term investments | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	527	663
Short-term investments | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	33	89
Short-term investments | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	494	574
Short-term investments and other | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	1.00%
Target asset allocation, maximum range (as a percent)	3.00%
Actual percentage of plan assets	4.00%	4.00%
Cash collateral from target asset allocation, investment allocation (as a percent)	67.00%
Real estate funds | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	3.00%
Target asset allocation, maximum range (as a percent)	7.00%
Actual percentage of plan assets	4.00%	4.00%
Total plan assets at fair value	192	167
Real estate funds | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	192	167
Total reported plan assets	192	167	135
Pension plan assets
Fair value of plan assets, beginning of year	167	135	142
Actual return on plan assets: Relating to assets sold during the period	(1)	(4)
Actual return on plan assets: Relating to assets still held at the reporting date	29	3	(47)
Purchases, sales, issuances and settlements, net	(3)	33	40
Fair value of plan assets, end of year	192	167	135
Private equity funds | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	3.00%
Target asset allocation, maximum range (as a percent)	7.00%
Actual percentage of plan assets	4.00%	3.00%
Total plan assets at fair value	186	166
Private equity funds | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	186	166
Total reported plan assets	186	166	149
Pension plan assets
Fair value of plan assets, beginning of year	166	149	133
Actual return on plan assets: Relating to assets sold during the period	1
Actual return on plan assets: Relating to assets still held at the reporting date	22	19	4
Purchases, sales, issuances and settlements, net	(3)	(2)	12
Fair value of plan assets, end of year	186	166	149
Hedge funds | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	6.00%
Target asset allocation, maximum range (as a percent)	9.00%
Actual percentage of plan assets	7.00%	8.00%
Total plan assets at fair value	324	373
Hedge funds | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	324	373
Total reported plan assets	324	373	368
Pension plan assets
Fair value of plan assets, beginning of year	373	368	341
Actual return on plan assets: Relating to assets sold during the period	43	(58)	10
Actual return on plan assets: Relating to assets still held at the reporting date	(48)	73	37
Purchases, sales, issuances and settlements, net	(44)	(10)	(20)
Fair value of plan assets, end of year	324	373	368
Cash and Cash Equivalents | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	18	33
Cash and Cash Equivalents | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	18	33
Free Standing Derivative Assets | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	3	9
Free Standing Derivative Assets | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	1
Free Standing Derivative Assets | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	2	9
Free Standing Derivatives Liabilities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	(6)	(2)
Free Standing Derivatives Liabilities | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	(2)	(2)
Free Standing Derivatives Liabilities | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	$ (4)

Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans
Principal balance of note from ESOP	$ 22
Interest rate on note from ESOP (as a percent)	7.90%
Company's contribution to the Allstate Plan	48	36	78
ESOP benefit computed
Interest expense recognized by ESOP	2	2	2
Less: dividends accrued on ESOP shares	(2)	(2)	(2)
Cost of shares allocated	2	2	2
Compensation expense	2	2	2
Reduction of defined contribution due to ESOP	9	11	22
ESOP benefit	(7)	(9)	(20)
ESOP shares committed to be released	0.2
Allocated ESOP shares	34
Unallocated ESOP shares	5
Defined contribution plan expense for eligible employees of Canadian insurance subsidiaries and Sterling	$ 7	$ 5	$ 6

Equity Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Incentive	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plans
Number of equity incentive plans	2
Compensation expense	$ 64,000,000	$ 68,000,000	$ 74,000,000
Share-based compensation arrangement by share-based payment award, recognized tax benefits	21,000,000	23,000,000	25,000,000
Cash received from the exercise of options	19,000,000	28,000,000	3,000,000
Tax benefit realized on options exercised and stock unrestricted	10,000,000	11,000,000	3,000,000
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards	105,000,000
Common stock authorized for stock-based awards (in shares)	77,800,000
Common stock reserved for further issuance (in shares)	19,200,000
Restricted stock and restricted stock units activity
Tax (expense) benefit realized related to all stock-based compensation included in shareholder's equity	(400,000)	500,000	(6,000,000)
Stock options
Equity Incentive Plans
Vesting period of options granted prior to 2011 (in years)	4
Portion of awards vesting on second anniversary of grant date (as a percent)	50.00%
Portion of awards vesting on third and fourth anniversaries of grant date (as a percent)	25.00%
Expiration term for options (in years)	10
Age for normal retirement (in years)	60
Requisite service period for normal retirement (in years)	1
Age for early retirement (in years)	55
Requisite service period for early retirement (in years)	10
Vesting period of options (in months)	12 months
Period for exercise of option (in months)	3
Assumptions used to determine fair value of options granted
Weighted average expected term (in years)	7.9	7.8	8.1
Expected volatility, low end of the range (as a percent)	22.10%	23.70%	26.30%
Expected volatility, high end of the range (as a percent)	53.90%	52.30%	79.20%
Weighted average volatility (as a percent)	35.10%	35.10%	38.30%
Expected dividends, minimum range (as a percent)	2.50%	2.40%
Expected dividends, maximum range (as a percent)	3.70%	2.80%
Expected dividends (as a percent)			2.60%
Weighted average expected dividends (as a percent)	2.70%	2.60%	2.60%
Risk-free rate, low end of the range (as a percent)	0.00%	0.10%	0.00%
Risk-free rate, high end of the range (as a percent)	3.50%	3.90%	3.70%
Stock option activity
Outstanding at the beginning of the period (in shares)	35,296,000
Granted (in shares)	4,177,000
Exercised (in shares)	(1,080,000)
Forfeited (in shares)	(1,230,000)
Expired (in shares)	(3,216,000)
Outstanding at the end of the period (in shares)	33,947,000	35,296,000
Outstanding, net of expected forfeitures (in shares)	33,645,000
Outstanding, exercisable ("vested") (in shares)	21,417,000
Outstanding at the beginning of the period (in dollars per share)	$ 39.39
Granted (in dollars per share)	$ 31.57
Exercised (in dollars per share)	$ 17.87
Forfeited (in dollars per share)	$ 28.69
Expired (in dollars per share)	$ 44.69
Outstanding at the end of the period (in dollars per share)	$ 39	$ 39.39
Outstanding, net of expected forfeitures (in dollars per share)	$ 39.08
Outstanding, exercisable ("vested") (in dollars per share)	$ 45.26
Aggregate intrinsic value, Outstanding	71,171,000
Aggregate intrinsic value, net of expected forfeitures, outstanding	70,686,000
Aggregate intrinsic value, exercisable ("vested"), outstanding	28,243,000
Weighted average remaining contractual term, Outstanding (in years)	5.1
Weighted average remaining contractual term, net of expected forfeitures, outstanding (in years)	5
Weighted average remaining contractual term, exercisable ("vested"), outstanding (in years)	3.5
Weighted average grant date fair value of options granted (in dollars per share)	$ 9.49	$ 9.89	$ 5.74
Intrinsic value of options exercised	15,000,000	16,000,000	428,000
Restricted stock and restricted stock units activity
Tax (expense) benefit realized related to all stock-based compensation included in shareholder's equity	3,000,000	4,000,000	0
Nonqualified stock options
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards	56,000,000
Expected period of recognition of unrecognized compensation cost (in years)	2.36
Restricted stock units
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards	49,000,000
Expected period of recognition of unrecognized compensation cost (in years)	2.46
Portion of awards vesting on second anniversary of grant date (as a percent)	50.00%
Portion of awards vesting on third and fourth anniversaries of grant date (as a percent)	25.00%
Restricted stock and restricted stock units activity
Outstanding at the beginning of the period (in shares)	3,757,000
Granted (in shares)	1,366,000
Vested (in shares)	(417,000)
Forfeited (in shares)	(380,000)
Outstanding at the end of the period (in shares)	4,326,000	3,757,000
Weighted average grant date fair value, nonvested at the beginning of the period (in dollars per share)	$ 31.5
Weighted average grant date fair value, granted (in dollars per share)	$ 31.38	$ 31.32	$ 17.47
Weighted average grant date fair value, vested (in dollars per share)	$ 61.66
Weighted average grant date fair value, forfeited (in dollars per share)	$ 29.08
Weighted average grant date fair value, nonvested at the end of the period (in dollars per share)	$ 28.76	$ 31.5
Total fair value of restricted stock and restricted stock units vested	$ 13,000,000	$ 16,000,000	$ 11,000,000

Reporting Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reporting Segments
Number of reportable segments	4
Period within which an unusual or infrequent item is unlikely to recur (in years)	2 years
Prior period with no similar unusual or infrequent item (in years)	2 years
Allstate Protection
Segment Reporting Information
Revenues from external customers generated outside the United States	$ 892	$ 741	$ 619

Reporting Segments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Property-liability insurance premiums									$ 25,942	$ 25,957	$ 26,194
Life and annuity premiums and contract charges									2,238	2,168	1,958
Net investment income									3,971	4,102	4,444
Realized capital gains and losses									503	(827)	(583)
Consolidated revenues	8,236	8,242	8,081	8,095	8,087	7,908	7,656	7,749	32,654	31,400	32,013
Property-Liability
Segment Reporting Information
Property-liability insurance premiums									25,942	25,957	26,194
Net investment income									1,201	1,189	1,328
Realized capital gains and losses									85	(321)	(168)
Consolidated revenues									27,228	26,825	27,354
Property-Liability | Total auto
Segment Reporting Information
Property-liability insurance premiums									17,299	17,435	17,608
Property-Liability | Standard auto
Segment Reporting Information
Property-liability insurance premiums									16,500	16,530	16,642
Property-Liability | Non-standard auto
Segment Reporting Information
Property-liability insurance premiums									799	905	966
Property-Liability | Homeowners
Segment Reporting Information
Property-liability insurance premiums									6,200	6,078	6,077
Property-Liability | Other personal lines
Segment Reporting Information
Property-liability insurance premiums									2,443	2,442	2,510
Allstate Protection
Segment Reporting Information
Property-liability insurance premiums									25,942	25,955	26,195
Discontinued Lines and Coverages
Segment Reporting Information
Property-liability insurance premiums										2	(1)
Allstate Financial
Segment Reporting Information
Life and annuity premiums and contract charges									2,238	2,168	1,958
Net investment income									2,716	2,853	3,064
Realized capital gains and losses									388	(517)	(431)
Consolidated revenues									5,342	4,504	4,591
Allstate Financial | Total life and annuity premiums
Segment Reporting Information
Life and annuity premiums and contract charges									1,190	1,138	969
Allstate Financial | Traditional life insurance
Segment Reporting Information
Life and annuity premiums and contract charges									441	420	407
Allstate Financial | Immediate annuities with life contingencies
Segment Reporting Information
Life and annuity premiums and contract charges									106	97	102
Allstate Financial | Accident and health insurance:
Segment Reporting Information
Life and annuity premiums and contract charges									643	621	460
Allstate Financial | Total contract charges
Segment Reporting Information
Life and annuity premiums and contract charges									1,048	1,030	989
Allstate Financial | Interest-sensitive life insurance
Segment Reporting Information
Life and annuity premiums and contract charges									1,015	991	944
Allstate Financial | Fixed annuities
Segment Reporting Information
Life and annuity premiums and contract charges									33	39	45
Corporate and Other
Segment Reporting Information
Service fees									7	11	9
Net investment income									54	60	52
Realized capital gains and losses									30	11	16
Total Corporate and Other before reclassification of service fees									91	82	77
Reclassification of service fees									(7)	(11)	(9)
Consolidated revenues									$ 84	$ 71	$ 68

Reporting Segments (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Life and annuity premiums and contract charges									$ 2,238	$ 2,168	$ 1,958
Net investment income									3,971	4,102	4,444
Restructuring and related charges									44	30	130
Net income	712	175	(624)	524	293	361	137	120	787	911	888
Amortization of DAC									3,971	3,807	4,436
Total income tax expense									172	189	412
Property-Liability
Segment Reporting Information
Total underwriting (loss) income									(882)	494	1,000
Net investment income									1,201	1,189	1,328
Income tax benefit (expense) on operations									30	(426)	(560)
Realized capital gains and losses, after-tax									54	(207)	(222)
Gain (loss) on disposition of operations, after-tax										3
Net income									403	1,053	1,546
Amortization of DAC									3,477	3,517	3,615
Total income tax expense									1	314	614
Allstate Protection
Segment Reporting Information
Total underwriting (loss) income									(857)	525	1,032
Discontinued Lines and Coverages
Segment Reporting Information
Total underwriting (loss) income									(25)	(31)	(32)
Allstate Financial
Segment Reporting Information
Life and annuity premiums and contract charges									2,238	2,168	1,958
Net investment income									2,716	2,853	3,064
Periodic settlements and accruals on Non Hedge derivative instruments									70	51	14
Contract benefits and interest credited to contractholder funds									(3,378)	(3,613)	(3,655)
Operating costs and expenses and amortization of deferred policy acquisition costs									(898)	(804)	(872)
Restructuring and related charges									(1)	3	(25)
Income tax benefit (expense) on operations									(240)	(214)	(148)
Operating income									507	444	336
Realized capital gains and losses, after-tax									250	(337)	(417)
Valuation changes on embedded derivatives that are not hedged, after-tax									(12)
DAC and DSI (amortization) accretion relating to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax									(108)	(29)	(153)
DAC and DSI unlocking relating to realized capital gains and losses, After-tax									3	(12)	(219)
Reclassification of periodic settlements and accruals on non-hedge derivative instruments, after-tax									(45)	(33)	(9)
Gain (loss) on disposition of operations, after-tax									(5)	9	10
Net income									590	42	(452)
Amortization of DAC									494	290	821
Total income tax expense									289	(1)	(66)
Corporate and Other
Segment Reporting Information
Service fees									7	11	9
Net investment income									54	60	52
Operating costs and expenses									(403)	(390)	(419)
Income tax benefit (expense) on operations									126	128	141
Operating income									(216)	(191)	(217)
Realized capital gains and losses, after-tax									20	7	11
Business combination expenses, after-tax									(10)
Net income									(206)	(184)	(206)
Total income tax expense									$ (118)	$ (124)	$ (136)

Reporting Segments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Assets	$ 125,193	$ 130,500	$ 132,209
Investments	95,618	100,483	99,833
Property-Liability
Segment Reporting Information
Assets	49,791	47,536	47,143
Investments	35,998	35,048	34,526
Allstate Financial
Segment Reporting Information
Assets	72,526	78,732	81,561
Investments	57,373	61,582	62,216
Corporate and Other
Segment Reporting Information
Assets	2,876	4,232	3,505
Investments	$ 2,247	$ 3,853	$ 3,091

Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-tax
Unrealized net holding gains arising during the period, net of related offsets, Pre-tax	$ 1,493	$ 2,717	$ 4,981
Less: reclassification adjustment of realized capital gains and losses, Pre-tax	795	(221)	(284)
Unrealized net capital gains and losses, Pre-tax	698	2,938	5,265
Unrealized foreign currency translation adjustments, Pre-tax	(18)	35	62
Unrecognized pension and other postretirement benefit cost, Pre-tax	(371)	142	(292)
Other comprehensive income, Pre-tax	309	3,115	5,035
Tax
Unrealized net holding gains arising during the period, net of related offsets, Tax	(524)	(950)	(1,742)
Less: reclassification adjustment of realized capital gains and losses, Tax	(278)	77	99
Unrealized net capital gains and losses, Tax	(246)	(1,027)	(1,841)
Unrealized foreign currency translation adjustments, Tax	6	(12)	(22)
Unrecognized pension and other postretirement benefit cost, Tax	132	(48)	78
Other comprehensive income, Tax	(108)	(1,087)	(1,785)
After-tax
Unrealized net holding gains arising during the period, net of related offsets, After-tax	969	1,767	3,239
Less: reclassification adjustment of realized capital gains and losses, After-tax	517	(144)	(185)
Unrealized net capital gains and losses, After-tax	452	1,911	3,424
Unrealized foreign currency translation adjustments, After-tax	(12)	23	40
Unrecognized pension and other postretirement benefit cost, After-tax	(239)	94	(214)
Other comprehensive income, after-tax	$ 201	$ 2,028	$ 3,250

Quarterly Results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 8,236	$ 8,242	$ 8,081	$ 8,095	$ 8,087	$ 7,908	$ 7,656	$ 7,749	$ 32,654	$ 31,400	$ 32,013
Net income (loss)	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Net income (loss) per share - Basic	$ 1.41	$ 0.34	$ (1.19)	$ 0.99	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.51	$ 1.69	$ 1.65
Net income (loss) per share - Diluted	$ 1.4	$ 0.34	$ (1.19)	$ 0.98	$ 0.54	$ 0.67	$ 0.25	$ 0.22	$ 1.5	$ 1.68	$ 1.64

SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	$ 92,729
Amount at which shown in the Balance Sheet	95,618
United States government, government agencies and authorities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	5,966
Fair value	6,315
Amount at which shown in the Balance Sheet	6,315
States, municipalities and political subdivisions
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	13,634
Fair value	14,241
Amount at which shown in the Balance Sheet	14,241
Foreign government
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,866
Fair value	2,081
Amount at which shown in the Balance Sheet	2,081
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	7,175
Fair value	7,855
Amount at which shown in the Balance Sheet	7,855
Convertibles and bonds with warrants attached
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	696
Fair value	551
Amount at which shown in the Balance Sheet	551
All other corporate bonds
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	33,346
Fair value	35,175
Amount at which shown in the Balance Sheet	35,175
Asset-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,180
Fair value	3,966
Amount at which shown in the Balance Sheet	3,966
Residential mortgage-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,532
Fair value	4,121
Amount at which shown in the Balance Sheet	4,121
Commercial mortgage-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,962
Fair value	1,784
Amount at which shown in the Balance Sheet	1,784
Redeemable preferred stock
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	22
Fair value	24
Amount at which shown in the Balance Sheet	24
Fixed income securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	73,379
Fair value	76,113
Amount at which shown in the Balance Sheet	76,113
Common stocks: public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	82
Fair value	92
Amount at which shown in the Balance Sheet	92
Banks, trust and insurance companies
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	380
Fair value	360
Amount at which shown in the Balance Sheet	360
Industrial, miscellaneous and all other
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	3,654
Fair value	3,809
Amount at which shown in the Balance Sheet	3,809
Non-redeemable preferred stock
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	87
Fair value	102
Amount at which shown in the Balance Sheet	102
Equity securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,203
Fair value	4,363
Amount at which shown in the Balance Sheet	4,363
Mortgage loans on real estate
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	7,139
Fair value	7,350
Amount at which shown in the Balance Sheet	7,139
Real estate acquired in satisfaction of debt
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	77
Amount at which shown in the Balance Sheet	77
Policy loans
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,151
Amount at which shown in the Balance Sheet	1,151
Derivative instruments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	173
Fair value	168
Amount at which shown in the Balance Sheet	168
Limited partnership interests
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,697
Amount at which shown in the Balance Sheet	4,697
Other long-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	619
Amount at which shown in the Balance Sheet	619
Short-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,291
Fair value	1,291
Amount at which shown in the Balance Sheet	$ 1,291

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Investment income, less investment expense									$ 3,971	$ 4,102	$ 4,444
Realized capital gains and losses									503	(827)	(583)
Total revenues	8,236	8,242	8,081	8,095	8,087	7,908	7,656	7,749	32,654	31,400	32,013
Costs and expenses
Interest expense									367	367	392
Other operating expenses									3,739	3,542	3,281
Total costs and expenses									31,688	30,319	30,728
Income tax benefit									(172)	(189)	(412)
Net income	712	175	(624)	524	293	361	137	120	787	911	888
Other comprehensive income (loss), after-tax
Unrealized net capital gains and losses									452	1,911	3,424
Unrealized foreign currency translation adjustments									(12)	23	40
Unrecognized pension and other postretirement benefit cost									(239)	94	(214)
Other comprehensive income, after-tax									201	2,028	3,250
Comprehensive income									988	2,939	4,138
Allstate Corporation
Revenues
Investment income, less investment expense									16	14	10
Realized capital gains and losses									28	(1)	1
Other income									9	11	21
Total revenues									53	24	32
Costs and expenses
Interest expense									365	365	389
Other operating expenses									63	22	18
Total costs and expenses									428	387	407
Loss from operations before income tax benefit and equity in net income (loss) of subsidiaries									(375)	(363)	(375)
Income tax benefit									(135)	(135)	(144)
Loss before equity in net income (loss) of subsidiaries									(240)	(228)	(231)
Equity in net income (loss) of subsidiaries									1,027	1,139	1,119
Net income									787	911	888
Other comprehensive income (loss), after-tax
Unrealized net capital gains and losses									452	1,911	3,424
Unrealized foreign currency translation adjustments									(12)	23	40
Unrecognized pension and other postretirement benefit cost									(239)	94	(214)
Other comprehensive income, after-tax									201	2,028	3,250
Comprehensive income									$ 988	$ 2,939	$ 4,138

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Fixed income securities, at fair value (amortized cost $446 and $809)	$ 76,113	$ 79,612
Short-term investments, at fair value (amortized cost $148 and $1,428)	1,291	3,279
Cash	776	562	612	415
Total assets	125,193	130,500	132,209
Liabilities
Long-term debt	5,908	5,908
Total liabilities	106,867	111,855
Equity
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrecognized pension and other postretirement benefit cost	(1,427)	(1,188)
Total accumulated other comprehensive income (loss)	29	(172)
Total shareholders' equity	18,298	18,617
Total liabilities and equity	125,193	130,500
Additional balance sheet disclosures:
Short-term, at fair value, amortized cost (in dollars)	1,291	3,279
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	900,000,000	900,000,000
Common stock, shares outstanding	501,000,000	533,000,000
Treasury stock, shares	399,000,000	367,000,000
Federal Home Loan Bank ("FHLB") advances, due 2018
Liabilities
Long-term debt	14	16
Synthetic lease VIE obligations, floating rates, due 2014
Liabilities
Long-term debt	44	42
Allstate Corporation
Assets
Investments in subsidiaries	24,660	22,407
Fixed income securities, at fair value (amortized cost $446 and $809)	455	824
Short-term investments, at fair value (amortized cost $148 and $1,428)	148	1,428
Cash	5
Receivable from subsidiaries	264	269
Other assets	595	335
Total assets	26,127	25,263
Liabilities
Long-term debt	5,850	5,850
Postretirement benefit obligation	1,571	376
Deferred compensation	219	232
Dividends payable to shareholders	109	109
Other liabilities	80	79
Total liabilities	7,829	6,646
Equity
Preferred stock, $1 par value, 25 million shares authorized, none issued
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, XXX million and 533 million shares outstanding	9	9
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrecognized pension and other postretirement benefit cost	(1,427)	(1,188)
Total accumulated other comprehensive income (loss)	29	172
Total shareholders' equity	18,298	18,617
Total liabilities and equity	26,127	25,263
Additional balance sheet disclosures:
Fixed income securities, at fair value, amortized cost (in dollars)	446	809
Short-term, at fair value, amortized cost (in dollars)	$ 148	$ 1,428
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	900,000,000	900,000,000
Common stock, shares outstanding	501,000,000	533,000,000
Treasury stock, shares	399,000,000	367,000,000

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities									1,929	3,689	4,301
Cash flows from investing activities
Change in short-term investments, net									2,182	(382)	5,981
Acquisition of subsidiary, net									(1,696)	(1,342)	(784)
Net cash provided by investing activities									6,161	2,332	3,440
Cash flows from financing activities
Repayment of long-term debt									(7)	(2)	(752)
Proceeds from issuance of long-term debt									7		1,003
Dividends paid to shareholders									(435)	(430)	(542)
Treasury stock purchases									(953)	(152)	(4)
Shares reissued under equity incentive plans, net									19	28	3
Excess tax benefits on share-based payment arrangements									(5)	(7)	(5)
Net cash used in financing activities									(7,876)	(6,071)	(7,544)
Net increase (decrease) in cash									214	(50)	197
Cash at beginning of year				562				612	562	612	415
Cash at end of year	776				562				776	562	612
Supplemental disclosures of non-cash investing activity and cash flow information
Non-cash decrease in investment in subsidiaries									601	664	485
Interest paid on debt									363	363	383
Allstate Corporation
Cash flows from operating activities
Net income (loss)									787	911	888
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net (income) loss of subsidiaries									(1,027)	(1,139)	(1,119)
Dividends received from subsidiaries									878	1,384	262
Realized capital gains and losses									(28)	1
Other operating assets and liabilities									77	102	133
Net cash provided by operating activities									687	1,259	164
Cash flows from investing activities
Proceeds from sales and collections of investments									1,045	217	75
Investment purchases									(653)	(219)	(858)
Capital contributions to subsidiaries											(267)
Return of investment									27		25
Change in short-term investments, net									1,282	(696)	1,159
Acquisition of subsidiary, net									(1,009)
Net cash provided by investing activities									692	(698)	134
Cash flows from financing activities
Repayment of long-term debt											(750)
Proceeds from issuance of long-term debt											1,000
Dividends paid to shareholders									(435)	(430)	(542)
Treasury stock purchases									(953)	(152)	(4)
Shares reissued under equity incentive plans, net									19	28	3
Excess tax benefits on share-based payment arrangements									(5)	(7)	(5)
Net cash used in financing activities									(1,374)	(561)	(298)
Net increase (decrease) in cash									5
Cash at end of year	5								5
Supplemental disclosures of non-cash investing activity and cash flow information
Non-cash decrease in investment in subsidiaries									713
Interest paid on debt									$ 360	$ 360	$ 380

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information
Deferred policy acquisition costs	$ 3,871	$ 4,180	$ 4,753
Reserves for claims and claims expense, contract benefits and contractholder funds	77,113	81,113	84,659
Unearned premiums	10,057	9,800	9,822
Premium revenue and contract charges	28,180	28,125	28,152
Net investment income	3,971	4,102	4,444
Claims and claims expense, contract benefits and interest credited to contractholders	23,567	22,573	22,489
Amortization of deferred policy acquisition costs	3,971	3,807	4,436
Other operating costs and expenses	4,150	3,939	3,803
Premiums written (excluding life)	26,627	26,531	26,436
Allstate Protection
Supplementary Insurance Information
Deferred policy acquisition costs	1,348	1,321	1,355
Reserves for claims and claims expense, contract benefits and contractholder funds	18,042	17,046	16,574
Unearned premiums	10,023	9,761	9,780
Premium revenue and contract charges	25,942	25,955	26,195
Claims and claims expense, contract benefits and interest credited to contractholders	20,140	18,923	18,722
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Other operating costs and expenses	3,182	2,990	2,826
Premiums written (excluding life)	25,981	25,906	25,972
Discontinued Lines and Coverages
Supplementary Insurance Information
Reserves for claims and claims expense, contract benefits and contractholder funds	2,333	2,422	2,593
Premium revenue and contract charges		2	(1)
Claims and claims expense, contract benefits and interest credited to contractholders	21	28	24
Other operating costs and expenses	4	5	7
Premiums written (excluding life)	(1)	1	(1)
Property-Liability
Supplementary Insurance Information
Deferred policy acquisition costs	1,348	1,321	1,355
Reserves for claims and claims expense, contract benefits and contractholder funds	20,375	19,468	19,167
Unearned premiums	10,023	9,761	9,780
Premium revenue and contract charges	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Claims and claims expense, contract benefits and interest credited to contractholders	20,161	18,951	18,746
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Other operating costs and expenses	3,186	2,995	2,833
Premiums written (excluding life)	25,980	25,907	25,971
Allstate Financial operations
Supplementary Insurance Information
Deferred policy acquisition costs	2,523	2,859	3,398
Reserves for claims and claims expense, contract benefits and contractholder funds	56,738	61,645	65,492
Unearned premiums	34	39	42
Premium revenue and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Claims and claims expense, contract benefits and interest credited to contractholders	3,406	3,622	3,743
Amortization of deferred policy acquisition costs	494	290	821
Other operating costs and expenses	556	565	560
Premiums written (excluding life)	647	624	465
Corporate and Other
Supplementary Insurance Information
Net investment income	54	60	52
Other operating costs and expenses	$ 408	$ 379	$ 410

SCHEDULE IV - REINSURANCE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Gross amount	$ 29,969	$ 29,950	$ 29,957
Ceded to other companies	1,848	1,896	1,894
Assumed from other companies	59	71	89
Net amount	28,180	28,125	28,152
Percentage of amount assumed to net	0.20%	0.30%	0.30%
Life insurance in force
Reinsurance
Gross amount	519,639	523,214	525,381
Ceded to other companies	222,379	238,745	253,650
Assumed from other companies	9,137	9,680	10,230
Net amount	306,397	294,149	281,961
Percentage of amount assumed to net	3.00%	3.30%	3.60%
Life insurance
Reinsurance
Gross amount	2,177	2,170	2,142
Ceded to other companies	617	659	682
Assumed from other companies	35	36	38
Net amount	1,595	1,547	1,498
Percentage of amount assumed to net	2.20%	2.30%	2.50%
Accident-health insurance
Reinsurance
Gross amount	776	765	615
Ceded to other companies	133	145	156
Assumed from other companies		1	1
Net amount	643	621	460
Percentage of amount assumed to net		0.20%	0.20%
Property-liability insurance
Reinsurance
Gross amount	27,016	27,015	27,200
Ceded to other companies	1,098	1,092	1,056
Assumed from other companies	24	34	50
Net amount	$ 25,942	$ 25,957	$ 26,194
Percentage of amount assumed to net	0.10%	0.10%	0.20%

SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for reinsurance recoverables
Valuation allowances and qualifying accounts
Balance at beginning of period	$ 142		$ 168
Deductions	39		26
Balance at end of period	103		142
Allowance for premium installment receivable
Valuation allowances and qualifying accounts
Balance at beginning of period	75	77	70
Additions charged to costs and expenses	82	86	125
Deductions	87	88	118
Balance at end of period	70	75	77
Allowance for deferred tax assets
Valuation allowances and qualifying accounts
Balance at beginning of period	6	11	49
Additions charged to costs and expenses			250
Other additions	67
Deductions	6	5	288
Balance at end of period	67	6	11
Allowance for estimated losses on mortgage loans
Valuation allowances and qualifying accounts
Balance at beginning of period	84	95	4
Additions charged to costs and expenses	37	65	97
Deductions	58	76	6
Balance at end of period	$ 63	$ 84	$ 95

SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE COMPANIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS
Deferred policy acquisition costs	$ 1,348	$ 1,321	$ 1,355
Reserves for insurance claims and claims expense	20,375	19,468	19,167
Unearned premiums	10,023	9,761	9,780
Earned premiums	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Claims and claims adjustment expense incurred:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Paid claims and claims adjustment expense	20,195	18,583	18,900
Premiums written	$ 25,980	$ 25,907	$ 25,971